AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2000

                                                          FILE NOS.  33-9421
                                                                    811-5526
=============================================================================

                     SECURITIES  AND  EXCHANGE  COMMISSION
                            WASHINGTON, D.C. 20549

                            ----------------------

                                   FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       \x\

                          PRE-EFFECTIVE AMENDMENT NO.                      \ \


                        POST-EFFECTIVE AMENDMENT NO. 29                    \x\


                                    AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    \x\


                               AMENDMENT NO. 33                            \x\


                               ----------------

             MUTUAL FUND INVESTMENT TRUST (formerly AVESTA Trust)
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)



      1211 Avenue of the Americas, 41st Floor
                 New York, New York                                  10036

      (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)                      (ZIP CODE)


                            --------------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (212) 492-1600

                            --------------------

                            George Martinez, Esq.
                          BISYS Fund Services, Inc.
                              3435 Stelzer Road
                             Columbus, Ohio 43219
                (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                   COPY TO:

                                SARAH COGAN, ESQ.

                          SIMPSON THACHER & BARTLETT
                             425 LEXINGTON AVENUE

                           NEW YORK, NEW YORK 10017


It is proposed that this filing will become effective:


\X\  immediately upon filing pursuant      \ \ on    pursuant to paragraph (b)
     to paragraph (b)

\ \  60 days after filing pursuant to      \ \ on April 30, 1999 pursuant to
     paragraph (a)(1)                          paragraph (a)(1)

\ \  75 days after filing pursuant         \ \ on    pursuant to paragraph
     to paragraph (a)(2)                       (a)(2) of Rule 485

If appropriate, check the following box:

\ \ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


         Registrant has previously elected, pursuant to Rule 24f-2 under the Investment Company Act of 1940, to register an indefinite number of units of beneficial interest for sale under the Securities Act of 1933. Registrant's Rule 24f-2 Notice for the fiscal year 1999 was filed on or about March 21, 2000.

================================================================================

PROSPECTUS APRIL 28, 2000


                                  Chase Funds


CHASE MONEY
MARKET FUND

CHASE SHORT-
INTERMEDIATE TERM
U.S. GOVERNMENT
SECURITIES FUND

CHASE U.S.
GOVERNMENT
SECURITIES FUND

CHASE INTERMEDIATE
TERM BOND FUND

CHASE INCOME FUND

CHASE BALANCED
FUND

CHASE EQUITY INCOME
FUND

CHASE CORE EQUITY
FUND

CHASE EQUITY
GROWTH FUND

CHASE SMALL
CAPITALIZATION FUND


The Securities and
Exchange Commission
has not approved or
disapproved these
securities or determined
if this prospectus is
truthful or complete.
Any representation to
the contrary is a criminal
offense.

[CHASE
THE RIGHT RELATIONSHIP IS EVERYTHING.[RegTM] LOGO]

PSCF2-1-400

 CHASE MONEY MARKET FUND                          1

 CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT    6
 SECURITIES FUND

 CHASE U.S. GOVERNMENT SECURITIES FUND           12

 CHASE INTERMEDIATE TERM BOND FUND               18

 CHASE INCOME FUND                               24

 CHASE BALANCED FUND                             30

 CHASE EQUITY INCOME FUND                        38

 CHASE CORE EQUITY FUND                          44

 CHASE EQUITY GROWTH FUND                        50

 CHASE SMALL CAPITALIZATION FUND                 56

 FUND MANAGEMENT                                 62

 THE FUNDS' INVESTMENT
  ADVISOR                                        62

 HOW YOUR ACCOUNT WORKS                          65

 BUYING FUND SHARES                              65

 SELLING FUND SHARES                             66

 EXCHANGING FUND SHARES                          66

 OTHER INFORMATION CONCERNING THE FUNDS          67

 DISTRIBUTIONS AND TAXES                         67

 FINANCIAL HIGHLIGHTS                            69

 WHAT THE TERMS MEAN                             80

 HOW TO REACH US                         Back cover

CHASE MONEY MARKET FUND

[BEGIN SIDE BAR]

The Fund's
objective
The Fund aims to
provide the highest
possible level of
current income while
still maintaining
liquidity and
preserving capital.

[END SIDE BAR]


The Fund's main investment strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

o high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations
o    debt securities issued or guaranteed by qualified banks. These are:
     o U.S. banks with more than $1 billion in total assets and foreign branches of these banks
     o foreign banks with the equivalent of more than $10 billion in total assets and which have branches or agencies in the U.S.
     o other U.S. or foreign commercial banks which the Fund's advisers judge to have comparable credit standing
o securities issued or guaranteed by the U.S. Government, its agencies or authorities
o    asset-backed securities
o    repurchase agreements.

The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

CHASE MONEY MARKET FUND


The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (including its investment objective) without shareholder approval.[logo]

[START SIDE BAR]


FREQUENCY OF TRADING
How frequently the Fund buys
and sells securities will vary
from year to year, depending on
market conditions. High trading
activity generally means higher
transaction costs.


[END SIDE BAR]

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.[logo]

[BEGIN SIDE BAR]

Securities in the Fund's portfolio
may not earn as high a current
income as longer term or lower
quality securities.

An investment in the Fund isn't a
deposit of The Chase Manhattan
Bank and it isn't insured or
guaranteed by the Federal Deposit
Insurance Corporation or any
other government agency.
Although the Cash Management
Money Market Fund seeks to
preserve the value of your
investment at $1.00 per share,
it is possible to lose money by
investing in the Fund.

[END SIDE BAR]

CHASE MONEY MARKET FUND
The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Premier Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.[logo]


YEAR-BY-YEAR RETURNS
Past performance does not predict how this Fund will perform in the future.

[BAR CHART PLOT POINTS]

1990              7.80%
1991              6.01%
1992              3.51%
1993              2.60%
1994              3.77%
1995              5.57%
1996              5.06%
1997              5.18%
1998              5.20%
1999              4.89%

[END BAR CHART]




-------------------------------------
  BEST QUARTER                1.91%
-------------------------------------
                  1st quarter, 1990

-------------------------------------
  WORST QUARTER               0.62%
-------------------------------------
                  2nd quarter, 1993
                  3rd quarter, 1993


AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 1999




                                      PAST      PAST
                        PAST 1 YEAR   5 YEARS   10 YEARS
----------------------------------------------------------
 PREMIER CLASS SHARES   4.89%         5.18%     4.95%
----------------------------------------------------------

Fees and expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
None



ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*



                                                                 TOTAL ANNUAL
                        MANAGEMENT   DISTRIBUTION   OTHER        FUND OPERATING
                        FEE          (12B-1) FEES   EXPENSES     EXPENSES
--------------------------------------------------------------------------------
 PREMIER CLASS SHARES   0.30%        NONE           0.26%#       0.56%#
--------------------------------------------------------------------------------



*    The table is based on expenses incurred in the most recent fiscal year.
# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual management fee is currently expected to be 0.24% and the total annual fund operating expenses for Premier Class shares are expected not to exceed 0.50%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.



EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o    you invest $10,000
o    you sell all your shares at the end of the period
o    your investment has a 5% return each year, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:


YOUR COST WOULD BE:



NUMBER OF YEARS         1      3       5       10
------------------------------------------------------
 PREMIER CLASS SHARES   $57    $179    $313    $701
------------------------------------------------------

CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND

[BEGIN SIDE BAR]

The Fund's
objective
The Fund aims to
provide as high a
level of current
income as is
consistent with
preservation of
capital.

[END SIDE BAR]


The Fund's main investment strategy

Under normal market conditions, the Fund will invest at least 70% of its total assets in debt securities issued or guaranteed by the U.S. Government and its agencies or authorities, and in repurchase agreements involving these securities.

The Fund may invest in mortgage-related securities issued or guaranteed by certain agencies of the U.S. Government. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

To reduce volatility, under normal market conditions, the Fund maintains a dollar-weighted average maturity for the overall portfolio of between two and five years. This is because the prices of shorter-term securities tend to be less volatile than the prices of longer-term securities. There is no restriction on the maturity of any individual security in the portfolio. The Fund's adviser adjusts the average maturity of the Fund based on its outlook for the economy.

When making investment decisions for the Fund, the Fund's adviser considers many factors in addition to current yield, including preservation of capital, maturity and yield to maturity. The Fund's adviser will adjust the Fund's investments in certain securities or types of securities based on its analysis of changing economic conditions and trends. The Fund's adviser may sell one security and buy another security of comparable quality and maturity to take advantage of what it believes to be short-term differences in market values or yields.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may enter into "dollar rolls" in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets during unusual market conditions, the Fund may invest any portion of its assets in high quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.[logo]



[BEGIN SIDE BAR]

FREQUENCY OF TRADING
The Fund may trade securities
actively, which could increase
transaction costs, thus lowering
performance, and increase your
taxable dividends.

[END SIDE BAR]

CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND

The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in Short-Intermediate Term U.S. Government Securities Fund.

The value of fixed income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.



When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities when interest rates fall.


Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the

[BEGIN SIDE BAR]

An investment in the Fund isn't a
deposit of The Chase Manhattan
Bank and it isn't insured or
guaranteed by the Federal Deposit
Insurance Corporation or any
other government agency.

[END SIDE BAR]
value of some classes in which the Fund invests may be more volatile.

The value of interest-only and principal-only mortgage backed securities is more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

While the principal and payments on certain of the Fund's portfolio securities may be guaranteed, this does not mean that the market value of the security, or the value of Fund shares, is guaranteed.


The Fund's performance will depend on the credit quality of its investments. While U.S. Government securities are generally of high quality, a government security that is not backed by the full faith and credit of the U.S. Treasury may be affected by the creditworthiness of the agency or authority that issued it.


Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

If the interest rate on floating and variable rate securities falls, the Fund's yield may decline and it may lose the opportunity for capital appreciation.


Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its part of the agreement.

Derivatives may be more risky than other types of investment because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


If the Fund temporarily departs from its investment policies to defend its assets, it may not achieve its investment objectives.[logo]

CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Premier Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception. It compares that performance to the Lehman 1-3 Year Government Index and the Lehman Intermediate Government Index, widely recognized market benchmarks, and the Lipper Short-Intermediate Term U.S. Government Funds Index.


The Lehman 1-3 Year Government Index consists of U.S. Treasury and agency securities with maturities of one to three years. The Lehman Intermediate Government Index consists of U.S. Treasury and agency securities with maturities of one to 10 years.

The Lipper Short-Intermediate Term U.S. Government Funds Index represents the performance of the 30 largest short-intermediate term debt funds.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.[logo]


YEAR-BY-YEAR RETURNS
Past performance does not predict how this Fund will perform in the future.

[BAR CHART PLOT POINTS]

1994           -1.05%
1995           12.01%
1996            2.68%
1997            6.30%
1998            7.35%
1999            0.72%

[END PLOT POINTS]



-------------------------------------
  BEST QUARTER                4.21%
-------------------------------------
                  3rd quarter, 1998

-------------------------------------
  WORST QUARTER              -1.35%
-------------------------------------
                  1st quarter, 1994



AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1999



                                                       SINCE
                                 PAST 1     PAST 5     INCEPTION
                                 YEAR       YEARS      (4/1/93)
-------------------------------------------------------------------
 PREMIER CLASS SHARES            0.72%      5.75%      4.43%
-------------------------------------------------------------------
 LEHMAN 1-3 YEAR GOV'T INDEX     2.97%      6.47%      5.31%
-------------------------------------------------------------------
 LEHMAN INT GOV'T INDEX          0.49%      6.93%      5.62%
-------------------------------------------------------------------
 LIPPER SHORT-INT TERM US GOV'T
 FUNDS INDEX                     0.82%      6.04%      4.73%
-------------------------------------------------------------------

CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND

Fees and expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
None



ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*



                                                                 TOTAL ANNUAL
                        MANAGEMENT   DISTRIBUTION   OTHER        FUND OPERATING
                        FEE          (12B-1) FEES   EXPENSES     EXPENSES
--------------------------------------------------------------------------------
 PREMIER CLASS SHARES   0.50%        NONE           0.65%#       1.15%#
--------------------------------------------------------------------------------



*    The table is based on expenses incurred in the most recent fiscal year.
# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual management fee is currently expected to be 0.10% and the total annual fund operating expenses for Premier Class shares are expected not to exceed 0.75%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.



EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o    you invest $10,000
o    you sell all your shares at the end of the period
o    your investment has a 5% return each year, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:


YOUR COST WOULD BE:



NUMBER OF YEARS         1       3       5       10
---------------------------------------------------------
 PREMIER CLASS SHARES   $117    $365    $633    $1,398
---------------------------------------------------------

CHASE U.S. GOVERNMENT SECURITIES FUND

[BEGIN SIDE BAR]


The Fund's objective
The Fund aims to
provide current
income while
emphasizing
preservation of
capital.

[END SIDE BAR]


The Fund's main investment strategy
Under normal market conditions, the Fund will invest at least 70% of its total assets in debt securities issued or guaranteed by the U.S. Government and its agencies or authorities, and in repurchase agreements involving these securities.

The Fund may invest in mortgage-related securities issued or guaranteed by certain agencies of the U.S. Government. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

Under normal market conditions, the average portfolio maturity of the Fund is between five and 15 years. There is no restriction on the maturity of any individual security in the portfolio. The Fund's adviser will adjust the maturity based on its outlook for the economy.

When making investment decisions for the Fund, the Fund's adviser considers many factors in addition to current yield, including preservation of capital, maturity and yield to maturity. The Fund's adviser will adjust the Fund's investments in certain securities or types of securities based on its analysis of changing economic conditions and trends. The Fund's adviser may sell one security and buy another security of comparable quality and maturity to take advantage of what it believes to be short-term differences in market values or yields.

CHASE U.S. GOVERNMENT SECURITIES FUND

[BEGIN SIDE BAR]

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs, thus lowering performance, and increase your taxable dividends.

[END SIDE BAR]

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may enter into "dollar rolls" in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets during unusual market conditions, the Fund may invest any portion of its assets in high quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.[logo]

CHASE U.S. GOVERNMENT SECURITIES FUND
The main investment risks


All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in U.S. Government Securities Fund.

The value of fixed income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities when interest rates fall.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the

[BEGIN SIDE BAR]

An investment in the Fund isn't a
deposit of The Chase Manhattan
Bank and it isn't insured or
guaranteed by the Federal Deposit
Insurance Corporation or any
other government agency.

[END SIDE BAR]
value of some classes in which the Fund invests may be more volatile.

The value of interest-only and principal-only mortgage-backed securities is more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

While the principal and payments on certain of the Fund's portfolio securities may be guaranteed, this does not mean that the market value of the security, or the value of Fund shares, is guaranteed.


The Fund's performance will depend on the credit quality of its investments. While U.S. Government securities are generally of high quality, a government security that is not backed by the full faith and credit of the U.S. Treasury may be affected by the creditworthiness of the agency or authority that issued it.


Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

If the interest rate on floating and variable rate securities falls, the Fund's yield may decline and it may lose the opportunity for capital appreciation.


Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its part of the agreement.

Derivatives may be more risky than other types of investment because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

If the Fund temporarily departs from its investment policies to defend its assets, it may not achieve its investment objectives.[logo]

CHASE U.S. GOVERNMENT SECURITIES FUND
The Fund's past performance


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Premier Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception. It compares that performance to the Lehman Government Index, a widely recognized market benchmark, and the Lipper General U.S. Government Funds Index.

The Lehman Government Index consists of the Lehman Treasury Bond Index and the Lehman Agency Bond Index. It includes Treasury bonds and fixed income securities issued by the U.S. Government and its agencies.

The Lipper General U.S. Government Funds Index represents the performance of the 30 largest U.S. government securities funds.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.[logo]


YEAR-BY-YEAR RETURNS
Past performance does not predict how this Fund will perform in the future.

[BAR CHART PLOT POINTS]

1994          -8.39%
1995          30.11%
1996          -1.89%
1997           9.55%
1998           9.28%
1999          -2.55%

[END PLOT POINTS]


--------------------------------------
  BEST QUARTER                10.36%
--------------------------------------
                   2nd quarter, 1995

--------------------------------------
  WORST QUARTER               -6.79%
--------------------------------------
                   1st quarter, 1996


AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1999



                                                       SINCE
                                PAST 1      PAST 5     INCEPTION
                                YEAR        YEARS      (4/1/93)
------------------------------------------------------------------
 PREMIER CLASS SHARES           -2.55%      8.28%      6.07%
------------------------------------------------------------------
 LEHMAN GOVERNMENT INDEX        -2.23%      7.44%      5.81%
------------------------------------------------------------------
 LIPPER GENERAL US GOV'T FUNDS
 INDEX                          -2.66%      6.47%      4.70%
------------------------------------------------------------------

Fees and expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
None



ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*



                                                                 TOTAL ANNUAL
                        MANAGEMENT   DISTRIBUTION   OTHER        FUND OPERATING
                        FEE          (12B-1) FEES   EXPENSES     EXPENSES
--------------------------------------------------------------------------------
 PREMIER CLASS SHARES   0.50%        NONE           1.40%#       1.90%#
--------------------------------------------------------------------------------



*    The table is based on expenses incurred in the most recent fiscal year.
# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual management fee is currently expected to be 0.00%, other expenses for Premier Class shares are expected to be 0.75%, and total annual fund operating expenses for Premier Class shares are expected not to exceed 0.75%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.



EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o    you invest $10,000
o    you sell all your shares at the end of the period
o    your investment has a 5% return each year, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:


YOUR COST WOULD BE:




NUMBER OF YEARS         1       3       5         10
-----------------------------------------------------------
 PREMIER CLASS SHARES   $193    $597    $1,026    $2,222
-----------------------------------------------------------

CHASE INTERMEDIATE TERM BOND FUND

[START SIDE BAR]

The Fund's objective
The Fund aims to
invest in securities
that earn current
income while also
considering stability
of principal.

[END SIDE BAR]


The Fund's main investment strategy

The Fund seeks current income by investing primarily in fixed income securities. Under normal market conditions, the Fund will invest at least 70% of its total assets in bonds and notes of domestic and foreign issuers, U.S. Government securities and mortgage-related securities.


To help reduce the risk of loss of principal, all of the Fund's investments in debt securities will be investment grade, which means a rating of Baa or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Corporation, or the equivalent by another national rating organization or unrated securities of comparable quality.


The average portfolio maturity of the Fund is between three and 10 years. When the Fund purchases fixed income securities, they usually will have a maturity of greater than one year. The Fund's adviser will adjust the maturity based on its outlook for the economy.

When making investment decisions for the Fund, the Fund's adviser considers many factors in addition to current yield, including preservation of capital, maturity and yield to maturity. The Fund's adviser will adjust the Fund's investments in certain securities or types of securities based on its analysis of changing economic conditions and trends. The Fund's adviser may sell one security and buy another security of comparable quality and maturity to take advantage of what it believes to be short-term differences in market values or yields.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest up to 30% of its total assets in foreign debt securities, including Depositary Receipts. These investments may include debt securities issued or guaranteed by foreign governments and international organizations such as The World Bank.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may enter into "dollar rolls" in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets during unusual market conditions, the Fund may invest any portion of its assets in high quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.[logo]

[BEGIN SIDE BAR]

FREQUENCY OF TRADING
The Fund may trade securities
actively, which could increase
transaction costs, thus lowering
performance, and increase your
taxable dividends.

[END SIDE BAR]

CHASE INTERMEDIATE TERM BOND FUND

The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Intermediate Term Bond Fund.

The value of fixed income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.


When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities when interest rates fall.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the


[BEGIN SIDE BAR]

An investment in the Fund isn't a
deposit of The Chase Manhattan Bank
and it isn't insured or guaranteed
by the Federal Deposit
Insurance Corporation or any
other government agency.

[END SIDE BAR]
value of some classes in which the Fund invests are more volatile.


The value of interest-only and principal-only mortgage backed securities is more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities.

Investments in foreign securities may be riskier than investments in the U.S. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. If the Fund were to invest in a security which is not denominated in U.S. dollars, it also would be subject to currency exchange risk. These risks increase when investing in issuers located in developing countries.

The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

If the interest rate on floating and variable rate securities falls, the Fund's yield may decline and it may lose the opportunity for capital appreciation.


Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its part of the agreement.

Derivatives may be more risky than other types of investment because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.[logo]

CHASE INTERMEDIATE TERM BOND FUND

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Premier Class shares has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past year, five years and since inception. It compares that performance to the Lehman Intermediate Government/Corporate Index and the Lehman Aggregate Index, widely recognized market benchmarks, and the Lipper Intermediate Grade Debt Funds Index.

The Lehman Brothers Intermediate Government/Corporate Index consists of U.S. Treasury and agency securities, corporate and Yankee bonds with maturities of 1-10 years. The Lehman Aggregate Index consists of the Lehman Brothers Government/Corporate Index U.S. Treasury and agency securities, corporate bonds and mortgage-backed securities with maturities of 1-30 years.

The Lipper Intermediate Grade Debt Funds Index represents the performance of the 30 largest intermediate investment grade debt funds.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.[logo]

YEAR-BY-YEAR RETURNS
Past performance does not predict how this Fund will perform in the future.

[BAR CHART PLOT POINTS]

1995                16.79%
1996                 1.86%
1997                 7.26%
1998                 7.63%
1999                -1.11%

[END PLOT POINTS]


-------------------------------------
  BEST QUARTER                5.99%
-------------------------------------
                  2nd quarter, 1995

-------------------------------------
  WORST QUARTER              -2.15%
-------------------------------------
                  1st quarter, 1996


AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1999



                                                               SINCE
                                        PAST 1      PAST 5     INCEPTION
                                        YEAR        YEARS      (10/3/94)
-------------------------------------------------------------------------
 PREMIER CLASS SHARES                   -1.11%      6.32%      6.00%
-------------------------------------------------------------------------
 LEHMAN INTERMEDIATE GOV'T/CORP INDEX   -0.39%      7.10%      6.73%
-------------------------------------------------------------------------
 LEHMAN AGGREGATE INDEX                 -0.82%      7.73%      7.43%
-------------------------------------------------------------------------
 LIPPER INT GRADE DEBT FUNDS INDEX      -0.98%      7.08%      6.75%
-------------------------------------------------------------------------

Fees and expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
None



ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*




                                                                 TOTAL ANNUAL
                        MANAGEMENT   DISTRIBUTION   OTHER        FUND OPERATING
                        FEE          (12B-1) FEES   EXPENSES     EXPENSES
--------------------------------------------------------------------------------
 PREMIER CLASS SHARES   0.50%        NONE           0.50%#       1.00%#
--------------------------------------------------------------------------------



*    The table is based on expenses incurred in the most recent fiscal year.
# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual management fee is currently expected to be 0.25% and the total annual fund operating expenses for Premier Class shares are expected not to exceed 0.75%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits you might incur if you invest through a financial institution.



EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o    you invest $10,000
o    you sell all your shares at the end of the period
o    your investment has a 5% return each year, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:


YOUR COST WOULD BE:




NUMBER OF YEARS         1       3       5       10
---------------------------------------------------------
 PREMIER CLASS SHARES   $102    $318    $552    $1,225
---------------------------------------------------------

CHASE INCOME FUND

[BEGIN SIDE BAR]

The Fund's objective
The Fund aims to
invest in securities
that earn a high
level of current
income, while also
considering safety
of principal.

[END SIDE BAR]


The Fund's main investment strategy
The Fund seeks a high level of current income by investing in fixed income securities. Under normal market conditions, the Fund will invest at least 70% of its total assets in bonds and notes of domestic and foreign issuers, U.S. Government securities and mortgage-related securities.


To help reduce the risk of loss of principal, all of the Fund's investments in debt securities will be investment grade, which means a rating of Baa or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Corporation, or the equivalent by another national rating organization or unrated securities of comparable quality.


The average portfolio maturity of the Fund is between five and 15 years. When the Fund purchases fixed income securities, they usually will have a maturity of greater than one year. The Fund's adviser will adjust the maturity based on its outlook for the economy.

When making investment decisions for the Fund, the Fund's adviser considers many factors in addition to current yield, including preservation of capital, maturity and yield to maturity. The Fund's adviser will adjust the Fund's investments in certain securities or types of securities based on its analysis of changing economic conditions and trends. The Fund's adviser may sell one security and buy another security of comparable quality and maturity to take advantage of what it believes to be short-term differences in market values or yields.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest up to 30% of its total assets in foreign securities, including Depositary Receipts. These investments may include debt securities issued or guaranteed by foreign governments and international organizations such as The World Bank.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may enter into "dollar rolls" in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets during unusual market conditions, the Fund may invest any portion of its assets in high quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.[logo]


[BEGIN SIDE BAR]

FREQUENCY OF TRADING
The Fund may trade securities
actively, which could increase
transaction costs, thus lowering
performance, and increase your
taxable dividends.

[END SIDE BAR]

CHASE INCOME FUND

The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Income Fund.

The value of fixed income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities when interest rates fall.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests are more volatile.

[BEGIN SIDE BAR]

An investment in the Fund isn't a
deposit of The Chase Manhattan
Bank and it isn't insured or
guaranteed by the Federal Deposit
Insurance Corporation or any
other government agency.

[END SIDE BAR]

The value of interest-only and principal-only mortgage backed securities is more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities.

Investments in foreign securities may be riskier than investments in the U.S. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. If the Fund were to invest in a security which is not denominated in U.S. dollars, it also would be subject to currency exchange risk. These risks increase when investing in issuers located in developing countries.

The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

If the interest rate on floating and variable rate securities falls, the Fund's yield may decline and it may lose the opportunity for capital appreciation.


Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its part of the agreement.

Derivatives may be more risky than other types of investment because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.[logo]

CHASE INCOME FUND

The Fund's past performance


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Premier Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the Lehman Government/Corporate Index, a widely recognized market benchmark, and the Lipper Corporate Debt A Rated Funds Index.


The Lehman Government/Corporate Index is an unmanaged index that consists of U.S. Treasury and agency securities, and corporate and Yankee bonds with maturities of 1-30 years.

The Lipper Corporate Debt A Rated Funds Index represents the performance of the largest 30 A rated corporate debt funds.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.[logo]


YEAR-BY-YEAR RETURNS
Past performance does not predict how
this Fund will perform in the future.


[BAR CHART PLOT POINTS]

1990             6.60%
1991            13.73%
1992             5.13%
1993            10.18%
1994            -4.47%
1995            18.38%
1996             1.91%
1997             8.73%
1998             9.47%
1999            -2.78%

[END PLOT POINTS]



-------------------------------------
  BEST QUARTER                5.69%
-------------------------------------
                  3rd quarter, 1991

-------------------------------------
  WORST QUARTER              -3.38%
-------------------------------------
                  1st quarter, 1994



AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1999



                                 PAST 1      PAST 5     PAST 10
                                 YEAR        YEARS      YEARS
------------------------------------------------------------------
 PREMIER CLASS SHARES            -2.78%      6.89%      6.47%
------------------------------------------------------------------
 LEHMAN GOV'T/CORP INDEX         -2.15%      7.61%      7.65%
------------------------------------------------------------------
 LIPPER CORP DEBT A RATED FUNDS
 INDEX                           -2.04%      7.25%      7.36%
------------------------------------------------------------------

Fees and expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
None



ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*



                                                                 TOTAL ANNUAL
                        MANAGEMENT   DISTRIBUTION   OTHER        FUND OPERATING
                        FEE          (12B-1) FEES   EXPENSES     EXPENSES
--------------------------------------------------------------------------------
 PREMIER CLASS SHARES   0.50%        NONE           0.45%#       0.95%#
--------------------------------------------------------------------------------



*    The table is based on expenses incurred in the most recent fiscal year.
# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual management fee is currently expected to be 0.30% and the total annual fund operating expenses for Premier Class shares are expected not to exceed 0.75%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.



EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o    you invest $10,000
o    you sell all your shares at the end of the period
o    your investment has a 5% return each year, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:


YOUR COST WOULD BE:


NUMBER OF YEARS         1      3       5       10
-------------------------------------------------------
 PREMIER CLASS SHARES   $97    $303    $525    $1,166
-------------------------------------------------------

CHASE BALANCED FUND


[BEGIN SIDE BAR]

The Fund's objective
The Fund aims to
provide a balance of
current income and
growth of capital.

[END SIDE BAR]


The Fund's main investment strategy

The Fund seeks a balance of current income and growth by using the following strategies:

o an active equity management style that focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks, and

o an active fixed income management style that focuses primarily on domestic fixed income securities.

The Fund's adviser may adjust the portion of the Fund's assets that are invested in equity and fixed income securities depending on its analysis of general market and economic conditions and trends, yields, interest rates and changes in monetary policies.

The Fund seeks growth of capital by normally investing 30% to 70% of its total assets in equity securities. The Fund invests primarily in companies with one or more of the following characteristics:

o a projected rate of earnings growth that's equal to or greater than the equity markets

o a return on assets and equity that's equal to or greater than the equity markets

o    above-average price/earnings ratios

o    below-average dividend yield

o    above-average market volatility

o    a market capitalization of more than $500 million.


Market capitalization is the total market value of a company's shares. Equity securities include common stocks and preferred stocks and securities that are convertible into common stocks.

The Fund will focus on companies with strong earnings growth and high profitability levels. The Fund will also examine industry and company specific characteristics. The Fund's equity portion will emphasize growth sectors of the economy.

The Fund seeks current income by normally investing at least 25% of its total assets in U.S. government securities and other fixed income securities, including mortgage-backed securities. The Fund invests in fixed income securities only if they are rated as investment grade or the adviser considers them to be comparable to investment grade.

There is no restriction on the maturity of the Fund's debt portfolio or on any individual security in the portfolio. The Fund's advisers will adjust the maturity based on its outlook for the economy.

The Fund may invest up to 30% of its total assets in foreign securities, including Depositary Receipts. Its equity investments may also include convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund's equity holdings may also include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include invest-

CHASE BALANCED FUND


ments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may invest any portion of its assets that aren't in stocks or fixed income securities in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.[logo]


[BEGIN SIDE BAR]

FREQUENCY OF TRADING
The Fund may trade securities
actively, which could increase
transaction costs, thus lowering
performance, and increase your
taxable dividends.

[END SIDE BAR]

The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Balanced Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the U.S. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the

CHASE BALANCED FUND

"euro." It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The value of the Fund's fixed income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed income securities.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-related securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be higher or lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, while the value of fixed-income securities will generally increase when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as securities without prepayment features.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a

[BEGIN SIDE BAR]

An investment in the Fund isn't a
deposit of The Chase Manhattan
Bank and it isn't insured or
guaranteed by the Federal Deposit
Insurance Corporation or any
other government agency.

[END SIDE BAR]
result, the value of some classes in which the Fund invests may be more volatile.

The value of interest-only and principal-only mortgage backed securities are more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities.

The Fund's performance will also depend on the credit quality of its investments. Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The market value of convertible securities tends to decline as interest rates increase. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments.

If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.[logo]

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Premier Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500 Index and Lehman Government/Corporate Index, widely recognized market benchmarks, and the Lipper Balanced Funds Index.

The S&P 500 Index is an unmanaged, broad-based index of 500 companies and is generally considered to represent the U.S. market. The Lehman Government/ Corporate Index is an unmanaged index that consists of the Lehman government and corporate bond indices, including U.S. Treasury and agency securities, and corporate and Yankee bonds.

The Lipper Balanced Funds Index represents the performance of the 30 largest balanced funds.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.[logo]


YEAR-BY-YEAR RETURNS
Past performance does not predict how
this Fund will perform in the future.

[BAR CHART PLOT POINTS]

1990          1.34%
1991         24.16%
1992          5.32%
1993          6.01%
1994         -2.27%
1995         23.83%
1996         11.31%
1997         23.67%
1998         25.15%
1999         14.23%

[END PLOT POINTS]


--------------------------------------
  BEST QUARTER                13.34%
--------------------------------------
                   4th quarter, 1998

--------------------------------------
  WORST QUARTER               -5.37%
--------------------------------------
                   3rd quarter, 1990


AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1999



                               PAST        PAST        PAST
                               1 YEAR      5 YEARS     10 YEARS
------------------------------------------------------------------
 PREMIER CLASS SHARES          14.23%      19.51%      12.84%
------------------------------------------------------------------
 S&P 500 INDEX                 21.03%      28.54%      18.19%
------------------------------------------------------------------
 LEHMAN GOV'T/CORP INDEX       -2.15%       7.61%       7.65%
------------------------------------------------------------------
 LIPPER BALANCED FUNDS INDEX    8.98%      16.33%      12.26%
------------------------------------------------------------------

CHASE BALANCED FUND

Fees and expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
None



ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*



                                                                 TOTAL ANNUAL
                        MANAGEMENT   DISTRIBUTION   OTHER        FUND OPERATING
                        FEE          (12B-1) FEES   EXPENSES     EXPENSES
--------------------------------------------------------------------------------
 PREMIER CLASS SHARES   0.75%        NONE           0.35%#       1.10%#
--------------------------------------------------------------------------------



*    The table is based on expenses incurred in the most recent fiscal year.
# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual management fee is currently expected to be 0.65% and the total annual fund operating expenses for Premier Class shares are expected not to exceed 1.00%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.



EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o    you invest $10,000
o    you sell all your shares at the end of the period
o    your investment has a 5% return each year, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:


YOUR COST WOULD BE:


NUMBER OF YEARS         1       3       5       10
--------------------------------------------------------
 PREMIER CLASS SHARES   $112    $350    $606    $1,340
--------------------------------------------------------

CHASE EQUITY INCOME FUND

[BEGIN SIDE BAR]

The Fund's
objective

The Fund aims to
invest in securities
that provide both
capital appreciation
and current income.

[END SIDE BAR]

The Fund's main investment strategy

The Fund uses an active equity management style which focuses on both earnings momentum and value within the universe of income-oriented stocks. The Fund normally invests at least 70% of its total assets in equity securities.

The Fund seeks capital appreciation by targeting companies with attractive earnings momentum. It seeks current income by emphasizing companies with above-average dividend yield and a consistent dividend record. The Fund also emphasizes securities of companies with below-average market volatility and price/earnings ratios or a market capitalization of more than $500 million. The Fund combines growth and value styles of investing.

The Fund may invest up to 30% of its total assets in foreign securities, including Depositary Receipts. Its equity investments may also include convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund may also invest in investment grade debt securities. When the adviser wishes to limit the Fund's equity investments because of adverse market conditions, the Fund may temporarily invest any amount in investment grade debt securities. There is no restriction on the Fund's debt portfolio or on any individual security in the portfolio.

CHASE EQUITY INCOME FUND


The Fund's equity holdings may also include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

The Fund may invest any portion of its assets that aren't in stocks or fixed income securities in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.[logo]

[BEGIN SIDE BAR]

FREQUENCY OF TRADING
The Fund may trade securities
actively, which could increase
transaction costs (and lower
performance) and increase your
taxable dividends.

[END SIDE BAR]

The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Equity Income Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the U.S. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the

CHASE EQUITY INCOME FUND

"euro." It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The market value of convertible securities and debt securities tends to decline as interest rates increase. Such a drop could be worse if the Fund invests a large portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.[logo]

[BEGIN SIDE BAR]

An investment in the Fund isn't a
deposit of The Chase Manhattan
Bank and it isn't insured or
guaranteed by the Federal Deposit
Insurance Corporation or any
other government agency.

[END SIDE BAR]

The Fund's past performance


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Premier Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Large Cap Value Funds Index.

The S&P 500 Index is an unmanaged, broad-based index of 500 companies that is generally considered to represent the U.S. market.

The Lipper Large Cap Value Funds Index consists of funds that invest in large-cap value stocks. These funds usually have a below-average price-to-book ratio and three-year earnings growth figure compared to the diversified U.S. large cap funds universe.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.[logo]


YEAR-BY-YEAR RETURNS
Past performance does not predict how
this Fund will perform in the future.


[BAR CHART PLOT POINTS]

1990           -4.40%
1991           22.10%
1992            5.61%
1993           12.34%
1994           -3.37%
1995           33.72%
1996           17.87%
1997           31.05%
1998           26.20%
1999           13.06%

[END PLOT POINTS]



-------------------------------------
  BEST QUARTER                18.89%
-------------------------------------
                   4th quarter, 1998

-------------------------------------
  WORST QUARTER              -10.93%
-------------------------------------
                   3rd quarter, 1990



AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1999



                                      PAST        PAST        PAST
                                      1 YEAR      5 YEARS     10 YEARS
-----------------------------------------------------------------------
 PREMIER CLASS SHARES                 13.06%      24.13%      14.70%
-----------------------------------------------------------------------
 S&P 500 INDEX                        21.03%      28.54%      18.19%
-----------------------------------------------------------------------
 LIPPER LARGE CAP VALUE FUNDS INDEX   10.78%      22.11%      15.42%
-----------------------------------------------------------------------

CHASE EQUITY INCOME FUND

Fees and expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
None



ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*




                                                                 TOTAL ANNUAL
                        MANAGEMENT   DISTRIBUTION   OTHER        FUND OPERATING
                        FEE          (12B-1) FEES   EXPENSES     EXPENSES
--------------------------------------------------------------------------------
 PREMIER CLASS SHARES   0.75%        NONE           0.30%#       1.05%#
--------------------------------------------------------------------------------



*    The table is based on expenses incurred in the most recent fiscal year.
# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual management fee is currently expected to be 0.70% and the total annual fund operating expenses for Premier Class shares are expected not to exceed 1.00%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.



EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o    you invest $10,000
o    you sell all your shares at the end of the period
o    your investment has a 5% return each year, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:


YOUR COST WOULD BE:


NUMBER OF YEARS         1       3       5       10
--------------------------------------------------------
 PREMIER CLASS SHARES   $107    $334    $579    $1,283
--------------------------------------------------------

CHASE CORE EQUITY FUND

[BEGIN SIDE BAR]

The Fund's
objective

The Fund aims to
maximize total
investment return
with an emphasis on
long-term capital
appreciation and
current income while
taking reasonable
risk.

[END SIDE BAR]


The Fund's main investment strategy

The Fund seeks to achieve its objective by investing all of its assets in Core Equity Portfolio, an open-end investment company which has identical investment objectives and policies as the Fund. As a result, the strategies and risk outlined below apply to Core Equity Portfolio as well as the Fund.


The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of S&P 500 stocks. The Fund normally invests at least 70% of its total assets in equity securities.

The Fund seeks capital appreciation by emphasizing companies with a superior record of earnings growth relative to the equity markets in general or a projected rate of earnings growth that's greater than or equal to the equity markets.

The Fund seeks to earn current income and manage risk by focusing on larger companies with a stable record of earnings growth. In addition, it diversifies its portfolio across all sectors of the S&P 500. The Fund also emphasizes companies with return on assets and return on equity equal to or greater than the equity markets.

The Fund may invest up to 30% of its total assets in foreign securities, including Depositary Receipts. Its equity investments may include convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund may also invest in investment grade debt securities. When the adviser wishes to limit the Fund's equity investments because of adverse market conditions, the Fund may temporarily invest any amount in investment grade debt securities. There is no restriction on the Fund's debt portfolio or on any individual security in the portfolio.

The Fund may invest any portion of its assets that aren't in stocks or fixed income securities in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.[logo]

[BEGIN SIDE BAR]

FREQUENCY OF TRADING
The Fund may trade securities
actively, which could increase
transaction costs (and lower
performance) and increase your
taxable dividends.

[END SIDE BAR]

The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Core Equity Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

Investments in foreign securities may be riskier than investments in the U.S. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro." It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The market value of convertible securities and debt securities tends to decline as interest rates increase. Such a drop could be worse if the

CHASE CORE EQUITY FUND

Fund invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.[logo]


[BEGIN SIDE BAR]

An investment in the Fund isn't a
deposit of The Chase Manhattan
Bank and it isn't insured or
guaranteed by the Federal Deposit
Insurance Corporation or any
other government agency.

[END SIDE BAR]

The Fund's past performance



This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Premier Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Large Cap Core Funds Index.

The S&P 500 Index is an unmanaged, broad-based index of 500 companies and is generally considered to represent the U.S. market.

The Lipper Large Cap Core Funds Index consists of funds that invest in both growth and value stocks.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.[logo]


YEAR-BY-YEAR RETURNS
Past performance does not predict how
this Fund will perform in the future.

[BAR CHART PLOT POINTS]

1994          -4.03%
1995          25.53%
1996          22.54%
1997          33.33%
1998          30.95%
1999          23.89%

[END PLOT POINTS]


-------------------------------------
  BEST QUARTER                22.97%
-------------------------------------
                   4th quarter, 1998

-------------------------------------
  WORST QUARTER               -9.55%
-------------------------------------
                   3rd quarter, 1998


AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1999




                                                             SINCE
                                     PAST        PAST        INCEPTION
                                     1 YEAR      5 YEARS     (4/1/93)
------------------------------------------------------------------------
 PREMIER CLASS SHARES                23.89%      27.18%     20.11%
------------------------------------------------------------------------
 S&P 500 INDEX                       21.03%      28.54%     19.01%
------------------------------------------------------------------------
 LIPPER LARGE CAP CORE FUNDS INDEX   19.35%      25.32%     19.18%
------------------------------------------------------------------------

CHASE CORE EQUITY FUND

Fees and expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
None



ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*




                                                                 TOTAL ANNUAL
                        MANAGEMENT   DISTRIBUTION   OTHER        FUND OPERATING
                        FEE          (12B-1) FEES   EXPENSES     EXPENSES
--------------------------------------------------------------------------------
 PREMIER CLASS SHARES   0.75%        NONE           0.30%#       1.05%#
--------------------------------------------------------------------------------



*    The table is based on expenses incurred in the most recent fiscal year.
# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual management fee is currently expected to be 0.70% and the total annual fund operating expenses for Premier Class shares are expected not to exceed 1.00%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.



EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o    you invest $10,000

o    you sell all your shares at the end of the period

o    your investment has a 5% return each year, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:


YOUR COST WOULD BE:


NUMBER OF YEARS         1       3       5       10
---------------------------------------------------------
 PREMIER CLASS SHARES   $107    $334    $579    $1,283
---------------------------------------------------------

CHASE EQUITY GROWTH FUND

[BEGIN SIDE BAR]

The Fund's
objective

The Fund aims to
provide capital
appreciation.
Producing current
income is a
secondary objective.

[END SIDE BAR]


Investment strategy


The Fund seeks to achieve its objective by investing all of its assets in Equity Growth Portfolio, an open-end investment company which has identical investment objectives and policies as the Fund. As a result, the strategies and risk outlined below apply to Equity Growth Portfolio as well as the Fund.


The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks. The Fund normally invests at least 70% of its total assets in equity securities.

The Fund seeks capital appreciation by emphasizing the growth sectors of the economy. It looks for companies with one or more of the following characteristics:

o a projected earnings growth rate that's greater than or equal to the equity markets in general

o a return on assets and return on equity equal to or greater than the equity markets

o    above market average price-earnings ratios

o    below-average dividend yield

o    above-average market volatility

o    a market capitalization of more than $500 million.


The Fund focuses on companies with strong earnings and high levels of profitability as well as positive industry or company characteristics.


The Fund may invest up to 30% of its total assets in foreign securities, including Depositary Receipts. Its equity investments may include convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund may also invest in investment grade debt securities. When the adviser wishes to limit the Fund's equity investments because of adverse market conditions, the Fund may temporarily invest any amount in investment grade debt securities. There is no restriction on the Fund's debt portfolio or on any individual security in the portfolio.

The Fund may invest any portion of its assets that aren't in stocks or fixed income securities in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.[logo]

[BEGIN SIDE BAR]

FREQUENCY OF TRADING
The Fund may trade securities
actively, which could increase
transaction costs (and thus lower
performance) and increase your
taxable dividends.

[END SIDE BAR]

The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Equity Growth Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the U.S. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the

"euro." It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The market value of convertible securities and debt securities tends to decline as interest rates increase. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.[logo]


[BEGIN SIDE BAR]

An investment in the Fund isn't a
deposit of The Chase Manhattan
Bank and it isn't insured or
guaranteed by the Federal Deposit
Insurance Corporation or any
other government agency.
[END SIDE BAR]

The Fund's past performance

This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Premier Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P/Barra Growth Index, a widely recognized market benchmark, and the Lipper Large Cap Growth Funds Index.

The S&P/Barra Growth Index includes S&P 500 Index securities that have high price-to-book ratios, low dividend yields and high price/earnings ratios. It's a market-weighted index, which means each stock affects the index in proportion to its market value.

Funds in the Lipper Large Cap Growth Funds Index normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.[logo]


YEAR-BY-YEAR RETURNS
Past performance does not predict how
this Fund will perform in the future.

[BAR CHART PLOT POINTS]

1990                -1.45%
1991                31.69%
1992                 6.43%
1993                 2.48%
1994                -0.90%
1995                25.78%
1996                20.52%
1997                37.20%
1998                41.38%
1999                31.85%

[END PLOT POINTS]



--------------------------------------
  BEST QUARTER                27.40%
--------------------------------------
                   4th quarter, 1998

--------------------------------------
  WORST QUARTER              -15.53%
--------------------------------------
                   3rd quarter, 1990



AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1999



                                       PAST        PAST        PAST
                                       1 YEAR      5 YEARS     10 YEARS
------------------------------------------------------------------------
 PREMIER CLASS SHARES                  31.85%      31.14%      18.45%
------------------------------------------------------------------------
 S&P/BARRA GROWTH INDEX                28.25%      33.61%      20.59%
------------------------------------------------------------------------
 LIPPER LARGE CAP GROWTH FUNDS INDEX   34.82%      30.73%      19.70%
------------------------------------------------------------------------

CHASE EQUITY GROWTH FUND

Fees and expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
None



ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*



                       INVESTMENT                               TOTAL ANNUAL
                       ADVISORY     DISTRIBUTION   OTHER        FUND OPERATING
                       FEE          (12B-1) FEES   EXPENSES     EXPENSES
--------------------------------------------------------------------------------
 PREMIER CLASS SHARE   0.75%        NONE           0.28%#       1.03%#
--------------------------------------------------------------------------------



*    The table is based on expenses incurred in the most recent fiscal year.
# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual management fee is currently expected to be 0.72% and the total annual fund operating expenses for Premier Class shares are expected not to exceed 1.00%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.



EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o    you invest $10,000
o    you sell all your shares at the end of the period
o    your investment has a 5% return each year, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:


YOUR COST WOULD BE:


NUMBER OF YEARS         1       3       5       10
--------------------------------------------------------
 PREMIER CLASS SHARES   $105    $328    $569    $1,259
--------------------------------------------------------

CHASE SMALL CAPITALIZATION FUND

[BEGIN SIDE BAR]

The Fund's
objective
The Fund aims to
provide capital
appreciation.

[END SIDE BAR]


The Fund's main investment strategy

The Fund seeks capital appreciation by using an active equity management style that focuses on delivering risk and return characteristics representative of a small capitalization asset class. The Fund normally invests at least 70% of its total assets in equity-based securities of small cap issuers. It primarily targets companies with market capitalizations of $100 million to $1 billion.

The Fund emphasizes companies with above market average price/earnings ratios and price/book ratios, below-average dividend yield and above-average market volatility. The Fund will focus on companies with high-quality management, a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources. The adviser uses a disciplined stock selection process which focuses on identifying attractively valued companies with positive business fundamentals. The Fund combines growth and value styles of investing.

The Fund may invest up to 30% of its total assets in foreign securities, including Depositary Receipts. Its equity investments may include convertible

CHASE SMALL CAPITALIZATION FUND

securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund may also invest in investment grade debt securities. When the adviser wishes to limit the Fund's equity investments because of adverse market conditions, the Fund may temporarily invest any amount in investment grade debt securities. There is no restriction on the Fund's debt portfolio or on any individual security in the portfolio.

The Fund may invest any portion of its assets that aren't in stocks or fixed income securities in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.[logo]

[BEGIN SIDE BAR]

FREQUENCY OF TRADING
The Fund may trade securities
actively, which could increase
transaction costs (and lower
performance) and increase your
taxable dividends.

[END SIDE BAR]

The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Small Capitalization Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The securities of small cap companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Smaller companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the U.S. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the

CHASE SMALL CAPITALIZATION FUND

"euro." It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The market value of convertible securities and debt securities tends to decline as interest rates increase. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.


Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.[logo]




[BEGIN SIDE BAR]

An investment in the Fund isn't a
deposit of The Chase Manhattan
Bank and it isn't insured or
guaranteed by the Federal Deposit
Insurance Corporation or any
other government agency.

[END SIDE BAR]

The Fund's past performance



This section shows the Fund's performance record. The bar chart shows how the performance of the Fund's Premier Class shares has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception. It compares that performance to the S&P 500 Index and the S&P 600 Index, widely recognized market benchmarks, and the Lipper Small Cap Core Funds Index.

The S&P 500 Index is an unmanaged, broad-based index of 500 companies and is generally considered to represent the U.S. market. The S&P 600 is an unmanaged index of 600 small capitalization companies. In the past, the Fund has compared its performance to the S&P 500 Index, but in the future, the Fund intends to compare its performance to the S&P 600 Index instead. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy.

The Lipper Small Cap Core Funds Index consists of funds that invest at least 75% of their equity assets in companies with three-year weighted average market capitalizations of less than 250% of the dollar weighted median market capitalization of the S&P Small Cap 600 Index.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.[logo]



YEAR-BY-YEAR RETURNS
Past performance does not predict how
this Fund will perform in the future.

[BAR CHART PLOT POINTS]

1994           -6.12%
1995           31.14%
1996           30.88%
1997           24.08%
1998           -1.83%
1999           13.23%

[END PLOT POINTS]


-------------------------------------
  BEST QUARTER                17.04%
-------------------------------------
                   2nd quarter, 1997

-------------------------------------
  WORST QUARTER              -18.10%
-------------------------------------
                   3rd quarter, 1998

AVERAGE ANNUAL TOTAL RETURNS
For the periods ending December 31, 1999


                                                             SINCE
                                     PAST        PAST        INCEPTION
                                     1 YEAR      5 YEARS     (4/1/93)
------------------------------------------------------------------------
 PREMIER CLASS SHARES                13.23%      18.80%     13.99%
------------------------------------------------------------------------
 S&P 500 INDEX                       21.03%      28.54%     19.01%
------------------------------------------------------------------------
 S&P 600 INDEX                       12.41%      17.05%     13.84%
------------------------------------------------------------------------
 LIPPER SMALL CAP CORE FUNDS INDEX   20.17%      17.05%     13.91%
------------------------------------------------------------------------

CHASE SMALL CAPITALIZATION FUND

Fees and expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
None



ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                        INVESTMENT                               TOTAL ANNUAL
                        ADVISORY     DISTRIBUTION   OTHER        FUND OPERATING
                        FEE          (12B-1) FEES   EXPENSES     EXPENSES
--------------------------------------------------------------------------------
 PREMIER CLASS SHARES   0.75%        NONE           0.40%#       1.15%#
--------------------------------------------------------------------------------



*    The table is based on expenses incurred in the most recent fiscal year.
# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual management fee is currently expected to be 0.60% and the total annual fund operating expenses for Premier Class shares are expected not to exceed 1.00%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.



EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o    you invest $10,000
o    you sell all your shares at the end of the period
o    your investment has a 5% return each year, and
o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:


YOUR COST WOULD BE


NUMBER OF YEARS         1       3       5       10
---------------------------------------------------------
 PREMIER CLASS SHARES   $117    $365    $633    $1,398
---------------------------------------------------------

FUND MANAGEMENT


The investment adviser


The Chase Manhattan Bank (Chase) is the investment adviser to the Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase provides the Funds with investment advice and supervision. Chase and its predecessors have more than a century of money management experience. Chase is located at 270 Park Avenue, New York, New York 10017.

Chase is entitled to receive an annual fee for its services. The following chart shows the maximum fee as a percentage of each Fund's average daily net assets:



-------------------------------
 FUND                    FEE
-------------------------------
 MONEY MARKET FUND       0.30%
-------------------------------
 SHORT-INTERMEDIATE
 TERM U.S. GOVERNMENT
 SECURITIES FUND         0.50%
-------------------------------
 U.S. GOVERNMENT
 SECURITIES FUND         0.50%
-------------------------------
 INTERMEDIATE TERM
 BOND FUND               0.50%
-------------------------------
 INCOME FUND             0.50%
-------------------------------
 BALANCED FUND           0.75%
-------------------------------
 EQUITY INCOME FUND      0.75%
-------------------------------
 CORE EQUITY FUND        0.75%
-------------------------------
 EQUITY GROWTH FUND      0.75%
-------------------------------
 SMALL CAPITALIZATION
 FUND                    0.75%
-------------------------------


Chase Bank of Texas, N.A. (Chase Texas) is the sub-advisor to the Funds. Chase Texas is a wholly owned subsidiary of The Chase Manhattan Corporation. It makes the day-to-day investment decisions for these funds.

Chase Texas is located at 712 Main Street, Houston, Texas 77002.[logo]

The Portfolio Managers


CHASE MONEY MARKET FUND
The portfolio manager is Thomas Nelson, Head of Short Term Investments at Chase. He has managed the portfolio since October 1999. Prior to this position, he was responsible for the cash reinvestment of the Securities Lending Division. Mr. Nelson joined Chase in 1987 as a portfolio manager and trader for individual fixed income accounts.

CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND
The portfolio managers are Michael Bennis, Vice President and Senior Portfolio Manager at Chase, Timothy Neumann, Head of the Taxable Core Investment Group at Chase and Lynn J. Chen, Vice President and Portfolio Manager at Chase. Mr. Bennis and Mr. Neumann have been responsible for the Fund since October 1999. Ms. Chen has been responsible for the Fund since April 2000. Before joining Chase in 1996, Mr. Bennis was a senior analyst and trader at Union Bank of Switzerland Asset Management. Prior to joining Union Bank of Switzerland, he was a fixed income analyst at Donaldson, Lufkin & Jenrette. Before joining Chase in 1997, Mr. Neumann was a portfolio manager for Lehman Brothers Global Asset Management mortgage-backed securities accounts. Prior to joining Lehman, he managed fixed income portfolios at Allstate Insurance. Before joining Chase in 1997, Ms. Chen spent seven years as both a portfolio manager and an analyst at Nippon Life Insurance Company.

CHASE U.S. GOVERNMENT
SECURITIES FUND
The portfolio managers are Mr. Bennis and Mr. Neumann. They have been responsible for the Fund since October 1999.

CHASE INTERMEDIATE TERM BOND FUND
The portfolio managers are Leonard Lovito, a Vice President and Senior Portfolio Manager at Chase and Mr. Neumann. They have managed the Fund since October 1999. Mr. Lovito joined Chase in 1998. Prior to joining Chase, from 1984 to 1998, Mr. Lovito was Vice President at J. & W. Seligman & Co., Inc. where he managed a number of fixed income portfolios and mutual funds. Prior to joining Seligman, Mr. Lovito was a senior Securities Administrator in the investment department of the Dime Savings Bank of New York.

CHASE INCOME FUND
The portfolio managers are Andrew Russell, a Vice President and Portfolio Manager at Chase and Mr. Neumann. They have been responsible for the Fund since October 1999. Mr. Russell joined Chase in 1990 and has held several positions within the U.S. fixed income area, including portfolio analyst, taxable fixed-income trader and assistant trader. Mr. Russell is a member of the U.S. fixed income area's quantitative research team.

CHASE BALANCED FUND
Henry Lartique, Executive Vice President and Chief Investment Officer at Chase, and Jeff Phelps, Portfolio Manager at Chase are responsible for the equity portion of the portfolio. H. Mitchell Harper,

FUND MANAGEMENT


Senior Vice President, and Portfolio Manager at Chase is responsible for the fixed income portion of the portfolio. Mr. Lartique has managed the equity portion of the portfolio since July of 1994. He began his career as a securities analyst at Chase in 1984. Mr. Lartigue then worked as an Equity Fund Manager until 1992. From July 1992 to June 1994, he worked as an independent registered investment adviser. He returned to Chase in 1994. Mr. Phelps has managed the equity portion of the portfolio since October 1999. Mr. Phelps joined Chase in 1997. Prior to joining Chase, he was employed by Houston Industries. Mr. Harper has managed the fixed income portion of the portfolio since October 1999. Mr. Harper has been with Chase since 1987. Previously he worked at John Alden Life Insurance Co. from 1985-1987, as Vice President, Portfolio Management. Prior to that he was Vice President, Department Head-Investments at Bank Life & Casualty.


CHASE EQUITY INCOME FUND

The portfolio manager is Robert Heintz, a Senior Investment Officer at Chase. He has managed the portfolio since its inception on March 29, 1988. Mr. Heintz has worked for Chase Texas since 1983.


CHASE CORE EQUITY FUND
Mr. Lartigue has managed the portfolio since January of 1996. Since January 1999 the funds have been co-managed with Mr. Phelps.



CHASE EQUITY GROWTH FUND
Mr. Lartigue has managed the portfolio since July of 1994.



CHASE SMALL CAPITALIZATION FUND
The portfolio manager is Juliet Ellis, a Senior Investment Officer at Chase. She has managed the portfolio since September of 1993. Ms. Ellis has worked at Chase Texas since 1987. Before becoming portfolio manager for the Small Capitalization Fund, Ms. Ellis was the director of research and an equity analyst at Chase Texas.[logo]

HOW YOUR ACCOUNT WORKS


Buying Fund shares

There is no commission or sales charge to buy Premier Class shares. You can buy shares through financial service firms, such as broker-dealers and banks, if they have an agreement with the Funds' distributor. Your financial service firm is responsible for promptly forwarding your order to the Chase Funds Service Center.



Minimum investments

The minimum initial investment is $250,000.

Registered investment advisors and broker dealers offering fee-based programs may aggregate client fund balances to meet this investment minimum provided that individual client fund balances meet an investment minimum of $25,000.

In addition, any registered investment advisors or broker dealers who aggregate client balances in order to meet the investment minimum must maintain an average balance of $250,000 per fund.

The Distributor reserves the right to redeem or convert to investor shares at its prevailing net asset value accounts that do not meet the minimum investment after one year.



Investment details

The price of the shares is the net asset value per share (NAV). NAV is the value of everything a Fund owns,

HOW YOUR ACCOUNT WORKS

minus everything it owes, divided by the number of shares held by investors. You'll pay the next NAV calculated after your financial service firm receives your instructions, provided that the order is received by the Chase Funds Service Center before it closes for business that day. Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange.

Each Fund other than the Money Market Fund generally values its assets at their market value but may use fair value if market prices are unavailable. The Money Market Fund seeks to maintain a stable NAV of $1.00. It uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

Your financial service firm will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

You can buy shares on any business day that the New York Stock Exchange and the Federal Reserve Bank of New York are open.

You must provide a Taxpayer Identification Number or Social Security Number when you open an account. The Funds reserve the right to refuse any purchase order or to stop offering shares for sale at any time.[logo]


Selling Fund shares

There is no commission or charge to sell Premier Class shares of the Funds.

You can sell your shares on any day that the Funds are accepting purchase orders. Your financial service firm will forward your order to the Chase Funds Service Center. Your financial service firm will be responsible for sending the Funds all the documentation that they need, and your firm might charge you for this service. You'll receive the next NAV calculated after the Chase Funds Service Center receives your order in proper form.

Under normal circumstances, if the Chase Funds Service Center receives your order before the close of regular trading on the New York Stock Exchange, each Fund will send your financial service firm the proceeds the next business day. Under unusual circumstances, each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.[logo]


Exchanging Fund shares

You can exchange your shares for Premier shares of other Chase Funds at net asset value, if your financial service firm allows exchanges. To exchange shares, contact your financial service firm. You should carefully read the prospectus of the Fund you want to change to before making any exchanges.[logo]

Other information concerning the Funds

If you have authorized your financial service firm to act upon instructions received by phone and the firm fails to take reasonable steps to confirm that the instructions are genuine, it may be liable for any losses due to unauthorized or fraudulent instructions. You agree that you will not hold a Fund, your financial service firm or their agents liable for any loss or expenses from any sales request, including a fraudulent or unauthorized request, if the financial service firm has taken reasonable precautions.[logo]


For shareholders that bank with Chase, Chase may aggregate investments in the Chase Funds with balances held in Chase bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. Chase and certain other financial institutions may, at their own expense, provide gifts, such as computer software packages, guides and books related to investment or additional Fund shares valued up to $250 to their customers that invest in the Chase Funds.


Distribution arrangements


The Funds' distributor is CFD Fund Distributors Inc., which we call CFD in this prospectus. CFD is a subsidiary of The BISYS Group, Inc. and is not affiliated with Chase.


Each Fund may issue multiple classes of shares. This prospectus relates only to Premier Class shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

Chase and its affiliates and the Funds and their affiliates, agents and sub-agents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. The information can be used for a variety of purposes, including offering investment and insurance products to shareholders.[logo]


Distributions and taxes

The Funds can earn income and they can realize capital gains. The Funds deduct any expenses and pay these earnings out to shareholders as distributions.


The Chase Money Market Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. We distribute the dividends monthly. We distribute any short-term capital gain at least annually. The Chase Money Market Fund does not expect to realize long-term capital gain.


The Chase Short-Intermediate Term U.S. Government Securities Fund, Chase U.S. Government Securities Fund, Chase Intermediate Term

HOW YOUR ACCOUNT WORKS

Bond Fund and Chase Income Fund (the Fixed Income Funds) declare dividends daily and distribute the net investment income monthly. The Chase Balanced Fund, Chase Equity Income Fund, Chase Core Equity Fund, Chase Equity Growth Fund and Chase Small Capitalization Fund distribute any net investment income at least quarterly. Net capital gain is distributed at least annually.

You have three options for your distributions if your financial services firm offers them. You may:

o    reinvest all of them in additional Fund shares;

o take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

o take all distributions in cash or as a deposit in a pre-assigned bank account.


If you don't select an option when you open your account, we'll reinvest all distributions. If we reinvest your distributions, they will be in the same class of shares. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on dividends earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.


The Fixed Income Funds, the Chase Balanced Fund and Chase Equity Income Fund expect that their distributions will consist primarily of ordinary income. The Chase Core Equity Fund, Chase Equity Growth Fund and Chase Small Capitalization Fund expect that their distributions will consist primarily of capital gains.


Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.


For tax purposes, an exchange is treated as selling Fund shares. This will generally result in a capital gain or loss to you.


The above is a general summary of tax implications of investing in the Funds. Please consult your tax adviser to see how investing in a Fund will affect your own tax situation.[logo]

FINANCIAL HIGHLIGHTS


The Financial Highlights tables are intended to help you understand the Funds' financial performance for the periods for the past five years. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).

The following tables provide selected per share data and ratios for one unit of each Fund's predecessor fund for the periods prior to January 1, 1998 and one Premier share of the Funds for each period since conversion.

This information is supplemented by financial statements including accompanying notes appearing in the Funds' Annual Report to Shareholders for the year ended December 31, 1999, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Funds or their Shareholder Servicing Agent.

The financial statements, which include the financial highlights, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.[logo]

Chase Money Market Fund



                                                                                          Premier Shares
                                                                      ------------------------------------------------------
                                                                                 For the Years Ended December 31,
PER SHARE OPERATING PERFORMANCE:                                         1999       1998       1997       1996       1995
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
----------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
  Net Investment Income                                                  0.05       0.05       0.05       0.05       0.05
  Net Gains or Losses in Investments (both realized and unrealized)        --         --         --         --         --
                                                                       -------    -------    -------    -------    -------
  Total from Investment Operations                                       0.05       0.05       0.05       0.05       0.05
 Less Distributions:
  Dividends from Net Investment Income                                   0.05       0.05       0.05       0.05       0.05
  Distributions from Capital Gains                                         --         --         --         --         --
                                                                       -------    -------    -------    -------    -------
  Total Distributions                                                    0.05       0.05       0.05       0.05       0.05
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                             4.89%      5.20%      5.18%      5.06%      5.57%
============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                                   $  296     $  195     $  135     $  119     $   71
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
Expenses                                                                 0.50%      0.50%      0.50%      0.50%      0.50%
----------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                    4.81%      5.07%      5.09%      4.93%      5.43%
----------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and assumption of expenses                      0.58%      0.60%      0.74%      0.72%      0.72%
----------------------------------------------------------------------------------------------------------------------------
Net Investment Income without waivers and assumption of expenses         4.73%      4.97%      4.85%      4.71%      5.21%
----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


Chase Short-Intermediate Term U.S. Government Securities Fund



                                                                                            Premier Shares
                                                                      -----------------------------------------------------------
                                                                                   For the Years Ended December 31,
PER SHARE OPERATING PERFORMANCE:                                          1999        1998        1997        1996        1995
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $ 12.60     $ 12.39     $ 11.66     $ 11.35     $ 10.14
---------------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
  Net investment income                                                   0.60        0.63        0.67        0.60       0.58
  Net Gains or Losses in Investments (both realized and unrealized)      (0.51)       0.25        0.06       (0.29)      0.63
                                                                       --------    -------     -------     --------    -------
  Total from Investment Operations                                        0.09        0.88        0.73        0.31        1.21
 Less Distributions:
  Dividends from Net Investment Income                                    0.60        0.63          --          --          --
  Distributions from Capital Gains                                        0.04        0.04          --          --          --
                                                                       --------    -------     -------     -------     -------
  Total Distributions                                                     0.64        0.67          --          --          --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $ 12.05     $ 12.60     $ 12.39     $ 11.66     $ 11.35
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              0.72%       7.35%       6.30%       2.68%      12.01%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                                   $    31     $    31     $    24     $    29     $    29
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                  0.75%       0.75%       0.75%       0.75%       0.75%
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                     4.82%       5.06%       5.40%       5.26%       5.38%
---------------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and assumption of expenses                       1.12%       1.12%       1.01%       0.88%       0.91%
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income without waivers and assumption of expenses          4.45%       4.69%       5.14%       5.13%       5.22%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                     91%         87%         63%        177%        187%
---------------------------------------------------------------------------------------------------------------------------------

Chase U.S. Government Securities Fund



                                                                                            Premier Shares
                                                                      -----------------------------------------------------------
                                                                                   For the Years Ended December 31,
PER SHARE OPERATING PERFORMANCE:                                           1999        1998       1997         1996       1995
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $ 13.83     $ 13.98    $ 12.76      $ 13.01    $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
  Net Investment Income                                                    0.64        0.72       0.75         0.74       0.73
  Net Gains or Losses in Investments (both realized and unrealized)      ( 0.99)       0.54       0.47       ( 0.99)      2.28
                                                                        -------     -------    -------      -------    -------
  Total from Investment Operations                                       ( 0.35)       1.26       1.22        (0.25)      3.01
 Less Distributions:
  Dividends from Net Investment Income                                     0.64        0.72         --           --         --
  Distributions from Capital Gains                                           --        0.68         --           --         --
  In Excess of Realized Capital Gains                                        --        0.01         --           --         --
                                                                        -------     -------    -------      -------    -------
  Total Distributions                                                      0.64        1.41         --           --         --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $ 12.84     $ 13.83    $ 13.98      $ 12.76    $ 13.01
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              (2.55%)     9.28%      9.55%        (1.89%)    30.11%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                                    $     8     $     4    $     3      $     3    $     3
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                   0.75%       0.75%      0.75%        0.75%      0.75%
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                      4.87%       5.07%      5.73%        6.01%      6.38%
---------------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and assumption of expenses                        2.44%       3.85%*     3.15%        2.09%      2.22%
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income without waivers and assumption of expenses           3.18%       1.97%*     3.33%        4.67%      4.91%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                      19%        110%        87%          48%        17%
---------------------------------------------------------------------------------------------------------------------------------



*Restated.

FINANCIAL HIGHLIGHTS



Chase Intermediate Term Bond Fund



                                                                                            Premier Shares
                                                                      ----------------------------------------------------------
                                                                                   For the Years Ended December 31,
PER SHARE OPERATING PERFORMANCE:                                           1999       1998        1997        1996       1995
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $ 12.87    $ 12.75     $ 11.89     $ 11.67     $  9.99
--------------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
  Net Investment Income                                                    0.66       0.68        0.56        0.61        0.64
  Net Gains or Losses in Investments (both realized and unrealized)       (0.80)      0.27        0.30       (0.39)       1.04
                                                                        -------    -------     -------     -------     -------
  Total from Investment Operations                                        (0.14)      0.95        0.86        0.22        1.68
 Less Distributions:
  Dividends from Net Investment Income                                     0.66       0.68           --          --         --
  Distributions from Capital Gains                                         0.01       0.15           --          --         --
                                                                        -------    -------     --------    --------    -------
  Total Distributions                                                      0.67       0.83           --          --         --
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $ 12.06    $ 12.87     $ 12.75     $ 11.89     $ 11.67
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              (1.11%)     7.63%       7.26%       1.86%      16.79%
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                                    $    39    $    33     $    19     $     7     $     5
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                   0.75%      0.75%       0.75%       0.75%       0.75%
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                      5.33%      5.25%       5.61%       5.32%       5.89%
--------------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and assumption of expenses                        1.18%      1.27%       1.25%       1.42%       1.43%
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income without waivers and assumption of expenses           4.90%      4.73%       5.11%       4.65%       5.21%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                      85%       135%         14%        134%        198%
--------------------------------------------------------------------------------------------------------------------------------

Chase Income Fund



                                                                                            Premier Shares
                                                                      -----------------------------------------------------------
                                                                                   For the Years Ended December 31,
PER SHARE OPERATING PERFORMANCE:                                           1999       1998        1997        1996        1995
---------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                                    $ 20.47    $ 20.18     $ 18.56     $ 18.21     $ 15.39
---------------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
  Net Investment Income                                                    1.03       1.09        1.14        1.00        0.97
  Net Gains or Losses in Investments (both realized and unrealized)       (1.59)      0.77        0.48       (0.65)      1.85
                                                                        -------    -------     -------     -------    -------
  Total from Investment Operations                                        (0.56)      1.86        1.62        0.35        2.82
 Less Distributions:
  Dividends from Net Investment Income                                     1.03       1.09           --         --          --
  Distributions from Capital Gains                                         0.17       0.48           --         --          --
                                                                        -------    -------     --------    -------    --------
  Total Distributions                                                      1.20       1.57           --         --          --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $ 18.71    $ 20.47     $ 20.18     $ 18.56     $ 18.21
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              (2.78%)     9.47%       8.73%       1.91%      18.38%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                                    $    65    $    60     $    51     $    54     $    57
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                   0.75%      0.75%       0.75%       0.75%       0.75%
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                      5.28%      5.28%       5.82%       5.58%       5.77%
---------------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and assumption of expenses                        0.93%      0.94%       1.14%       1.07%       1.08%
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income without waivers and assumption of expenses           5.10%      5.09%       5.43%       5.26%       5.44%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                     120%        54%         97%         72%         93%
---------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


Chase Balanced Fund



                                                                                            Premier Shares
                                                                      -----------------------------------------------------------
                                                                                   For the Years Ended December 31,
PER SHARE OPERATING PERFORMANCE:                                          1999        1998        1997        1996        1995
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $ 34.54     $ 29.26     $ 23.66     $ 21.25     $ 17.16
---------------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
  Net Investment Income                                                   0.78@       0.73        0.74        0.63        0.57
  Net Gains or Losses in Investments (both realized and unrealized)       4.07        6.53        4.86        1.78        3.52
                                                                       -------     -------     -------     -------     -------
  Total from Investment Operations                                        4.85        7.26        5.60        2.41        4.09
 Less Distributions:
  Dividends from Net Investment Income                                    0.70        0.73          --          --          --
  Distributions from Capital Gains                                        0.19        1.25          --          --          --
                                                                       -------     -------     -------     -------    --------
  Total Distributions                                                     0.89        1.98          --          --          --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $ 38.50     $ 34.54     $ 29.26     $ 23.66     $ 21.25
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                             14.23%      25.15%      23.67%      11.31%      23.83%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                                   $   103     $    59     $    36     $    23     $    21
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                  1.00%       1.00%       1.00%       1.00%       1.00%
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                     2.19%       2.32%       2.73%       2.82%       2.94%
---------------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and assumption of expenses                       1.19%       1.28%       1.28%       1.17%       1.17%
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income without waivers and assumption of expenses          2.00%       2.04%       2.45%       2.65%       2.77%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                     45%         58%         64%         70%         98%
---------------------------------------------------------------------------------------------------------------------------------



@ Calculated based upon average shares outstanding.

Chase Equity Income Fund



                                                                                            Premier Shares
                                                                      -----------------------------------------------------------
                                                                                   For the Years Ended December 31,
PER SHARE OPERATING PERFORMANCE:                                          1999        1998        1997        1996        1995
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $ 46.14     $ 36.97     $ 28.21     $ 23.93     $ 17.90
---------------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
  Net Investment Income                                                   0.32@       0.33        0.40        0.43        0.44
  Net Gains or Losses in Investments (both realized and unrealized)       5.65        9.32        8.36        3.85        5.59
                                                                       -------     -------     -------     -------     -------
  Total from Investment Operations                                        5.97        9.65        8.76        4.28        6.03
 Less Distributions:
  Dividends from Net Investment Income                                    0.31        0.34           --          --          --
  Distributions from Capital Gains                                        2.00        0.14           --          --          --
                                                                       -------     -------     --------    --------    --------
  Total Distributions                                                     2.31        0.48           --          --          --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $ 49.80     $ 46.14     $ 36.97     $ 28.21     $ 23.93
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                             13.06%      26.20%      31.05%      17.87%      33.72%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                                   $   170     $   128     $    75     $    63     $    55
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                  1.00%       1.00%       1.00%       1.00%       1.00%
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                     0.66%       0.82%       1.67%       1.67%       2.10%
---------------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and assumption of expenses                       1.09%       1.10%       1.11%       1.07%       1.09%
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income without waivers and assumption of expenses          0.57%       0.72%       1.56%       1.60%       2.01%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                     16%          3%         14%         24%         11%
---------------------------------------------------------------------------------------------------------------------------------



@ Calculated based upon average shares outstanding.

FINANCIAL HIGHLIGHTS


Chase Core Equity Fund



                                                                                            Premier Shares
                                                                      -------------------------------------------------------
                                                                                   For the Years Ended December 31,
PER SHARE OPERATING PERFORMANCE:                                          1999      1998       1997       1996        1995
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $26.52    $21.25     $15.94     $13.01       $10.36
-----------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
  Net Investment Income                                                   0.04@     0.09       0.14       0.16         0.17
  Net Gains or Losses in Investments (both realized and unrealized)       6.27      6.44       5.17       2.77         2.48
                                                                        ------    ------     ------     ------       ------
  Total from Investment Operations                                        6.31      6.53       5.31       2.93         2.65
 Less Distributions:
  Dividends from Net Investment Income                                    0.04      0.09         --         --           --
  Distributions from Capital Gains                                        0.55      0.17         --         --           --
                                                                        ------    ------     ------     ------       ------
  Total Distributions                                                     0.59      1.26         --         --           --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $32.24    $26.52     $21.25     $15.94       $13.01
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                             23.89%    30.95%     33.33%     22.54%      25.53%
=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                                    $  181    $   89     $   51         29      $    24
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------
Expenses                                                                  1.00%     1.00%     1.00%       1.00%        1.00%
-----------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                     0.13%     0.39%      0.74%      1.10%        1.44%
-----------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and assumption of expenses                       1.11%     1.18%      1.20%      1.14%        1.17%
-----------------------------------------------------------------------------------------------------------------------------
Net Investment Income without waivers and assumption of expenses          0.02%     0.21%      0.54%      0.96%        1.27%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                     11%-      32%        24%        29%         133%
-----------------------------------------------------------------------------------------------------------------------------



- Portfolio turnover reflects the period January 1, 1999 to August 11, 1999. After August 11, 1999, all the Fund's investable assets were invested in Core Equity Portfolio.
@   Calculated based upon average shares outstanding.

Chase Equity Growth Fund



                                                                                            Premier Shares
                                                                      ----------------------------------------------------------
                                                                                   For the Years Ended December 31,
PER SHARE OPERATING PERFORMANCE:                                           1999        1998       1997        1996        1995
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $ 52.36     $ 38.36    $ 27.95     $ 23.20     $ 18.44
--------------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
  Net Investment Income                                                   (0.14)@      0.03       0.07        0.10        0.17
  Net Gains or Losses in Investments (both realized and unrealized)       16.78       15.78      10.34        4.65        4.59
                                                                        -------     -------    -------     -------     -------
  Total from Investment Operations                                        16.64       15.81      10.41        4.75        4.76
 Less Distributions:
  Dividends from Net Investment Income                                       --        0.03         --          --          --
  Distributions from Capital Gains                                         0.91        1.78         --          --          --
                                                                        -------     -------    -------     -------     -------
  Total Distributions                                                      0.91        1.81         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $ 68.09     $ 52.36    $ 38.36     $ 27.95     $ 23.20
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              31.85%      41.38%     37.20%      20.52%      25.78%
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                                    $   320     $   179    $    74     $    57     $    46
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                   1.00%       1.00%      1.00%       1.00%       1.00%
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                     (0.24%)      0.05%      0.20%       0.41%       0.78%
--------------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and assumption of expenses                        1.03%       1.09%      1.11%       1.08%       1.10%
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income without waivers and assumption of expenses          (0.27%)     (0.04%)     0.09%       0.33%       0.68%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                      15%-        35%        35%         62%         99%
--------------------------------------------------------------------------------------------------------------------------------



  - Portfolio turnover reflects the period January 1, 1999 to August 11, 1999. After August 11, 1999, all the Fund's investable assets were invested in Equity Growth Portfolio.
  @ Calculated based upon average shares outstanding.

FINANCIAL HIGHLIGHTS


Chase Small Capitalization Fund



                                                                                            Premier Shares
                                                                      -----------------------------------------------------------
                                                                                   For the Years Ended December 31,
PER SHARE OPERATING PERFORMANCE:                                          1999        1998        1997        1996        1995
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $ 19.96     $ 21.78     $ 17.55     $ 13.41    $ 10.23
--------------------------------------------------------------------------------------------------------------------------------
 Income from Investment Operations:
  Net Investment Income                                                   (0.02)@     (0.01)       0.02        0.01       0.05
  Net Gains or Losses in Investments (both realized and unrealized)        2.66       (0.46)       4.21        4.13       3.13
                                                                        -------     -------     -------     -------    -------
  Total from Investment Operations                                         2.64       (0.47)       4.23        4.14       3.18
 Less Distributions:
  Dividends from Capital Gains                                               --        0.71          --          --         --
  In Excess of Net Realized Gain on Investment                               --        0.64          --          --         --
                                                                        -------     -------     -------     -------    -------
  Total Distributions                                                        --        1.35          --          --         --
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $ 22.60     $ 19.96     $ 21.78     $ 17.55    $ 13.41
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              13.23%      (1.83%)     24.08%      30.88%     31.14%
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                                    $    93     $    65     $    40     $    21    $    13
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
Expenses                                                                   1.00%       1.00%       1.00%       1.22%      1.35%
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                     (0.13%)     (0.03%)      0.13%       0.04%      0.46%
--------------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and assumption of expenses                        1.21%       1.26%       1.40%       1.37%      1.50%
--------------------------------------------------------------------------------------------------------------------------------
Net Investment Income without waivers and assumption of expenses          (0.34%)     (0.29%)     (0.27%)     (0.11%)     0.31%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                      60%         45%         43%         68%        89%
--------------------------------------------------------------------------------------------------------------------------------



@ Calculated based upon average shares outstanding.

What the terms mean

COLLATERALIZED MORTGAGE OBLIGATIONS: debt securities that are collateralized by a portfolio of mortgages or mortgage backed securities.

DEBT SECURITIES: securities used by issuers, such as governmental entities and corporations, to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and repays the amount borrowed at the maturity date of the security. However, if a borrower issues a zero coupon debt security, it does not make regular interest payments.

DEPOSITARY RECEIPTS: instruments which are typically issued by financial institutions and which represent ownership of securities of foreign corporations. Depositary receipts are usually designed for use on U.S. and European securities exchanges.

DISTRIBUTION FEE: a fee that covers the cost of the distribution system used to sell shares to the public.

DOLLAR-WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the issuers of the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of the debt security in the Fund's portfolio, the more weight it gets in calculating this average.

DURATION: A mathematical calculation of the average life of a bond that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in interest rates. For example, if a bond has an average duration of 4 years, its price will move 4% when interest rates move 1%.

FUNDAMENTAL RESEARCH: method which concentrates on "fundamental" information about an issuer, such as its financial statements, history, management, etc.

GROWTH APPROACH: approach which focuses on identifying securities of companies whose earnings growth potential appears to the manager to be greater than the market in general and whose growth in revenue is expected to continue for an extended period.

MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MORTGAGE-RELATED SECURITIES: securities that directly or indirectly represent an interest in, or are secured by and paid from, mortgage loans secured by real property.

OTHER EXPENSES: miscellaneous items, including transfer agency, custody and registration fees.

REPURCHASE AGREEMENTS: a type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

STRIPPED OBLIGATIONS: debt securities which are separately traded interest-only or principal-only components of an underlying obligation.

TECHNICAL ANALYSIS: method which focuses on historical price trends in an attempt to predict future price movements.

VALUE APPROACH: approach which focuses on identifying securities that the adviser believes are undervalued by the market, as measured by certain financial formulas.

YIELD CURVE: measure showing relationship among yields of similar bonds with different maturities.[logo]

HOW TO REACH US
--------------------------------------------------------------------------------

More information


You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS   Our annual and semi-annual reports contain
more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) The SAI contains more detailed information about the Funds and their policies. By law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-888-524-2730 or writing to:

Chase Funds Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasefunds.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

Public Reference Section of the SEC
Washington, DC 20549-0102.
1-202-942-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-5526

Chase Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

PROSPECTUS APRIL 28, 2000

Chase Funds

INVESTOR SHARES

CHASE MONEY
MARKET FUND

CHASE SHORT-
INTERMEDIATE TERM
U.S. GOVERNMENT
SECURITIES FUND

CHASE U.S.
GOVERNMENT
SECURITIES FUND

CHASE INTERMEDIATE
TERM BOND FUND

CHASE INCOME FUND

CHASE BALANCED
FUND

CHASE EQUITY INCOME
FUND

CHASE EQUITY
GROWTH FUND

CHASE SMALL
CAPITALIZATION FUND


The Securities and Exchange Commission has not approved or disapproved these securites or determined if this prospectus is truthful or complete. Any represetation to the contrary is a criminal offense.

[Graphic; CHASE
THE RIGHT RELATIONSHIP IS EVERYTHING.{RegTM}]

                                                                    PSCF1-1-400

 CHASE MONEY MARKET FUND                        1

 CHASE SHORT-INTERMEDIATE TERM
  U.S. GOVERNMENT SECURITIES FUND               6

 CHASE U.S. GOVERNMENT SECURITIES FUND         12

 CHASE INTERMEDIATE TERM BOND FUND             18

 CHASE INCOME FUND                             25

 CHASE BALANCED FUND                           31

 CHASE EQUITY INCOME FUND                      39

 CHASE CORE EQUITY FUND                        45

 CHASE EQUITY GROWTH FUND                      51

 CHASE SMALL CAPITALIZATION FUND               57

 FUND MANAGEMENT                               63

 THE FUNDS' INVESTMENT ADVISER                 63

 HOW YOUR ACCOUNT WORKS                        66

 BUYING FUND SHARES                            66

 SELLING FUND SHARES                           68

 EXCHANGING FUND SHARES                        68

 OTHER INFORMATION CONCERNING THE FUNDS        69

 DISTRIBUTIONS AND TAXES                       70

 SHAREHOLDER SERVICES                          71

 FINANCIAL HIGHLIGHTS                          73

 WHAT THE TERMS MEAN                           77

CHASE MONEY MARKET FUND


[Begin sidebar]

The Fund's objective

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

[End sidebar]


The Fund's main investment strategy

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

o high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

o    debt securities issued or guaranteed by qualified banks. These are:

     o U.S. banks with more than $1billion in total assets and foreign branches of these banks

     o foreign banks with the equivalent of more than $10 billion in total assets and which have branches or agencies in the U.S.

     o other U.S. or foreign commercial banks which the Fund's advisers judge to have comparable credit standing

o securities issued or guaranteed by the U.S. Government, its agencies or authorities

o    asset-backed securities

o    repurchase agreements.

The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

CHASE MONEY MARKET FUND


[Begin sidebar]

FREQUENCY OF TRADING

How frequently the Fund buys and sells securities will vary from year to year, depending on market conditions. High trading activity generally means higher transaction costs.

[End sidebar]


The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund invests only in securities issued and payable in U.S. dollars. Each investment must have the highest short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, the security may have a guarantee that has such a rating. If the security is not rated, it must be considered of comparable quality by the Fund's advisers.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of its investment policies (including its investment objective) without shareholder approval.[logo]

The main investment risks

The Fund attempts to keep its net asset value constant, but there's no guarantee it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they're generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can't repay their loans.

Investments in foreign banks and other foreign issuers may be riskier than investments in the United States. That could be, in part, because of difficulty converting investments into cash, political and economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This would hurt the Fund's performance.[logo]


[Begin sidebar]

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower quality securities

An investment in the Fund isn't a deposit of The Chase Manhattan Bank and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Cash Management Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[End sidebar]

CHASE MONEY MARKET FUND


The Fund's past performance


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years.


The Fund began offering Investor Class shares on November 10, 1998. Performance figures for Investor Class shares before that date are based on Premier Class shares of the Fund. Since Investor Class shares have higher expenses, their performance figures would have been lower.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.[logo]

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

[Bar chart data]

1990       7.80%
1991       6.01%
1992       3.51%
1993       2.60%
1994       3.77%
1995       5.57%
1996       5.06%
1997       5.18%
1998       5.20%
1999       4.78%


-----------------------------------
  BEST QUARTER        1.91%
-----------------------------------
                  1st quarter, 1990

-----------------------------------
  WORST QUARTER       0.62%
-----------------------------------
                  2nd quarter, 1993
                  3rd quarter, 1993



AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 1999



                         PAST       PAST      PAST
                         1 YEAR     5 YEARS   10 YEARS
------------------------------------------------------
 INVESTOR CLASS SHARES   4.78%      5.15%     4.94%
------------------------------------------------------

Fees and expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

None+

+ There is a $10 fee for each wire transaction.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                  TOTAL ANNUAL
                         MANAGEMENT   DISTRIBUTION   OTHER        FUND OPERATING
                         FEE          (12B1) FEES    EXPENSES     EXPENSES
--------------------------------------------------------------------------------
 INVESTOR CLASS SHARES   0.30%        0.10%          1.86%#       2.26%#
--------------------------------------------------------------------------------



*The table is based on expenses incurred in the most recent fiscal year. # Restated from the most recent fiscal year to reflect current expense arrangements.

The actual management fee is currently expected to be 0.24%, the distribution fees are expected to be 0.00%, other expenses for Investor Class shares are expected to be 0.36% and the total annual fund operating expenses for Investor Class shares are expected not to exceed 0.60%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o    you invest $10,000

o    you sell all your shares at the end of the period

o    your investment has a 5% return each year, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

YOUR COST WOULD BE:


NUMBER OF YEARS          1       3       5         10
---------------------------------------------------------
 INVESTOR CLASS SHARES   $229    $706    $1,210    $2,595
---------------------------------------------------------

CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND


[Begin sidebar]

The Fund's objective

The Fund aims to provide as high a level of current income as is consistent with preservation of capital.

[End sidebar]


The Fund's main investment strategy

Under normal market conditions, the Fund will invest at least 70% of its total assets in debt securities issued or guaranteed by the U.S. Government and its agencies or authorities, and in repurchase agreements involving these securities.

The Fund may invest in mortgage-related securities issued or guaranteed by certain agencies of the U.S. Government. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

To reduce volatility, under normal market conditions, the Fund maintains a dollar-weighted average maturity for the overall portfolio of between two and five years. This is because the prices of shorter-term securities tend to be less volatile than the prices of longer-term securities. There is no restriction on the maturity of any individual security in the portfolio. The Fund's adviser adjusts the average maturity of the Fund based on its outlook for the economy.

When making investment decisions for the Fund, the Fund's adviser considers many factors in addition to current yield, including preservation of capital, maturity and yield to maturity. The Fund's adviser will adjust the Fund's investments in certain securities or types of securities based on its analysis

[Begin sidebar]

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs, thus lowering performance, and increase your taxable dividends.

[End sidebar]


of changing economic conditions and trends. The Fund's adviser may sell one security and buy another security of comparable quality and maturity to take advantage of what it believes to be short-term differences in market values or yields.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may enter into "dollar rolls" in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets during unusual market conditions, the Fund may invest any portion of its assets in high quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.[logo]

CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND


The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in Short-Intermediate Term U.S. Government Securities Fund.

The value of fixed income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.


When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities when interest rates fall.


Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a


[Begin sidebar]

An investment in the Fund isn't a deposit of The Chase Manhattan Bank and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[End sidebar]
result, the value of some classes in which the Fund invests may be more volatile.

The value of interest-only and principal-only mortgage-backed securities is more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

While the principal and payments on certain of the Fund's portfolio securities may be guaranteed, this does not mean that the market value of the security, or the value of Fund shares, is guaranteed.

The Fund's performance will depend on the credit quality of its investments. While U.S. Government securities are generally of high quality, a government security that is not backed by the full faith and credit of the U.S. Treasury may be affected by the creditworthiness of the agency or authority that issued it.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.


If the interest rate on floating and variable rate securities falls, the Fund's yield may decline and it may lose the opportunity for capital appreciation.


Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its part of the agreement.


Derivatives may be more risky than other types of investment because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


If the Fund temporarily departs from its investment policies to defend its assets, it may not achieve its investment objectives.[logo]

The Fund's past performance


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception. It compares that performance to the Lehman 1-3 Year Government Index and the Lehman Intermediate Government Index, widely recognized market benchmarks, and the Lipper Short-Intermediate Term U.S. Government Funds Index.


The Fund began offering Investor Class shares on November 10, 1998. Performance figures for Investor Class shares before that date are based on Premier Class shares of the Fund. Since Investor Class shares have higher expenses, their performance figures would have been lower.


The Lehman 1-3 Year Government Index consists of U.S. Treasury and agency securities with maturities of one to three years. The Lehman Intermediate Government Index consists of U.S. Treasury and agency securities with maturities of one to 10 years.

The Lipper Short-Intermediate Term U.S. Government Funds Index represents the performance of the 30 largest short-intermediate term debt funds.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.[logo]

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

[Bar chart data]

1994      -1.05%
1995      12.01%
1996       2.68%
1997       6.30%
1998       7.22%
1999       0.48%

-----------------------------------
  BEST QUARTER         4.21%
-----------------------------------
                  3rd quarter, 1998

-----------------------------------
  WORST QUARTER        -1.35%
-----------------------------------
                  1st quarter, 1994


AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 1999



                                                                   SINCE
                                              PAST       PAST      INCEPTION
                                              1 YEAR     5 YEARS   (4/1/93)
----------------------------------------------------------------------------
 INVESTOR CLASS SHARES                        0.48%      5.67%     4.37%
----------------------------------------------------------------------------
 LEHMAN 1-3 YEAR GOV'T INDEX                  2.97%      6.47%     5.31%
----------------------------------------------------------------------------
 LEHMAN INT GOV'T INDEX                       0.49%      6.93%     5.62%
----------------------------------------------------------------------------
 LIPPER SHORT-INT TERM US GOV'T FUNDS INDEX   0.82%      6.04%     4.73%
----------------------------------------------------------------------------

CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND


Fees and expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

None+

+ There is a $10 fee for each wire transaction.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                  TOTAL ANNUAL
                         MANAGEMENT   DISTRIBUTION   OTHER        FUND OPERATING
                         FEE          (12B1) FEES    EXPENSES     EXPENSES
--------------------------------------------------------------------------------
 INVESTOR CLASS SHARES   0.50%        0.25%          2.40%#       3.15%#
--------------------------------------------------------------------------------



* The table is based on expenses incurred in the most recent fiscal year. # Restated from the most recent fiscal year to reflect current expense arrangements.

The actual management fee is currently expected to be 0.10%, the distribution fees are expected to be 0.00%, the other expenses for Investor Class shares are expected to be 0.90% and the total annual fund operating expenses for Investor Class shares are expected not to exceed 1.00%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o    you invest $10,000

o    you sell all your shares at the end of the period

o    your investment has a 5% return each year, and

O the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

YOUR COST WOULD BE:


NUMBER OF YEARS          1       3       5         10
---------------------------------------------------------
 INVESTOR CLASS SHARES   $318    $971    $1,649    $3,457
---------------------------------------------------------

CHASE U.S. GOVERNMENT SECURITIES FUND


[Begin sidebar]

The Fund's objective

The Fund aims to provide current income while emphasizing preservation of capital.

[End sidebar]


The Fund's main investment strategy

Under normal market conditions, the Fund will invest at least 70% of its total assets in debt securities issued or guaranteed by the U.S. Government and its agencies or authorities, and in repurchase agreements involving these securities.

The Fund may invest in mortgage-related securities issued or guaranteed by certain agencies of the U.S. Government. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

Under normal market conditions, the average portfolio maturity of the Fund is between five and 15 years. There is no restriction on the maturity of any individual security in the portfolio. The Fund's adviser will adjust the maturity based on its outlook for the economy.

When making investment decisions for the Fund, the Fund's adviser considers many factors in addition to current yield, including preservation of capital, maturity and yield to maturity. The Fund's adviser will adjust the Fund's investments in certain securities or types of securities based on its analysis of changing economic conditions and trends. The Fund's adviser may sell one security and buy another security of comparable quality and maturity to take advantage of what it believes to be short-term differences in market values or yields.

CHASE U.S. GOVERNMENT SECURITIES FUND


[Begin sidebar]

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs, thus lowering performance, and increase your taxable dividends.

[End sidebar]


The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may enter into "dollar rolls" in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets during unusual market conditions, the Fund may invest any portion of its assets in high quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.[logo]

CHASE U.S. GOVERNMENT SECURITIES FUND


The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in U.S. Government Securities Fund.


The value of fixed income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities when interest rates fall.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the


[Begin sidebar]

An investment in the Fund isn't a deposit of The Chase Manhattan Bank and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[End sidebar]
value of some classes in which the Fund invests may be more volatile.

The value of interest-only and principal-only mortgage-backed securities is more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

While the principal and payments on certain of the Fund's portfolio securities may be guaranteed, this does not mean that the market value of the security, or the value of Fund shares, is guaranteed.

The Fund's performance will depend on the credit quality of its investments. While U.S. Government securities are generally of high quality, a government security that is not backed by the full faith and credit of the U.S. Treasury may be affected by the creditworthiness of the agency or authority that issued it.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

If the interest rate on floating and variable rate securities falls, the Fund's yield may decline and it may lose the opportunity for capital appreciation.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its part of the agreement.


Derivatives may be more risky than other types of investment because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


If the Fund temporarily departs from its investment policies to defend its assets, it may not achieve its investment objectives.[logo]

CHASE U.S. GOVERNMENT SECURITIES FUND


The Fund's past performance


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception. It compares that performance to the Lehman Government Index, a widely recognized market benchmark, and the Lipper General U.S. Government Funds Index.


The Fund began offering Investor Class shares on November 10, 1998. Performance figures for Investor Class shares before that date are based on Premier Class shares of the Fund. Since Investor Class shares have higher expenses, their performance figures would have been lower.

The Lehman Government Index consists of the Lehman Treasury Bond Index and the Lehman Agency Bond Index. It includes Treasury bonds and fixed income securities issued by the U.S. Government and its agencies.


The Lipper General U.S. Government Funds Index represents the performance of the 30 largest U.S. government securities funds.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.[logo]

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

[Bar chart data]

1994      -8.39%
1995      30.11%
1996      -1.89%
1997       9.55%
1998       9.25%
1999      -2.79%

------------------------------------
  BEST QUARTER         10.36%
------------------------------------
                   2nd quarter, 1995

------------------------------------
  WORST QUARTER        -6.79%
------------------------------------
                   1st quarter, 1996


AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 1999



                                                             SINCE
                                       PAST        PAST      INCEPTION
                                       1 YEAR      5 YEARS   (4/1/93)
----------------------------------------------------------------------
 INVESTOR CLASS SHARES                 -2.79%      8.22%     6.03%
----------------------------------------------------------------------
 LEHMAN GOVERNMENT INDEX               -2.23%      7.44%     5.81%
----------------------------------------------------------------------
 LIPPER GENERAL US GOV'T FUNDS INDEX   -2.66%      6.47%     4.70%
----------------------------------------------------------------------

Fees and expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

None+

+ There is a $10 fee for each wire transaction.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                  TOTAL ANNUAL
                         MANAGEMENT   DISTRIBUTION   OTHER        FUND OPERATING
                         FEE          (12B1) FEES    EXPENSES     EXPENSES
--------------------------------------------------------------------------------
 INVESTOR CLASS SHARES   0.50%        0.25%          3.15%#       3.90%#
--------------------------------------------------------------------------------



* The table is based on expenses incurred in the most recent fiscal year. # Restated from the most recent fiscal year to reflect current expense arrangements.

The actual management fee is currently expected to be 0.00%, the distribution fees are expected to be 0.00%, the other expenses for Investor Class shares are expected to be 1.00% and the total annual fund operating expenses for Investor Class shares are expected not to exceed 1.00%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o    you invest $10,000

o    you sell all your shares at the end of the period

o    your investment has a 5% return each year, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

YOUR COST WOULD BE:


NUMBER OF YEARS          1       3         5         10
-----------------------------------------------------------
 INVESTOR CLASS SHARES   $392    $1,189    $2,004    $4,121
-----------------------------------------------------------

                                       17

CHASE INTERMEDIATE TERM BOND FUND


[Begin sidebar]


The Fund's objective


The Fund aims to invest in securities that earn current income while also considering stability of principal.


[End sidebar]


The Fund's main investment strategy

The Fund seeks current income by investing primarily in fixed income securities. Under normal market conditions, the Fund will invest at least 70% of its total assets in bonds and notes of domestic and foreign issuers, U.S. Government securities and mortgage-related securities.


To help reduce the risk of loss of principal, all of the Fund's investments in debt securities will be investment grade, which means a rating of Baa or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Corporation, or the equivalent by another national rating organization or unrated securities of comparable quality.


The average portfolio maturity of the Fund is between three and 10 years. When the Fund purchases fixed income securities, they usually will have a maturity of greater than one year. The Fund's adviser will adjust the maturity based on its outlook for the economy.

When making investment decisions for the Fund, the Fund's adviser considers many factors in addition to current yield, including preservation of capital, maturity and yield to maturity. The Fund's adviser will adjust the Fund's investments in certain securities or types of securities based on its analysis of changing economic conditions and trends. The Fund's adviser may sell

[Begin sidebar]

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs, thus lowering performance, and increase your taxable dividends.

[End sidebar]


one security and buy another security of comparable quality and maturity to take advantage of what it believes to be short-term differences in market values or yields.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers.

These may include investments in col-lateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest up to 30% of its total assets in foreign debt securities, including Depositary Receipts. These investments may include debt securities issued or guaranteed by foreign governments and international organizations such as The World Bank.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may enter into "dollar rolls" in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets during unusual market conditions, the Fund may invest any portion of its assets in high quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.[logo]

CHASE INTERMEDIATE TERM BOND FUND


The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Intermediate Term Bond Fund.

The value of fixed income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities when interest rates fall.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a



[Begin sidebar]

An investment in the Fund isn't a deposit of The Chase Manhattan Bank and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[End sidebar]
result, the value of some classes in which the Fund invests are more volatile.

The value of interest-only and principal-only mortgage-backed securities is more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities.

Investments in foreign securities may be riskier than investments in the U.S. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. If the Fund were to invest in a security which is not denominated in U.S. dollars, it also would be subject to currency exchange risk. These risks increase when investing in issuers located in developing countries.

The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

If the interest rate on floating and variable rate securities falls, the Fund's yield may decline and it may lose the opportunity for capital appreciation.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its part of the agreement.


Derivatives may be more risky than other types of investment because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.[logo]

The Fund's past performance


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risk of investing in the Fund. The table shows the average annual return over the past year, five years and since inception. It compares that performance to the Lehman Brothers Intermediate Government/Corporate Index and the Lehman Aggregate Index, widely recognized market benchmarks, and the Lipper Intermediate Grade Debt Funds Index.


The Fund began offering Investor Class shares on November 10, 1998. Performance figures for Investor Class shares before that date are based on Premier Class shares of the Fund. Since Investor Class shares have higher expenses, their performance figures would have been lower.


The Lehman Intermediate Government/Corporate Index consists of U.S. Treasury and agency securities, corporate and Yankee bonds with maturities of 1-10 years. The Lehman Aggregate Index consists of the Lehman Government/Corporate Index, U.S. Treasury and agency securities, corporate bonds and mortgage-backed securities with maturities of 1-30 years.

The Lipper Intermediate Grade Debt Funds Index represents the performance of the 30 largest intermediate investment grade debt funds.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.[logo]

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

[Bar chart data]

1995      16.79%
1996       1.86%
1997       7.26%
1998       7.59%
1999      -1.36%

-----------------------------------
  BEST QUARTER         5.99%
-----------------------------------
                  2nd quarter, 1995

-----------------------------------
  WORST QUARTER        -2.15%
-----------------------------------
                  1st quarter, 1996

CHASE INTERMEDIATE TERM BOND FUND


AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 1999



                                                               SINCE
                                        PAST        PAST 5     INCEPTION
                                        1 YEAR      YEARS      (10/3/94)
------------------------------------------------------------------------
 INVESTOR CLASS SHARES                  -1.36%      6.26%      5.94%
------------------------------------------------------------------------
 LEHMAN INTERMEDIATE GOV'T/CORP INDEX   -0.39%      7.10%      6.73%
------------------------------------------------------------------------
 LEHMAN AGGREGATE INDEX                 -0.82%      7.73%      7.43%
------------------------------------------------------------------------
 LIPPER INT GRADE DEBT FUNDS INDEX      -0.98%      7.08%      6.75%
------------------------------------------------------------------------


Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

None+

+There is a $10 fee for each wire transaction.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                  TOTAL ANNUAL
                         MANAGEMENT   DISTRIBUTION   OTHER        FUND OPERATING
                         FEE          (12B1) FEES    EXPENSES     EXPENSES
--------------------------------------------------------------------------------
 INVESTOR CLASS SHARES   0.50%        0.25%          2.25%#       3.00%#
--------------------------------------------------------------------------------



* The table is based on expenses incurred in the most recent fiscal year. # Restated from the most recent fiscal year to reflect current expense arrangements.

The actual management fee is currently expected to be 0.25%, the distribution fees are expected to be 0.00%, the other expenses for Investor Class shares are expected to be 0.75% and the total annual fund operating expenses for Investor Class shares are expected not to exceed 1.00%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o    you invest $10,000

o    you sell all your shares at the end of the period

o    your investment has a 5% return each year, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual cost may be higher or lower, based on these assumptions:

YOUR COST WOULD BE:


NUMBER OF YEARS          1       3       5         10
---------------------------------------------------------
 INVESTOR CLASS SHARES   $303    $927    $1,577    $3,318
---------------------------------------------------------

CHASE INCOME FUND


[Begin sidebar]

The Fund's objective

The Fund aims to invest in securities that earn a high level of current income, while also considering safety of principal.

[End sidebar]


The Fund's main investment strategy

The Fund seeks a high level of current income by investing in fixed income securities. Under normal market conditions, the Fund will invest at least 70% of its total assets in bonds and notes of domestic and foreign issuers, U.S. Government securities and mortgage-related securities.

To help reduce the risk of loss of principal, all of the Fund's investments in debt securities will be investment grade, which means a rating of Baa or higher by Moody's Investors Service, Inc., BBB or higher by Standard & Poor's Corporation, or the equivalent by another national rating organization or unrated securities of comparable quality.

The average portfolio maturity of the Fund is between five and 15 years. When the Fund purchases fixed income securities, they usually will have a maturity of greater than one year. The Fund's adviser will adjust the maturity based on its outlook for the economy.

When making investment decisions for the Fund, the Fund's adviser considers many factors in addition to current yield, including preservation of capital, maturity and yield to maturity. The Fund's adviser will adjust the Fund's investments in certain securities or types of securities based on its analysis of changing economic conditions and trends. The Fund's adviser may sell

[Begin sidebar]

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs, thus lowering performance, and increase your taxable dividends.

[End sidebar]


one security and buy another security of comparable quality and maturity to take advantage of what it believes to be short-term differences in market values or yields.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest up to 30% of its total assets in foreign securities, including Depositary Receipts. These investments may include debt securities issued or guaranteed by foreign governments and international organizations such as The World Bank.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may enter into "dollar rolls" in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

To temporarily defend its assets during unusual market conditions, the Fund may invest any portion of its assets in high quality money market instruments and repurchase agreements.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.[logo]

The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Income Fund.

The value of fixed income investments such as bonds tends to fall when prevailing interest rates rise. Such a drop in value could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.


When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-backed securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage-related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities when interest rates fall.


Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests are more volatile.


[Begin sidebar]

An investment in the Fund isn't a deposit of The Chase Manhattan Bank and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[End sidebar]

CHASE INCOME FUND


The value of interest-only and principal-only mortgage-backed securities is more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities.

Investments in foreign securities may be riskier than investments in the U.S. They may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. If the Fund were to invest in a security which is not denominated in U.S. dollars, it also would be subject to currency exchange risk. These risks increase when investing in issuers located in developing countries.

The Fund's performance will depend on the credit quality of its investments. Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

If the interest rate on floating and variable rate securities falls, the Fund's yield may decline and it may lose the opportunity for capital appreciation.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its part of the agreement.


Derivatives may be more risky than other types of investment because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.


If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.[logo]

CHASE INCOME FUND


The Fund's past performance


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the Lehman Government/Corporate Index, a widely recognized market benchmark, and the Lipper Corporate Debt A Rated Funds Index.


The Fund began offering Investor Class shares on November 10, 1998. Performance figures for Investor Class shares before that date are based on Premier Class shares of the Fund. Since Investor Class shares have higher expenses, their performance figures would have been lower.


The Lehman Government/Corporate Index is an unmanaged index that consists of U.S. Treasury and agency securities, and corporate and Yankee bonds with maturities of 1-30 years.

The Lipper Corporate Debt A Rated Funds Index represents the performance of the largest 30 A rated corporate debt funds.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.[logo]

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

[Bar chart data]

1990       6.60%
1991      13.73%
1992       5.13%
1993      10.18%
1994      -4.47%
1995      18.38%
1996       1.91%
1997       8.73%
1998       9.38%
1999      -2.92%


-----------------------------------
  BEST QUARTER         5.69%
-----------------------------------
                  3rd quarter, 1991

-----------------------------------
  WORST QUARTER        -3.38%
-----------------------------------
                  1st quarter, 1994



AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 1999



                                         PAST        PAST      PAST
                                         1 YEAR      5 YEARS   10 YEARS
-----------------------------------------------------------------------
 INVESTOR CLASS SHARES                   -2.92%      6.84%     6.45%
-----------------------------------------------------------------------
 LEHMAN GOV'T/CORP INDEX                 -2.15%      7.61%     7.65%
-----------------------------------------------------------------------
 LIPPER CORP. DEBT A RATED FUNDS INDEX   -2.04%      7.25%     7.36%
-----------------------------------------------------------------------

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

None+

+There is a $10 fee for each wire transaction.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                  TOTAL ANNUAL
                         MANAGEMENT   DISTRIBUTION   OTHER        FUND OPERATING
                         FEE          (12B1) FEES    EXPENSES     EXPENSES
--------------------------------------------------------------------------------
 INVESTOR CLASS SHARES   0.50%        0.25%          2.20%#       2.95%#
--------------------------------------------------------------------------------



* The table is based on expenses incurred in the most recent fiscal year. # Restated from the most recent fiscal year to reflect current expense arrangements.

The actual management fee is currently expected to be 0.30%, the distribution fees are expected to be 0.00%, the other expenses for Investor Class shares are expected to be 0.70% and the total annual fund operating expenses for Investor Class shares are expected not to exceed 1.00%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o    you invest $10,000

o    you sell all your shares at the end of the period

o    your investment has a 5% return each year, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

YOUR COST WOULD BE:


NUMBER OF YEARS          1       3       5         10
---------------------------------------------------------
 INVESTOR CLASS SHARES   $298    $913    $1,552    $3,271
---------------------------------------------------------

CHASE BALANCED FUND


[Begin sidebar]

The Fund's objective

The Fund aims to provide a balance of current income and growth of capital.

[End sidebar]


The Fund's main investment strategy

The Fund seeks a balance of current income and growth by using the following strategies:

     o an active equity management style that focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks, and

     o an active fixed income management style that focuses primarily on domestic fixed income securities.

The Fund's adviser may adjust the portion of the Fund's assets that are invested in equity and fixed income securities depending on its analysis of general market and economic conditions and trends, yields, interest rates and changes in monetary policies.

The Fund seeks growth of capital by normally investing 30% to 70% of its total assets in equity securities. The Fund invests primarily in companies with one or more of the following characteristics:

     o a projected rate of earnings growth that's equal to or greater than the equity markets

     o a return on assets and equity that's equal to or greater than the equity markets

     o    above-average price/earnings ratios

     o    below-average dividend yield

     o    above-average market volatility

     o    a market capitalization of more than $500 million.

Market capitalization is the total market value of a company's shares. Equity securities include common stocks and preferred stocks and securities that are convertible into common stocks.

The Fund will focus on companies with strong earnings growth and high profitability levels. The Fund will also examine industry and company specific characteristics. The Fund's equity portion will emphasize growth sectors of the economy.

The Fund seeks current income by normally investing at least 25% of its total assets in U.S. government securities and other fixed income securities, including mortgage-backed securities. The Fund invests in fixed income securities only if they are rated as investment grade or the adviser considers them to be comparable to investment grade.

There is no restriction on the maturity of the Fund's debt portfolio or on any individual security in the portfolio. The Fund's advisers will adjust the maturity based on its outlook for the economy.

The Fund may invest up to 30% of its total assets in foreign securities, including Depositary Receipts. Its equity investments may also include convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund's equity holdings may also include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

The Fund may invest in mortgage-related securities issued by governmental entities and

CHASE BALANCED FUND


[Begin sidebar]

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs, thus lowering performance, and increase your taxable dividends.

[End sidebar]


private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into "dollar rolls," in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date. It may also buy asset-backed securities. These receive a stream of income from a particular asset, such as credit card receivables.

The Fund may invest in floating rate securities, whose interest rate adjusts automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

The Fund may invest any portion of its assets that aren't in stocks or fixed income securities in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.[logo]

CHASE BALANCED FUND


The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Balanced Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


Investments in foreign securities may be riskier than investments in the U.S. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the


[Begin sidebar]

An investment in the Fund isn't a deposit of The Chase Manhattan Bank and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[End sidebar]

"euro." It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The value of the Fund's fixed income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That's because long-term debt securities are more sensitive to interest rate changes than other fixed income securities.

When the Fund invests in mortgage-related securities, the value of the Fund could change more often and to a greater degree than if it did not buy mortgage-related securities. That's because the prepayment features on some mortgage-related securities make them more sensitive to interest rate changes. Mortgage related securities are subject to scheduled and unscheduled principal payments as property owners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be higher or lower than on the original mortgage security. When interest rates are rising, the value of fixed-income securities with prepayment features are likely to decrease as much or more than securities without prepayment features. In addition, while the value of fixed-income securities will generally increase when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as securities without prepayment features.

Collateral mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile.

The value of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. That's because they are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Certain securities which the Fund may hold, such as stripped obligations and zero coupon securities, are more sensitive to changes in interest rates than ordinary interest-paying securities.

The Fund's performance will also depend on the credit quality of its investments. Securities which are rated Baa by Moody's or BBB by S&P may have fewer protective provisions and are generally more risky than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets.

CHASE BALANCED FUND


Because the interest rate changes on floating and variable rate securities, the Fund's yield may decline and it may lose the opportunity for capital appreciation when interest rates decline.

Dollar rolls, forward commitments and repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The market value of convertible securities tends to decline as interest rates increase. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.[logo]

The Fund's past performance


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500 Index and Lehman Government/Corporate Index, widely recognized market benchmarks, and the Lipper Balanced Funds Index.


The Fund began offering Investor Class shares on October 16, 1998. Performance figures for Investor Class shares before that date are based on Premier Class shares of the Fund. Since Investor Class shares have higher expenses, their performance figures would have been lower.

The S&P 500 Index is an unmanaged, broad-based index of 500 companies and is generally considered to represent the U.S. market. The Lehman Government/ Corporate Index is an unmanaged index that consists of the Lehman government and corporate bond indices, including U.S. Treasury and agency securities, and corporate and Yankee bonds.

The Lipper Balanced Funds Index represents the performance of the 30 largest balanced funds.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.[logo]

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

[Bar chart data]

1990       1.34%
1991      24.16%
1992       5.32%
1993       6.01%
1994      -2.27%
1995      23.83%
1996      11.31%
1997      23.67%
1998      25.04%
1999      13.94%


------------------------------------
  BEST QUARTER         13.24%
------------------------------------
                   4th quarter, 1998

------------------------------------
  WORST QUARTER        -5.37%
------------------------------------
                   3rd quarter, 1990



AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 1999



                               PAST        PAST        PAST
                               1 YEAR      5 YEARS     10 YEARS
---------------------------------------------------------------
 INVESTOR CLASS SHARES         13.94%      19.42%      12.80%
---------------------------------------------------------------
 S&P 500 INDEX                 21.03%      28.54%      18.19%
---------------------------------------------------------------
 LEHMAN GOV'T/CORP INDEX       -2.15%       7.61%       7.65%
---------------------------------------------------------------
 LIPPER BALANCED FUNDS INDEX    8.98%      16.33%      12.26%
---------------------------------------------------------------

CHASE BALANCED FUND


Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

None+

+There is a $10 fee for each wire transaction.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                  TOTAL ANNUAL
                         MANAGEMENT   DISTRIBUTION   OTHER        FUND OPERATING
                         FEE          (12B1) FEES    EXPENSES     EXPENSES
--------------------------------------------------------------------------------
 INVESTOR CLASS SHARES   0.75%        0.25%          2.10%#       3.10%#
--------------------------------------------------------------------------------



* The table is based on expenses incurred in the most recent fiscal year. # Restated from the most recent fiscal year to reflect current expense arrangements.

The actual management fee is currently expected to be 0.65%, the distribution fees are expected to be 0.00%, the other expenses for Investor Class shares are expected to be 0.60% and the total annual fund operating expenses for Investor Class shares are expected not to exceed 1.25%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o    you invest $10,000

o    you sell all your shares at the end of the period

o    your investment has a 5% return each year, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

YOUR COST WOULD BE:


NUMBER OF YEARS          1       3       5         10
---------------------------------------------------------
 INVESTOR CLASS SHARES   $313    $957    $1,625    $3,411
---------------------------------------------------------

CHASE EQUITY INCOME FUND


[Begin sidebar]

The Fund's objective

The Fund aims to invest in securities that provide both capital appreciation and current income.

[End sidebar]


The Fund's main investment strategy

The Fund uses an active equity management style which focuses on both earnings momentum and value within the universe of income-oriented stocks. The Fund normally invests at least 70% of its total assets in equity securities.

The Fund seeks capital appreciation by targeting companies with attractive earnings momentum. It seeks current income by emphasizing companies with above-average dividend yield and a consistent dividend record. The Fund also emphasizes securities of companies with below-average market volatility and price/earnings ratios or a market capitalization of more than $500 million. The Fund combines growth and value styles of investing.

The Fund may invest up to 30% of its total assets in foreign securities, including Depositary Receipts. Its equity investments may also include convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund may also invest in investment grade debt securities. When the adviser wishes to limit the Fund's equity investments because of adverse market conditions, the Fund may temporarily invest any amount in investment grade debt securities. There is no restriction on the Fund's debt portfolio or on any individual security in the portfolio.

CHASE EQUITY INCOME FUND


[Begin sidebar]

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs, thus lowering performance, and increase your taxable dividends.

[End sidebar]


The Fund's equity holdings may also include real estate investment trusts (REITs), which are pools of investments primarily in income-producing real estate or loans related to real estate.

The Fund may invest any portion of its assets that aren't in stocks or fixed income securities in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.[logo]

The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Equity Income Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


Investments in foreign securities may be riskier than investments in the U.S. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the


[Begin sidebar]

An investment in the Fund isn't a deposit of The Chase Manhattan Bank and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[End sidebar]

CHASE EQUITY INCOME FUND

"euro." It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The market value of convertible securities and debt securities tends to decline as interest rates increase. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

The value of REITs will depend on the value of the underlying properties or the underlying loans or interest. The value of REITs may decline when interest rates rise.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.[logo]

The Fund's past performance


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Large Cap Value Funds Index.


The Fund began offering Investor Class shares on August 24, 1998. Performance figures for Investor Class shares before that date are based on Premier Class shares of the Fund. Since Investor Class shares have higher expenses, their performance figures would have been lower.


The S&P 500 Index is an unmanaged, broad-based index of 500 companies that is generally considered to represent the U.S. market.

The Lipper Large Cap Value Funds Index consists of funds that invest in large-cap value stocks. These funds usually have a below-average price-to-book ratio and three-year earnings growth figure compared to the diversified U.S. large cap funds universe.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.[logo]

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

[Bar chart data]

1990      -4.40%
1991      22.10%
1992       5.61%
1993      12.34%
1994      -3.37%
1995      33.72%
1996      17.87%
1997      31.05%
1998      26.12%
1999      13.70%

------------------------------------
  BEST QUARTER         18.81%
------------------------------------
                   4th quarter, 1998

------------------------------------
  WORST QUARTER        -10.93%
------------------------------------
                   3rd quarter, 1990


AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 1999



                                      PAST        PAST        PAST
                                      1 YEAR      5 YEARS     10 YEARS
----------------------------------------------------------------------
 INVESTOR CLASS SHARES                12.70%      24.03%      14.66%
----------------------------------------------------------------------
 S&P 500 INDEX                        21.03%      28.54%      18.19%
----------------------------------------------------------------------
 LIPPER LARGE CAP VALUE FUNDS INDEX   10.78%      22.11%      15.42%
----------------------------------------------------------------------

CHASE EQUITY INCOME FUND


Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

None+

+There is a $10 fee for each wire transaction.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                  TOTAL ANNUAL
                         MANAGEMENT   DISTRIBUTION   OTHER        FUND OPERATING
                         FEE          (12B1) FEES    EXPENSES     EXPENSES
--------------------------------------------------------------------------------
 INVESTOR CLASS SHARES   0.75%        0.25%          1.55%#       2.55%#
--------------------------------------------------------------------------------



* The table is based on expenses incurred in the most recent fiscal year. # Restated from the most recent fiscal year to reflect current expense arrangements.

The actual management fee is currently expected to be 0.70%, the distribution fees are expected to be 0.00%, the other expenses for Investor Class shares are expected to be 0.55% and the total annual fund operating expenses for Investor Class shares are expected not to exceed 1.25%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o    you invest $10,000

o    you sell all your shares at the end of the period

o    your investment has a 5% return each year, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

YOUR COST WOULD BE:


NUMBER OF YEARS          1       3       5         10
---------------------------------------------------------
 INVESTOR CLASS SHARES   $258    $793    $1,355    $2,885
---------------------------------------------------------

CHASE CORE EQUITY FUND


[Begin sidebar]

The Fund's objective

The Fund aims to maximize total investment return with an emphasis on long-term capital appreciation and current income while taking reasonable risk.

[End sidebar]


The Fund's main investment strategy


The Fund seeks to achieve its objective by investing all of its assets in Core Equity Portfolio, an open-end investment company which has identical investment objectives and policies as the Fund. As a result, the strategies and risk outlined below apply to Core Equity Portfolio as well as to the Fund.


The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of S&P 500 stocks. The Fund normally invests at least 70% of its total assets in equity securities.

The Fund seeks capital appreciation by emphasizing companies with a superior record of earnings growth relative to the equity markets in general or a projected rate of earnings growth that's greater than or equal to the equity markets.

The Fund seeks to earn current income and manage risk by focusing on larger companies with a stable record of earnings growth. In addition, it diversifies its portfolio across all sectors of the S&P 500. The Fund also emphasizes companies with return on assets and return on equity equal to or greater than the equity markets.

The Fund may invest up to 30% of its total assets in foreign securities, including Depositary Receipts. Its equity investments may include convertible

[Begin sidebar]

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs, thus lowering performance, and increase your taxable dividends.

[End sidebar]


securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund may also invest in investment grade debt securities. When the adviser wishes to limit the Fund's equity investments because of adverse market conditions, the Fund may temporarily invest any amount in investment grade debt securities. There is no restriction on the Fund's debt portfolio or on any individual security in the portfolio.

The Fund may invest any portion of its assets that aren't in stocks or fixed income securities in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.[logo]

The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Core Equity Fund.


The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


Investments in foreign securities may be riskier than investments in the U.S. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the "euro." It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The market value of convertible securities and debt securities tends to decline as interest rates increase. Such a drop could be worse if


[Begin sidebar]

An investment in the Fund isn't a deposit of The Chase Manhattan Bank and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[End sidebar]

CHASE CORE EQUITY FUND


the Fund invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.[logo]

The Fund's past performance


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception. It compares that performance to the S&P 500 Index, a widely recognized market benchmark, and the Lipper Large Cap Core Funds Index.


The Fund began offering Investor Class shares on September 10, 1998. Performance figures for Investor Class shares before that date are based on Premier Class shares of the Fund. Since Investor Class shares have higher expenses, their performance figures would have been lower.


The S&P 500 Index is an unmanaged, broad-based index of 500 companies and is generally considered to represent the U.S. market.

The Lipper Large Cap Core Funds Index consists of funds that invest in both growth and value stocks.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.[logo]

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

[Bar chart data]

1994      -4.03%
1995      25.53%
1996      22.54%
1997      33.33%
1998      30.80%
1999      23.59%

------------------------------------
  BEST QUARTER         22.85%
------------------------------------
                   4th quarter, 1998

------------------------------------
  WORST QUARTER        -9.57%
------------------------------------
                   3rd quarter, 1998


AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 1999



                                                             SINCE
                                     PAST        PAST        INCEPTION
                                     1 YEAR      5 YEARS     (4/1/93)
----------------------------------------------------------------------
 INVESTOR CLASS SHARES               23.59%      27.09%      20.05%
----------------------------------------------------------------------
 S&P 500 INDEX                       21.03%      28.54%      19.01%
----------------------------------------------------------------------
 LIPPER LARGE CAP CORE FUNDS INDEX   19.35%      25.32%      19.18%
----------------------------------------------------------------------

CHASE CORE EQUITY FUND


Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

None+

+There is a $10 fee for each wire transaction.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                  TOTAL ANNUAL
                         MANAGEMENT   DISTRIBUTION   OTHER        FUND OPERATING
                         FEE          (12B1) FEES    EXPENSES     EXPENSES
--------------------------------------------------------------------------------
 INVESTOR CLASS SHARES   0.75%        0.25%          0.55%#       1.55%#
--------------------------------------------------------------------------------




* The table is based on expenses incurred in the most recent fiscal year. # Restated from the most recent fiscal year to reflect current expense arrangements.

The actual management fee is currently expected to be 0.70%, the distribution fees are expected to be 0.00%, the other expenses for Investor Class shares are expected to be 0.55% and the total annual fund operating expenses for Investor Class shares are expected not to exceed 1.25%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o    you invest $10,000

o    you sell all your shares at the end of the period

o    your investment has a 5% return each year, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

YOUR COST WOULD BE:


NUMBER OF YEARS          1       3       5       10
-------------------------------------------------------
 INVESTOR CLASS SHARES   $158    $490    $845    $1,845
-------------------------------------------------------

CHASE EQUITY GROWTH FUND


[Begin sidebar]

The Fund's objective

The Fund aims to provide capital appreciation. Producing current income is a secondary objective.

[End sidebar]



Investment strategy

The Fund seeks to achieve its objective by investing all of its assets in Equity Growth Portfolio, an open-end investment company which has identical investment objectives and policies as the Fund. As a result, the strategies and risk outlined below apply to Equity Growth Portfolio as well as to the Fund.


The Fund uses an active equity man- agement style which focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks. The Fund normally invests at least 70% of its total assets in equity securities.

The Fund seeks capital appreciation by emphasizing the growth sectors of the economy. It looks for companies with one or more of the following characteristics:

     o a projected earnings growth rate that's greater than or equal to the equity markets in general

     o a return on assets and return on equity equal to or greater than the equity markets

     o    above market average price-earnings ratios

     o    below-average dividend yield

     o    above-average market volatility

     o    a market capitalization of more than $500 million.

The Fund focuses on companies with strong earnings and high levels of

[Begin sidebar]

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and thus lower performance) and increase your taxable dividends.

[End sidebar]

profitability as well as positive industry or company characteristics.

The Fund may invest up to 30% of its total assets in foreign securities, including Depositary Receipts. Its equity investments may include convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

The Fund may also invest in investment grade debt securities. When the adviser wishes to limit the Fund's equity investments because of adverse market conditions, the Fund may temporarily invest any amount in investment grade debt securities. There is no restriction on the Fund's debt portfolio or on any individual security in the portfolio.

The Fund may invest any portion of its assets that aren't in stocks or fixed income securities in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.[logo]

CHASE EQUITY GROWTH FUND


The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Equity Growth Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.


Investments in foreign securities may be riskier than investments in the U.S. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the


[Begin sidebar]

An investment in the Fund isn't a deposit of The Chase Manhattan Bank and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[End sidebar]

CHASE EQUITY GROWTH FUND


"euro." It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The market value of convertible securities and debt securities tends to decline as interest rates increase. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.[logo]

The Fund's past performance


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and ten years. It compares that performance to the S&P/Barra Growth Index, a widely recognized market benchmark, and the Lipper Large Cap Growth Funds Index.


The Fund began offering Investor Class shares on August 13, 1998. Performance figures for Investor Class shares before that date are based on Premier Class shares of the Fund. Since Investor Class shares have higher expenses, their performance figures would have been lower.


The S&P/Barra Growth Index includes S&P 500 Index securities that have high price-to-book ratios, low dividend yields and high price/earnings ratios. It's a market-weighted index, which means each stock affects the index in proportion to its market value.

Funds in the Lipper Large Cap Growth Funds Index normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.[logo]

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

[Bar chart data]

1990      -1.45%
1991      31.69%
1992       6.43%
1993       2.48%
1994      -0.90%
1995      25.78%
1996      20.52%
1997      37.20%
1998      41.19%
1999      31.54%

------------------------------------
  BEST QUARTER         27.32%
------------------------------------
                   4th quarter, 1998

------------------------------------
  WORST QUARTER        -15.53%
------------------------------------
                   3rd quarter, 1990


AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 1999



                                       PAST        PAST        PAST
                                       1 YEAR      5 YEARS     10 YEARS
-----------------------------------------------------------------------
 INVESTOR CLASS SHARES                 31.54%      31.04%      18.41%
-----------------------------------------------------------------------
 S&P/BARRA GROWTH INDEX                28.25%      33.61%      20.59%
-----------------------------------------------------------------------
 LIPPER LARGE CAP GROWTH FUNDS INDEX   34.82%      30.73%      19.70%
-----------------------------------------------------------------------

CHASE EQUITY GROWTH FUND

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

None+

+There is a $10 fee for each wire transaction.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                  TOTAL ANNUAL
                         MANAGEMENT   DISTRIBUTION   OTHER        FUND OPERATING
                         FEE          (12B1) FEES    EXPENSES     EXPENSES
--------------------------------------------------------------------------------
 INVESTOR CLASS SHARES   0.75%        0.25%          0.53%#       1.53%#
--------------------------------------------------------------------------------



* The table is based on expenses incurred in the most recent fiscal year. # Restated from the most recent fiscal year to reflect current expense arrangements.

The actual management fee is currently expected to be 0.72%, the distribution fees are expected to be 0.00%, the other expenses for Investor Class shares are expected to be 0.53% and the total annual fund operating expenses for Investor Class shares are expected not to exceed 1.25%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.


EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o    you invest $10,000

o    you sell all your shares at the end of the period

o    your investment has a 5% return each year, and

o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

YOUR COST WOULD BE:


NUMBER OF YEARS          1       3       5       10
-------------------------------------------------------
 INVESTOR CLASS SHARES   $156    $483    $834    $1,824
-------------------------------------------------------

CHASE SMALL CAPITALIZATION FUND


[Begin sidebar]

The Fund's objective

The Fund aims to provide capital appreciation.

[End sidebar]


The Fund's main investment strategy

The Fund seeks capital appreciation by using an active equity management style that focuses on delivering risk and return characteristics representative of a small capitalization asset class. The Fund normally invests at least 70% of its total assets in equity-based securities of small cap issuers. It primarily targets companies with market capitalizations of $100 million to $1 billion.

The Fund emphasizes companies with above market average price/earnings ratios and price/book ratios, below-average dividend yield and above-average market volatility. The Fund will focus on companies with high-quality management, a leading or dominant position in a major product line, new or innovative products, services or processes, a strong financial position and a relatively high rate of return of invested capital so that they can finance future growth without having to borrow extensively from outside sources. The adviser uses a disciplined stock selection process which focuses on identifying attractively valued companies with positive business fundamentals. The Fund combines growth and value styles of investing.

The Fund may invest up to 30% of its total assets in foreign securities, including Depositary Receipts. Its equity investments may include convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock.

CHASE SMALL CAPITALIZATION FUND


[Begin sidebar]

FREQUENCY OF TRADING

The Fund may trade securities actively, which could increase transaction costs (and lower performance) and increase your taxable dividends.

[End sidebar]


The Fund may also invest in investment grade debt securities. When the adviser wishes to limit the Fund's equity investments because of adverse market conditions, the Fund may temporarily invest any amount in investment grade debt securities. There is no restriction on the Fund's debt portfolio or on any individual security in the portfolio.

The Fund may invest any portion of its assets that aren't in stocks or fixed income securities in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.[logo]

The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Small Capitalization Fund.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.


The securities of small cap companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Smaller companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the U.S. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.


Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the


[Begin sidebar]

An investment in the Fund isn't a deposit of The Chase Manhattan Bank and it isn't insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[End sidebar]

CHASE SMALL CAPITALIZATION FUND


"euro." It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The market value of convertible securities and debt securities tends to decline as interest rates increase. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government obligations, including where the Fund is investing for temporary defensive purposes, it could reduce the Fund's potential return.

Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.[logo]

CHASE SMALL CAPITALIZATION FUND


The Fund's past performance


This section shows the Fund's performance record. The bar chart shows how the performance of the Fund has varied from year to year. This provides some indication of the risks of investing in the Fund. The table shows the average annual return over the past year, five years and since inception. It compares that performance to the S&P 500 Index and the S&P 600 Index, widely recognized market benchmarks, and the Lipper Small Cap Core Funds Index.


The Fund began offering Investor Class shares on August 12, 1998. Performance figures for Investor Class shares before that date are based on Premier Class shares of the Fund. Since Investor Class shares have higher expenses, their performance figures would have been lower.


The S&P 500 Index is an unmanaged, broad-based index of 500 companies and is generally considered to represent the U.S. market. The S&P 600 is an unmanaged index of 600 small capitalization companies. In the past, the Fund has compared its performance to the S&P 500 Index, but in the future, the Fund intends to compare its performance to the S&P 600 Index instead. It is believed that the new benchmark is more appropriate since it more accurately reflects the Fund's investment strategy.

The Lipper Small Cap Core Funds Index consists of funds that invest at least 75% of their equity assets in companies with three-year weighted average market capitalizations of less than 250% of the dollar weighted median market capitalization of the S&P Small Cap 600 Index.


The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would be lower than shown.[logo]

YEAR-BY-YEAR RETURNS

Past performance does not predict how this Fund will perform in the future.

[Bar chart data]

1994      -6.12%
1995      31.14%
1996      30.88%
1997      24.08%
1998      -1.93%
1999      12.89%

------------------------------------
  BEST QUARTER         17.04%
------------------------------------
                   2nd quarter, 1997

------------------------------------
  WORST QUARTER        -18.14%
------------------------------------
                   3rd quarter, 1998

CHASE SMALL CAPITALIZATION FUND



AVERAGE ANNUAL TOTAL RETURNS

For the periods ending December 31, 1999



                                                             SINCE
                                     PAST        PAST        INCEPTION
                                     1 YEAR      5 YEARS     (4/1/93)
----------------------------------------------------------------------
 INVESTOR CLASS SHARES               12.89%      18.71%      13.92%
----------------------------------------------------------------------
 S&P 500 INDEX                       21.03%      28.54%      19.01%
----------------------------------------------------------------------
 S&P 600 INDEX                       12.41%      17.05%      13.84%
----------------------------------------------------------------------
 LIPPER SMALL CAP CORE FUNDS INDEX   20.17%      17.05%      13.91%
----------------------------------------------------------------------


Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

None+

+There is a $10 fee for each wire transaction.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


                                                                  TOTAL ANNUAL
                         MANAGEMENT   DISTRIBUTION   OTHER        FUND OPERATING
                         FEE          (12B1) FEES    EXPENSES     EXPENSES
--------------------------------------------------------------------------------
 INVESTOR CLASS SHARES   0.75%        0.25%          2.15%#       3.15%#
--------------------------------------------------------------------------------



* The table is based on expenses incurred in the most recent fiscal year. # Restated from the most recent fiscal year to reflect current expense arrangements.

The actual management fee is currently expected to be 0.60%, the distribution fees are expected to be 0.00%, the other expenses for Investor Class shares are expected to be 0.65% and the total annual fund operating expenses for Investor Class shares are expected not to exceed 1.25%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

EXAMPLE This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

o    you invest $10,000

o    you sell all your shares at the end of the period

o    your investment has a 5% return each year, and


o the Fund's operating expenses are not waived and remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions:

YOUR COST WOULD BE



NUMBER OF YEARS          1       3       5         10
---------------------------------------------------------
 INVESTOR CLASS SHARES   $318    $971    $1,649    $3,457
---------------------------------------------------------

THE FUNDS' INVESTMENT ADVISER

The Chase Manhattan Bank (Chase) is the investment adviser to the Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase provides the Funds with investment advice and supervision. Chase and its predecessors have more than a century of money management experience. Chase is located at 270 Park Avenue, New York, New York 10017.

Chase is entitled to receive an annual fee for its services. The following chart shows the maximum fee as a percentage of each Fund's average daily net assets:


FUND                        FEE
---------------------------------
 MONEY MARKET FUND          0.30%
---------------------------------
 SHORT-INTERMEDIATE
 TERM U.S. GOVERNMENT
 SECURITIES FUND            0.50%
---------------------------------
 U.S. GOVERNMENT
 SECURITIES FUND            0.50%
---------------------------------
 INTERMEDIATE TERM
 BOND FUND                  0.50%
---------------------------------
 INCOME FUND                0.50%
---------------------------------
 BALANCED FUND              0.75%
---------------------------------
 EQUITY INCOME FUND         0.75%
---------------------------------
 CORE EQUITY FUND           0.75%
---------------------------------
 EQUITY GROWTH FUND         0.75%
---------------------------------
 SMALL CAPITALIZATION
 FUND                       0.75%
---------------------------------



Chase Bank of Texas, N.A. (Chase Texas) is the sub-advisor to the Funds. Chase Texas is a wholly owned subsidiary of The Chase Manhattan Corporation. It makes the day-to-day investment decisions for these funds.

Chase Texas is located at 712 Main Street, Houston, Texas 77002.[logo]

The portfolio managers


CHASE MONEY MARKET FUND The portfolio manager is Thomas Nelson, Head of Short Term Investments at Chase. He has managed the portfolio since October 1999. Prior to this position, he was responsible for the cash reinvestment of the Securities Lending Division. Mr. Nelson joined Chase in 1987 as a portfolio manager and trader for individual fixed income accounts.

CHASE SHORT-INTERMEDIATE TERM
U.S. GOVERNMENT SECURITIES FUND

The portfolio managers are Michael Bennis, Vice President and Senior Portfolio Manager at Chase, Timothy Neumann, Head of the Taxable Core Investment Group at Chase and Lynn J. Chen, Vice President and Portfolio Manager at Chase. Mr. Bennis and Mr. Neumann have been responsible for the Fund since October 1999. Ms. Chen has been responsible for the Fund since April 2000. Before joining Chase in 1996, Mr. Bennis was a senior analyst and trader at Union Bank of Switzerland Asset Management. Prior to joining Union Bank of Switzerland, he was a fixed income analyst at Donaldson, Lufkin & Jenrette. Before joining Chase in 1997, Mr. Neumann was the portfolio manager at Lehman Brothers Global Asset Management mortgage-backed securities accounts. Prior to joining Lehman, he managed fixed income portfolios at Allstate Insurance. Before joining Chase in 1997, Ms. Chen spent seven years as both a portfolio manager and an analyst at Nippon Life Insurance Company.

CHASE U.S. GOVERNMENT SECURITIES FUND
The portfolio managers are Mr. Bennis and Mr. Neumann. They have been responsible for the Fund since October 1999.

CHASE INTERMEDIATE TERM BOND FUND
The portfolio managers are Leonard Lovito, a Vice President and Senior Portfolio Manager at Chase and Mr. Neumann. They have managed the Fund since October 1999. Mr. Lovito joined Chase in 1998. Prior to joining Chase, from 1984 to 1998, Mr. Lovito was Vice President at J. & W. Seligman & Co., Inc. where he managed a number of fixed income portfolios and mutual funds. Prior to joining Seligman, Mr. Lovito was a senior Securities Administrator in the investment department of the Dime Savings Bank of New York.

CHASE INCOME FUND
The portfolio managers are Andrew Russell, a Vice President and Portfolio Manager at Chase and Mr. Neumann. They have been responsible for the Fund since October 1999. Mr. Russell joined Chase in 1990 and has held several positions within the U.S. fixed income area, including portfolio analyst, taxable fixed-income trader and assistant trader. Mr. Russell is a member of the U.S. fixed income area's quantitative research team.

CHASE BALANCED FUND
Henry Lartigue, Executive Vice President and Chief Investment Officer at Chase, and Jeff Phelps, Portfolio Manager at Chase are responsible for the equity portion of the portfolio. H. Mitchell Harper, Senior Vice President and Portfolio Manager at Chase is responsible for the fixed income portion of the portfolio. Mr. Lartigue has managed the equity portion of the portfolio since July of 1994. He began his career as a securities analyst at Chase in 1984. Mr. Lartigue then worked as an Equity Fund Manager until 1992. From July 1992 to June 1994, he worked as an independent registered investment adviser. He returned to Chase in 1994. Mr. Phelps has managed the equity portion of the portfolio since October 1999. Mr. Phelps joined Chase in 1997. Prior to joining Chase, he was employed by Houston Industries. Mr. Harper has managed the fixed income portion of the portfolio since October 1999. Mr. Harper has been with Chase since 1987. Previously he worked at John Alden Life Insurance Co. from 1985-1987, as Vice President, Portfolio Management. Prior to that he was Vice President, Department Head-Investments at Bank Life & Casualty.

CHASE EQUITY INCOME FUND
The portfolio manager is Robert Heintz, a Senior Investment Officer at Chase. He has managed the portfolio since its inception on March 29, 1988. Mr. Heintz has worked for Chase Texas since 1983.

CHASE CORE EQUITY FUND
Mr. Lartigue has managed the portfolio since January of 1996. Since January 1999 the funds have been co-managed with Mr. Phelps.


CHASE EQUITY GROWTH FUND
Mr. Lartigue has managed the portfolio since July of 1994.


CHASE SMALL CAPITALIZATION FUND
The portfolio manager is Juliet Ellis, a Senior Investment Officer at Chase. She has managed the portfolio since September of 1993. Ms. Ellis has worked at Chase Texas since 1987. Before becoming portfolio manager for the Small Capitalization Fund, Ms. Ellis was the director of research and an equity analyst at Chase Texas.[logo]

HOW YOUR ACCOUNT WORKS


Buying Fund Shares

There is no commission or sales charge to buy Investor Class shares.[logo]

MINIMUM INVESTMENTS

TYPE OF        INITIAL        ADDITIONAL
ACCOUNT        INVESTMENT     INVESTMENTS
-----------------------------------------
 REGULAR
 ACCOUNT       $2,500         $100
-----------------------------------------
 SYSTEMATIC
 INVESTMENT
 PLAN          $1,000         $100
-----------------------------------------
 INDIVIDUAL
 RETIREMENT
 ACCOUNTS
 (IRAs) AND
 ROTH IRAs     $1,000         $100
-----------------------------------------
 SEP-IRAs      $1,000         $100
-----------------------------------------
 EDUCATION
 IRAs          $  500         $100
-----------------------------------------
 SIMPLE
 IRAs          $   25         $ 25
-----------------------------------------

You can buy shares three ways:

Through the Chase Funds
Service Center

Call 1-888-524-2730 or

Complete the enclosed application form and mail it along with a check for the amount you want to invest to:

Chase Funds Service Center,
P.O. Box 419392
Kansas City, MO 64141-6392

Through your investment representative
Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your adviser may impose different minimum investments and earlier deadlines to buy and sell shares.

Through a Systematic Investment Plan
You can make regular automatic purchases of at least $100. For information about the Systematic Investment Plan, see the Shareholder services section of this prospectus.


Investment Details

The price of the shares is the net asset value per share (NAV). NAV is the value of everything a Fund owns, minus everything it owes, divided by the number of shares held by investors. You'll pay the public offering price, which is based on the next NAV calculated after the Chase Funds Service Center receives your instructions. Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange.

Each Fund other than the Money Market Fund generally values its assets at their market value but may use fair value if market prices are unavailable. The Money Market Fund seeks to maintain a stable NAV of $1.00. It uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The center accepts purchase orders on any business day that the New York Stock Exchange is open. Normally, if the Chase Funds Service Center receives your order in proper form by the close of regular trading on the New York Stock Exchange, we'll process your order at that day's price. An order is in proper form only after payment is converted into federal funds.

You must provide a Taxpayer Identification Number or Social Security Number when you open an account. The Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

Make your check out to Chase Funds in U.S. dollars. We won't accept credit cards, cash, or checks from a third party. You cannot sell your shares until your check has cleared, which could take more than 15 calendar days. If you buy through an Automated Clearing House, you can't sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be cancelled if your check doesn't clear and you'll be responsible for any expenses and losses to the Funds. Orders by wire will be cancelled if the Chase Funds Service Center doesn't receive payment by 4:00 p.m. Eastern time on the day you buy.

If you're planning to exchange, sell or transfer shares to another person

HOW YOUR ACCOUNT WORKS


shortly after buying the shares, you should pay by certified check to avoid delays. The Fund will not issue certifi- cates for Fund shares.


Selling Fund shares

There is no commission or charge to sell Investor Class shares of the Funds.

You can sell your shares three ways:

Through the Chase Funds Service Center
Call 1-888-524-2730. We will mail you a check or send the proceeds via electronic transfer or wire. You cannot sell by phone if you have changed your address of record within the previous 30 days. If you sell $25,000 or more worth of Funds by phone, we'll send the money by wire only to a bank account on our records. We charge $10 for each transaction by wire.

Or

Send a signed letter with your instructions to:

Chase Funds Service Center,
P.O. Box 419392
Kansas City, MO 64141-6392

Through your investment representative
Tell your representative which Funds you want to sell. He or she will send the necessary documents to the Chase Funds Service Center. Your representative might charge you for this service.

Through a Systematic Withdrawal Plan
You can automatically sell as little as $50 worth of shares. For information about the Systematic Withdrawal Plan, see the Shareholder services section of this prospectus.

You can sell your Investor Class shares on any day the Funds are accepting purchase orders. You'll receive the next NAV calculated after the Chase Funds Service Center receives your order.

Under normal circumstances, if the Chase Funds Service Center receives your order before the close of regular trading on the New York Stock Exchange, each Fund will send you the proceeds the next business day. We won't accept an order to sell shares if the Fund hasn't collected your payment for the shares. Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.[logo]


Signature guarantees

Before you sell, you'll need signatures guaranteed for all registered owners or their legal representative if:

o    you want to sell shares with a net asset value of $100,000 or more

o you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the Chase Funds Service Center for more details.


Exchanging Fund shares

You can exchange your shares for shares of certain other Chase Funds at net asset value, beginning 15 days after you buy your shares.

HOW YOUR ACCOUNT WORKS


You can exchange your shares three ways:

Through your investment representative
Tell your representative which Funds you want to exchange from and to. He or she will send the necessary documents to the Chase Funds Service Center. Your representative might charge you for this service.

Through the Chase Funds Service Center
Call 1-888-524-2730 to ask for details.

Through a Systematic Exchange Plan
You can automatically exchange money from one Chase account to another of the same class. Call the Chase Funds Service Center for details.

You should not exchange shares as means of short-term trading as this could increase management cost and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three exchanges in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.[logo]


Other information concerning the Funds

We may close your account if the bal- ance falls below $500 because you've sold shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We'll give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we may act on redemption and transfer instructions we receive by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you gave us. If they supply the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. You agree that you will not hold a Fund liable for any loss or expenses from any sales request, if the Fund has taken reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you only if it does not follow reasonable procedures.

You may not always reach the Chase Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Chase and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. The information can be used for a variety of purposes, including offering investment and insurance products to shareholders.[logo]

HOW YOUR ACCOUNT WORKS


For shareholders that bank with Chase, Chase may aggregate investments in the Chase Funds with balances held in Chase bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. Chase and certain other financial institutions may, at their own expense, provide gifts, such as computer software packages, guides and books related to investment or additional Fund shares valued up to $250 to their customers that invest in the Chase Funds.


Distribution arrangements


The Funds' distributor is CFD Fund Distributors Inc., which we call CFD in this prospectus. CFD is a subsidiary of The BISYS Group, Inc. and is not affiliated with Chase.


Each Fund has adopted a Rule 12b-1 distribution plan for Investor Class shares. It provides for payment of distribution fees at an annual rate of up to:

     o 0.10% of the average daily net assets attributed to Investor Class shares of the Money Market Fund

     o 0.25% of the average daily net assets attributed to Investor Class shares of each other Fund described in this prospectus.

The money from these payments is used to compensate the Funds' distributor and broker-dealers for the services they provide and the expenses they incur selling Investor Class shares. Payments are not tied to the actual expenses incurred.

Because 12b-1 expenses are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.[logo]


Distributions and taxes

The Funds can earn income and they can realize capital gains. The Funds deduct any expenses and pay these earnings out to shareholders as distributions.

The Chase Money Market Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. We distribute the dividends monthly. We distribute any short-term capital gain at least annually. The Chase Money Market Fund does not expect to realize long-term capital gain.

The Chase Short-Intermediate Term U.S. Government Securities Fund, Chase U.S. Government Securities Fund, Chase Intermediate Term Bond Fund and Chase Income Fund (the Fixed Income Funds) declare dividends daily and distribute the net investment income monthly. The Chase Balanced Fund, Chase Equity Income Fund, Chase Core Equity Fund, Chase Equity Growth Fund and Chase Small Capitalization Fund distribute any net investment income at least quarterly. Net capital gain is distributed at least annually.

You have three options for your distributions if your financial services firm offers them. You may:

o    reinvest all of them in additional Fund shares;

o take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and

o    reinvest distributions of net capital gain in additional shares; or

o take all distributions in cash or as a deposit in a pre-assigned bank account.

If you don't select an option when you open your account, we'll reinvest all distributions. If we reinvest your distributions, they will be in the same class of shares. The taxation of dividends won't be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on dividends earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

The Fixed Income Funds, the Chase Balanced Fund and Chase Equity Income Fund expect that their distri butions will consist primarily of ordinary income. The Chase Core Equity Fund, Chase Equity Growth Fund and Chase Small Capitalization Fund expect that their distributions will consist primarily of capital gains.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

For tax purposes, an exchange is treat- ed as selling Fund shares. This will generally result in a capital gain or loss to you.

The above is a general summary of tax implications of investing in the Funds. Please consult your tax adviser to see how investing in a Fund will affect your own tax situation.[logo]


Shareholder services

Systematic investment plan

You can regularly invest $100 or more in the first or third week of any month. The money is automatically debited from your checking or savings account. You must make an initial deposit of at least $1,000 to start the plan.

You can set up a plan when you open an account by completing the appro- priate section of the application.


Current shareholders can join by send- ing a signed letter and a deposit slip or void check to the Chase Funds Service Center. Call 1-888-524-2730 for complete instructions.

HOW YOUR ACCOUNT WORKS


Systematic Withdrawal Plan

You can make regular withdrawals of $50 or more. You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 to start the plan. Call 1-888-524-2730 for complete instructions.


Systematic exchange

You can transfer assets automatically from one Chase account to another on a regular basis. It's a free service.[logo]


Telephone privileges

You can buy, sell and exchange your shares by calling the Chase Funds Service Center. Telephone privileges are provided automatically, unless you tell us otherwise on your account application.[logo]

FINANCIAL HIGHLIGHTS



The Financial Highlights tables are intended to help you understand the Funds' financial performance for the periods since Investor Class shares were first offered. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).

The following tables provide selected per share data and ratios for one Investor Class Share outstanding throughout each period shown.

This information is supplemented by financial statements including accompanying notes appearing in the Funds' Annual Report to Shareholders for the year ended December 31, 1999, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Funds or their Shareholder Servicing Agent.

The financial statements, which include the financial highlights, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

FINANCIAL HIGHLIGHTS



                                                                                                             Chase
                                                                                                  Short-Intermediate Term U.S.
                                                                        Chase Money Market Fund   Government Securities Fund
                                                                      --------------------------- ---------------------------
                                                                           Year         11/10/98*      Year          11/10/98*
                                                                          Ended          Through       Ended          Through
PER SHARE OPERATING PERFORMANCE:                                        12/31/99        12/31/98     12/31/99        12/31/98
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                       $1.00           $1.00       $12.59          $12.64
-----------------------------------------------------------------------------------------------------------------------------
 Income from Investments Operations:
  Net Investment Income                                                     0.05            0.01         0.57            0.08
  Net Gains or Losses in Investments (both realized and unrealized)           --              --        (0.51)             --
                                                                        --------        ---------    --------        --------
  Total from Investment Operations                                          0.05            0.01         0.06            0.08
 Less Distributions:
  Dividends from Net Investment Income                                      0.05            0.01         0.57            0.09
  Distributions from Capital Gains                                            --              --         0.04            0.04
  In Excess of Realized Capital Gains                                         --              --           --              --
                                                                        --------        --------     --------        --------
  Total Distributions                                                       0.05            0.01         0.61            0.13
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                             $1.00           $1.00       $12.04          $12.59
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                               4.78%           0.69%        0.48%           0.60%
=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                                           $+              $+           $+              $+
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------------
Expenses                                                                   0.60%           0.60%        0.99%           1.03%
-----------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                      4.71%           4.72%        4.58%           4.47%
-----------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and assumption of expenses                       25.25%           0.80%       57.39%           1.58%
-----------------------------------------------------------------------------------------------------------------------------
Net Investment Income without waivers and assumption of expenses         (19.94%)          4.52%      (51.82%)          3.92%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                       --              --          91%             87%
-----------------------------------------------------------------------------------------------------------------------------

                                                                         Chase U.S. Government
                                                                            Securities Fund
                                                                      ---------------------------
                                                                           Year          11/10/98*
                                                                          Ended           Through
PER SHARE OPERATING PERFORMANCE:                                        12/31/99         12/31/98
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $13.83           $14.42
-------------------------------------------------------------------------------------------------
 Income from Investments Operations:
  Net Investment Income                                                     0.61             0.09
  Net Gains or Losses in Investments (both realized and unrealized)        (0.99)            0.10
                                                                        --------         --------
  Total from Investment Operations                                         (0.38)            0.19
 Less Distributions:
  Dividends from Net Investment Income                                      0.61             0.09
  Distributions from Capital Gains                                            --             0.68
  In Excess of Realized Capital Gains                                         --             0.01
                                                                        --------         --------
  Total Distributions                                                       0.61             0.78
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                            $12.84           $13.83
-------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              (2.79%)           1.37%
=================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                                           $+               $+
-------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------------
Expenses                                                                   1.00%            1.03%
-------------------------------------------------------------------------------------------------
Net Investment Income                                                      4.62%            4.45%
-------------------------------------------------------------------------------------------------
Expenses without waivers and assumption of expenses                       45.80%            1.92%
-------------------------------------------------------------------------------------------------
Net Investment Income without waivers and assumption of expenses         (40.18%)           3.56%
-------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                      19%             110%
-------------------------------------------------------------------------------------------------



* Commencement of offering of class of shares.
# Short periods have been annualized.
+ Amount rounds to less than one million.

                                                                          Chase Intermediate
                                                                            Term Bond Fund             Chase Income Fund
                                                                      --------------------------- ---------------------------
                                                                           Year          11/10/98*      Year         11/10/98*
                                                                          Ended           Through      Ended          Through
PER SHARE OPERATING PERFORMANCE:                                        12/31/99         12/31/98    12/31/99        12/31/98
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $12.87           $12.91      $20.46          $20.77
-----------------------------------------------------------------------------------------------------------------------------
 Income from Investments Operations:
  Net Investment Income                                                     0.63             0.09        0.98            0.14
  Net Gains or Losses in Investments (both realized and unrealized)        (0.80)            0.11       (1.57)           0.18
                                                                        --------         --------    --------        --------
  Total from Investment Operations                                         (0.17)            0.20       (0.59)           0.32
 Less Distributions:
  Dividends from Net Investment Income                                      0.63             0.09        0.98            0.15
  Distributions from Capital Gains                                          0.01             0.15        0.17            0.48
                                                                        --------         --------    --------        --------
  Total Distributions                                                       0.64             0.24        1.15            0.63
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                            $12.06           $12.87      $18.72          $20.46
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              (1.36%)           1.52%      (2.92%)          1.54%
=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                                           $+               $+         $1              $1
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------------
Expenses                                                                   0.99%            1.03%       0.99%           1.03%
-----------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                      5.09%            4.64%       5.04%           4.72%
-----------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and assumption of expenses                        9.79%            1.72%       6.22%           1.44%
-----------------------------------------------------------------------------------------------------------------------------
Net Investment Income without waivers and assumption of expenses          (3.71%)           3.95%      (0.19%)          4.31%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                      85%             135%        120%             54%
-----------------------------------------------------------------------------------------------------------------------------

                                                                          Chase Balanced Fund
                                                                      ---------------------------
                                                                           Year          10/16/98*
                                                                          Ended           Through
PER SHARE OPERATING PERFORMANCE:                                        12/31/99         12/31/98
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $34.51           $31.87
-------------------------------------------------------------------------------------------------
 Income from Investments Operations:
  Net Investment Income                                                     0.70@            0.10
  Net Gains or Losses in Investments (both realized and unrealized)         4.05             3.95
                                                                        --------         --------
  Total from Investment Operations                                          4.75             4.05
 Less Distributions:
  Dividends from Net Investment Income                                      0.61             0.16
  Distributions from Capital Gains                                          0.19             1.25
                                                                        --------         --------
  Total Distributions                                                       0.80             1.41
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                            $38.46           $34.51
-------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              13.94%           12.78%
=================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                                          $2               $1
-------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------------
Expenses                                                                   1.25%            1.25%
-------------------------------------------------------------------------------------------------
Net Investment Income                                                       1.94            1.84%
-------------------------------------------------------------------------------------------------
Expenses without waivers and assumption of expenses                        3.34%          107.16%
-------------------------------------------------------------------------------------------------
Net Investment Income without waivers and assumption of expenses          (0.15%)        (104.07%)
-------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                      45%              58%
-------------------------------------------------------------------------------------------------



 * Commencement of offering of class of shares.
 # Short periods have been annualized.
 @ Calculated based upon average shares outstanding + Amount rounds to less than one million.

FINANCIAL HIGHLIGHTS



                                                                       Chase Equity Income Fund    Chase Core Equity Fund
                                                                      -------------------------- --------------------------
                                                                           Year          8/24/98*       Year        9/10/98*
                                                                          Ended          Through       Ended        Through
PER SHARE OPERATING PERFORMANCE:                                        12/31/99        12/31/98     12/31/99      12/31/98
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $46.23          $40.49       $26.52         $21.49
---------------------------------------------------------------------------------------------------------------------------
 Income from Investments Operations:
  Net Investment Income                                                     0.20@           0.06        (0.05)@          --
  Net Gains or Losses in Investments (both realized and unrealized)         5.63            5.89         6.28          6.22
                                                                        --------        --------     --------      --------
  Total from Investment Operations                                          5.83            5.95         6.23          6.22
 Less Distributions:
  Dividends from Net Investment Income                                      0.23            0.07         0.01          0.02
  Distributions from Capital Gains                                          2.00            0.14         0.55          1.17
                                                                        --------        --------     --------      --------
  Total Distributions                                                       2.23            0.21         0.56          1.19
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                            $49.83          $46.23       $32.19        $26.52
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              12.70%          14.70%       23.59%        29.08%
===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                                          $4              $1           $6            $1
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------------------
Expenses                                                                   1.24%           1.18%        1.24%         1.23%
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                      0.42%           0.57%       (0.13%)       (0.03%)
---------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and assumption of expenses                        3.33%          37.61%        3.02%       140.46%
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income without waivers and assumption of expenses          (1.67%)        (35.86%)      (1.89%)     (139.26%)
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                      16%              3%         11%+          32%
---------------------------------------------------------------------------------------------------------------------------

                                                                                                        Chase Small
                                                                       Chase Equity Growth Fund     Capitalization Fund
                                                                      -------------------------- --------------------------
                                                                           Year          8/13/98*       Year        8/12/98*
                                                                          Ended          Through       Ended        Through
PER SHARE OPERATING PERFORMANCE:                                        12/31/99        12/31/98     12/31/99      12/31/98
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $52.30          $45.57       $19.94        $19.86
---------------------------------------------------------------------------------------------------------------------------
 Income from Investments Operations:
  Net Investment Income                                                    (0.29)@         (0.02)       (0.08)@       (0.01)
  Net Gains or Losses in Investments (both realized and unrealized)        16.75            8.53         2.65          1.44
                                                                        --------        --------     --------      --------
  Total from Investment Operations                                         16.46            8.51         2.57          1.43
 Less Distributions:
  Dividends from Net Investment Income                                        --              --           --          0.71
  Distributions from Capital Gains                                          0.91            1.78           --          0.64
                                                                        --------        --------     --------      --------
  Total Distributions                                                       0.91            1.78           --          1.35
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                            $67.85          $52.30       $22.51        $19.94
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              31.54%          18.80%       12.89%         7.56%
===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                                         $15              $1           $1            $1
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------------------
Expenses                                                                   1.24%           1.25%        1.24%         1.24%
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                     (0.48%)         (0.19%)      (0.37%)       (0.18%)
---------------------------------------------------------------------------------------------------------------------------
Expenses without waivers and assumption of expenses                        2.34%           5.88%        6.02%        74.81%
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income without waivers and assumption of expenses          (1.58%)          4.82%       (5.15%)      (73.75%)
---------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                     15%-             35%          60%           45%
---------------------------------------------------------------------------------------------------------------------------



* Commencement of offering of class of shares.
# Short periods have been annualized.
- Portfolio turnover reflects the period January 1, 1999 to August 11, 1999. After August 11, 1999, all the Fund's investable assets were invested in Equity Growth Portfolio.
+ Portfolio turnover reflects the period January 1, 1999 to August 11, 1999.
  After August 11, 1999, all the Fund's investable assets were invested in Core Equity Portfolio.
@ Calculated based upon average shares outstanding.

What The Terms Mean


COLLATERALIZED MORTGAGE OBLIGATIONS: debt securities that are collateralized by a portfolio of mortgages or mortgage backed securities.

DEBT SECURITIES: securities used by issuers, such as governmental entities and corporations, to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and repays the amount borrowed at the maturity date of the security. However, if a borrower issues a zero coupon debt security, it does not make regular interest payments.

DEPOSITORY RECEIPTS: instruments which are typically issued by financial institutions and which represent ownership of securities of foreign corporations. Depository receipts are usually designed for use on U.S. and European securities exchanges.

DISTRIBUTION FEE: a fee that covers the cost of the distribution system used to sell shares to the public.

DOLLAR-WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the issuers of the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of the debt security in the Fund's portfolio, the more weight it gets in calculating this average.

DURATION: A mathematical calculation of the average life of a bond that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in interest rates. For example, if a bond has an average duration of 4 years, its price will move 4% when interest rates move 1%.

FUNDAMENTAL RESEARCH: method which concentrates on "fundamental" information about an issuer, such as its financial statements, history, management, etc.

GROWTH APPROACH: approach which focuses on identifying securities of companies whose earnings growth potential appears to the manager to be greater than the market in general and whose growth in revenue is expected to continue for an extended period.

MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MORTGAGE-RELATED SECURITIES: securities that directly or indirectly represent an interest in, or are secured by and paid from, mortgage loans secured by real property.

OTHER EXPENSES: miscellaneous items, including transfer agency, custody and registration fees.

REPURCHASE AGREEMENTS: a type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: a fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

STRIPPED OBLIGATIONS: debt securities which are separately traded interest-only or principal-only components of an underlying obligation.

TECHNICAL ANALYSIS: method which focuses on historical price trends in an attempt to predict future price movements.

VALUE APPROACH: approach which focuses on identifying securities that the adviser believes are undervalued by the market, as measured by certain financial formulas.

YIELD CURVE: measure showing relationship among yields of similar bonds with different maturities.[logo]

HOW TO REACH US


More information

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) The SAI contains more detailed information about the Funds and their policies. By law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-888-524-2730 or writing to:

Chase Funds Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasefunds.com on the internet.


You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

Public Reference Section of the SEC
Washington, DC 20549-0102.
1-202-942-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.


The Fund's Investment Company Act File No. is 811-5526

Chase Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

PROSPECTUS APRIL 28, 2000


Chase Funds


CHASE EQUITY GROWTH FUND II


The Securities and
Exchange Commission
has not approved or
disapproved these
securities or determined
if this prospectus is
truthful or complete.
Any representation to
the contrary is a criminal
offense.

[CHASE
THE RIGHT RELATIONSHIP IS EVERYTHING.[RegTM] LOGO]

PSSEG-1-400

 CONTENTS

 THE FUND'S OBJECTIVE AND MAIN INVESTMENT
 STRATEGY                                        1

 FUND MANAGEMENT                                 7

 HOW YOUR ACCOUNT WORKS                          8

 BUYING FUND SHARES                              8

 SELLING FUND SHARES                             8

 OTHER INFORMATION CONCERNING THE FUND          10

 DISTRIBUTIONS AND TAXES                        10

 WHAT THE TERMS MEAN                            11

 FINANCIAL HIGHLIGHTS                           12

CHASE EQUITY GROWTH FUND II


[BEGIN SIDE BAR]

The Fund's
objective
The Fund aims to
provide capital
appreciation.
Producing current
income is a
secondary objective.

[END SIDE BAR]

The Fund's main
investment strategy




The Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks. The Fund normally invests at least 70% of its total assets in equity securities.


The Fund seeks capital appreciation by emphasizing the growth sectors of the economy. It looks for companies with one or more of the following characteristics:

o a projected earnings growth rate that's greater than or equal to the equity markets in general

o a return on assets and return on equity equal to or greater than the equity markets

o    above market average price-earnings ratios

o    below-average dividend yield

o    above-average market volatility

o    a market capitalization of more than $500 million.

The Fund focuses on companies with strong earnings and high levels of profitability as well as positive industry or company characteristics.

The Fund may invest up to 30% of its total assets in foreign securities, including Depositary Receipts. It may also invest in convertible securities, which generally pay interest or dividends and

CHASE EQUITY GROWTH FUND II


which can be converted into common or preferred stock.

The Fund may also invest in investment grade debt securities. When the adviser wishes to limit the Fund's equity investments because of market conditions, the Fund may invest any amount in investment grade debt securities.

The Fund may invest any portion of its assets that aren't in stocks or fixed income securities in high quality money market instruments and repurchase agreements. To temporarily defend its assets, the Fund may put any amount of its assets in these types of investments.

The Fund may invest in derivatives, which are financial instruments whose value is based on another security, index or exchange rate. The Fund may use derivatives to hedge various market risks or to increase the Fund's income or gain.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.[logo]

[BEGIN SIDE BAR]

FREQUENCY OF TRADING
The Fund may trade securities
actively, which could increase
transaction costs (and thus lower
performance) and increase
dividends.

[END SIDE BAR]

The main investment risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in Equity Growth Fund II.

The value of shares of the Fund will be influenced by conditions in stock markets as well as the performance of the companies selected for the Fund's portfolio.

The securities of mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies. As a result, share price changes may be more sudden or more erratic. Mid-sized companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Investments in foreign securities may be riskier than investments in the U.S. Because foreign securities are usually denominated in foreign currencies, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign securities may be affected by political, social and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that don't match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in developing countries.

Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts.

In early 1999, the European Monetary Union implemented a new currency called the

CHASE EQUITY GROWTH FUND II

"euro." It is possible that the euro could increase volatility in financial markets, which could have a negative effect on the strength and value of the U.S. dollar and, as a result, the value of shares of the Fund.

The market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline. Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and U.S. Government obligations, it could reduce the Fund's potential return.


Derivatives may be more risky than other types of investments and they could cause losses that exceed the Fund's original investment.


[BEGIN SIDE BAR]

An investment in the Fund isn't a
deposit of The Chase Manhattan
Bank and it isn't insured or
guaranteed by the Federal Deposit
Insurance Corporation or any
other government agency.

[END SIDE BAR]

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

None.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)*



          INVESTMENT                                       TOTAL ANNUAL
          ADVISORY       DISTRIBUTION     OTHER            FUND OPERATING
          FEE            (12B-1) FEES     EXPENSES         EXPENSES
--------------------------------------------------------------------------
  FUND    0.40%          NONE             0.50%#           0.90%#
--------------------------------------------------------------------------



* The table is based on expenses incurred n the most recent fiscal year.

# Restated from the most recent fiscal year to reflect current expense arrangements.

The actual management fee is currently expected to be 0.10% and the total annual fund operating expenses are expected not to exceed 0.60%. That's because The Chase Manhattan Bank (Chase) and some of the Fund's other service providers have volunteered not to collect a portion of their fees and to reimburse others. Chase and these other service providers may end this arrangement at any time.

The table does not reflect charges or credits which you might incur if you invest through a financial institution.

CHASE EQUITY GROWTH FUND II


EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:


o    you invest $10,000

o    you sell all your shares at the end of the period

o    your investment has a 5% return each year, and

o    the Fund's operating expenses remain the same as shown above.


Although your actual costs may be higher or lower, based on these assumptions:



YOUR COSTS WOULD BE:


NUMBER OF YEARS          1       3        5        10
------------------------------------------------------------
 EQUITY GROWTH FUND II   $92     $287     $498     $1,108
------------------------------------------------------------



The costs above are based on pre-waiver Annual Fund Operating Expenses.

The Investment Adviser

The Chase Manhattan Bank (Chase) is the investment adviser to the Fund. Chase is a wholly owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase provides the Fund with investment advice and supervision. Chase and its predecessors have more than a century of money management experience. Chase is located at 270 Park Avenue, New York, NY 10017.

Chase is entitled to receive an annual fee for its services equal to 0.40% of the Fund's average daily net assets.


Chase Bank of Texas, N.A. (Chase Texas) is the sub-adviser to the Fund. Chase Texas is a wholly-owned subsidiary of The Chase Manhattan Corporation. It makes the day-to-day investment decisions for the Fund.

Chase Texas is located at 712 Main Street, Houston, Texas 77002.



The Portfolio Manager

The portfolio manager is Henry Lartigue, an Executive Vice President and the Chief Investment Officer at Chase. Mr. Lartigue has managed the portfolio since its inception. Mr. Lartigue began his career as a securities analyst at Chase in 1984. Mr. Lartigue then worked as an Equity Fund Manager until 1992. From July 1992 to June 1994, he worked as an independent registered investment adviser. He returned to Chase in 1994.

HOW YOUR ACCOUNT WORKS

Who May Buy These
Shares

You may only buy these shares through participating employee benefit plans with over $1 billion in assets (Plans).

Each Plan will have different procedures and rules regarding the purchase and sale of shares. Most Plans require you to contact a designated agent of the Plan to implement a purchase or sale. You must follow the procedures and rules that apply to your Plan.


Buying Fund Shares

Tell the designated agent that you wish to use all or part of your interest ("account") in the Plan to buy shares. In some Plans, you may have specific shares designated as part of your account. However, in most Plans, your account will show a dollar value in a trust fund that owns shares.

Your Plan will forward its purchase orders to the Fund in accordance with its procedures and rules. These procedures and rules may include minimum required investments and/or specific deadlines. The Plan will buy shares from the Fund at the net asset value per share (NAV).

NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. If your Plan receives an order in proper form before the New York Stock Exchange closes regular trading (or the Plan's earlier deadline, if any) and the order, along with payment in federal funds, is received by the Fund before it closes for business, the order will be confirmed at that day's net asset value. The Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time). The Fund generally values its assets at their market value but may use fair value if market prices are unavailable.

Your Plan can buy shares on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open.

Your Plan must provide a Taxpayer Identification Number when it opens an account. The Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

The Fund will not issue certificates for shares.


Selling Fund Shares

Tell the designated agent that you wish to sell, transfer or exchange all or part of your account in the Plan that represents an interest in Fund shares. The designated agent of the Plan will forward sale orders to the Fund in accordance with its procedures and rules.

Your Plan can sell some or all of its shares on any day the Chase Funds Service Center is accepting purchase orders. Your Plan will receive the next NAV calculated after the Chase Funds Service Center receives the order in proper form. If the Fund receives the Plan's order before the New York Stock Exchange closes regular trading, the Plan will receive that day's net asset value.

The Fund generally sends proceeds of the sale in federal funds to your Plan on the business day after the Fund receives a sale request in proper form.

Under unusual circumstances, the Fund may stop accepting orders to sell shares or postpone payment for more than seven days, as federal securities laws permit.


Related performance
information

Chase Texas, the investment sub-adviser for the Fund, has been responsible for the day-to-day management of the Chase Equity Growth Fund since its inception in March 1988. The Chase Equity Growth Fund has the same investment objectives, policies and strategies as those of the Fund. The chart below shows the performance for the one, three, five and ten year periods ended March 31, 2000, of Premier Class shares of the Chase Equity Growth Fund.


The total return figures have been computed in accordance with the Securities and Exchange Commission's standardized formula and reflect advisory fees paid to the investment adviser and transaction costs and other expenses. The figures also reflect reinvestment of dividends and/or capital gain distributions, if any.

The total return figures in the chart are intended to provide investors with information about the historical experience of Chase Texas in managing a portfolio which is substantially similar to the Fund. The performance shown is not that of the Fund and is not necessarily indicative of how the Fund will perform in the future.



                            ONE YEAR     THREE YEARS   FIVE YEARS   TEN YEARS
--------------------------------------------------------------------------------
 CHASE EQUITY GROWTH FUND   29.97%       38.37%        31.15%       19.36%
--------------------------------------------------------------------------------
 S&P 500 INDEX              17.94%       27.40%        26.76%       18.84%
--------------------------------------------------------------------------------

HOW YOUR ACCOUNT WORKS

Other information
concerning the Fund


The Fund's distributor is CFD Fund Distributors, Inc., which we call CFD in this prospectus. CFD is a subsidiary of The BISYS Group, Inc. and is not affiliated with Chase.


Chase, the Fund and their respective affiliates, agents and sub-agents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. The information can be used for a variety of purposes, including offering investment and insurance products to shareholders.



Distributions and taxes

The Fund can earn income and it can realize capital gains. The Fund deducts any expenses and pays these earnings out to shareholders as distributions.

The Fund distributes any net investment income at least annually. Net capital gain is distributed at least annually.

Although the Fund offers the ability for shareholders to receive their distributions either in additional Fund shares or in cash, it is expected that the Plans will elect to receive all distributions in additional Fund shares.

Because of special tax rules applicable to retirement accounts, you will not be currently taxed on dividends paid by the Fund to your Plan. In general, you will be taxed only when you receive a distribution for your Plan. Substantial penalties and ordinary income tax (on the whole distribution) will be imposed if amounts are withdrawn from the Plan prior to age 591/2, unless certain exceptions apply. Provided the proceeds stay in your Plan, you will not be taxed on redemption or exchange of Fund shares. You should consult your tax advisor about the implications of investing in different types of retirement accounts and about the tax impact of making withdrawals from your Plan.

The Fund expects that its distributions will consist primarily of capital gains.

Different tax consequences apply for investments outside a retirement account or if your Plan becomes ineligible for the special tax treatment described above.

What the terms mean

DEBT SECURITIES: securities used by issuers, such as governmental entities and corporations, to borrow money. The issuer usually pays a fixed, variable or floating rate of interest and repays the amount borrowed at the maturity date of the security. However, if a borrower issues a zero coupon debt security, it does not make regular interest payments.

DEPOSITARY RECEIPTS: instruments which are typically issued by financial institutions and which represent ownership of securities of foreign corporations. Depositary receipts are usually designed for use on U.S. and European securities exchanges.

DISTRIBUTION FEE: a fee that covers the cost of the distribution system used to sell shares to the public.

GROWTH APPROACH: approach which focuses on identifying securities of companies whose earnings growth potential appears to the manager to be greater than the market in general and whose growth in revenue is expected to continue for an extended period.

MANAGEMENT FEE: a fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

OTHER EXPENSES: miscellaneous items, including transfer agency, custody and registration fees.

REPURCHASE AGREEMENTS: a type of short-term investment in which a dealer sells securities to the Fund and agrees to buy them back later at a set price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

FINANCIAL HIGHLIGHTS


The Financial Highlights table is intended to help you understand the Fund's financial performance for the period since shares were first offered. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The table set forth below provides selected per share data and ratios for the Fund throughout the period shown.

This information is supplemented by financial statements including accompanying notes appearing in the Fund's Annual Report to Shareholders for the year ended December 31, 1999, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent.

The financial statements, which include the financial highlights, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report thereon is included in the Annual Report to Shareholders.

Chase Equity Growth Fund II





                                                                                 For the
                                                                             period from
                                                                        July 1, 1999* to
                                                                       December 31, 1999
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                              $ 10.00
----------------------------------------------------------------------------------------
 Income from investment operations:
  Net investment income                                                             0.01
  Net gains on investments
  (both realized and unrealized)                                                    1.47
                                                                                 -------
  Total from investment operations                                                  1.48
 Less distributions:
  Dividends from net investment income                                              0.01
----------------------------------------------------------------------------------------
Net asset value, end of period                                                   $ 11.47
----------------------------------------------------------------------------------------
TOTAL RETURN                                                                       14.76%
========================================================================================
Ratios/supplemental data:
Net assets, end of period (millions)                                             $    41
Ratios to average net assets:#
 Expenses                                                                           0.59%
----------------------------------------------------------------------------------------
 Net investment income                                                              0.33%
----------------------------------------------------------------------------------------
 Expenses without waivers and assumption of expenses                                1.42%
----------------------------------------------------------------------------------------
 Net investment income without waivers and assumption of expenses                  (0.50%)
----------------------------------------------------------------------------------------
Portfolio turnover rate                                                                5%
----------------------------------------------------------------------------------------



* Commencement of operations.
# Short periods have been annualized.

HOW TO REACH US


More information

You'll find more information about the Fund in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS   Our annual and semi-annual reports contain
more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) The SAI contains more detailed information about the Fund and its policies. By law, it's considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-888-524-2730 or writing to:

Chase Funds Service Center
P.O. Box 419392
Kansas City, MO 64141-6392

If you buy your shares through The Chase Manhattan Bank or another institution, you should contact that institution directly for more information. You can also find information on-line at www.chasefunds.com on the internet.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They'll charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you're there.

Public Reference Section of the SEC
Washington, DC 20549-0102.
1-202-942-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC's website at http://www.sec.gov.

The Fund's Investment Company Act File No. is 811-5526


Chase Funds Fulfillment Center
393 Manley Street
West Bridgewater, MA 02379-1039

[CHASE FUNDS(SM) LOGO]



                                                                   STATEMENT OF
                                                         ADDITIONAL INFORMATION
                                                                 April 28, 2000

                              CHASE BALANCED FUND
                            CHASE CORE EQUITY FUND
                           CHASE EQUITY GROWTH FUND
                           CHASE EQUITY INCOME FUND
                               CHASE INCOME FUND
                       CHASE INTERMEDIATE TERM BOND FUND
                        CHASE INTERNATIONAL EQUITY FUND
                           CHASE MID CAP GROWTH FUND
                            CHASE MONEY MARKET FUND
                      CHASE NEW YORK TAX FREE INCOME FUND
         CHASE SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND
                        CHASE SMALL CAPITALIZATION FUND
                          CHASE TAX FREE INCOME FUND
                       CHASE TAX FREE MONEY MARKET FUND
                     CHASE U.S. GOVERNMENT SECURITIES FUND
                          CHASE EQUITY GROWTH II FUND


          1211 Avenue of the Americas, 41st Floor, New York, NY 10036


     This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectuses offering shares of the Funds. This Statement of Additional Information should be read in conjunction with the Prospectuses offering Premier and Investor shares of Chase Money Market Fund and Chase Tax Free Money Market Fund (collectively the "Money Market Funds"), Chase Income Fund, Chase Intermediate Term Bond Fund, Chase New York Tax Free Income Fund, Chase Short-Intermediate Term U.S. Government Securities Fund, Chase Tax Free Income Fund and Chase U.S. Government Securities Fund (collectively the "Income Funds"), and Chase Balanced Fund, Chase Core Equity Fund, Chase Equity Income Fund, Chase Equity Growth Fund, Chase International Equity Fund, Chase Mid Cap Growth Fund, Chase Small Capitalization Fund and Chase Equity Growth II Fund (collectively the "Equity Funds"). The Chase Tax Free Money Market Fund, Chase Tax Free Income Fund and Chase New York Tax Free Income Fund are collectively known as the "Tax Free Funds." Any references to a "Prospectus" in this Statement of Additional Information is a reference to one or more of the foregoing Prospectuses, as the context requires. Copies of each Prospectus may be obtained by an investor without charge by contacting CFD Fund Distributors, Inc. ("CFD"), the Funds' distributor (the "Distributor"), at the above-listed address.



The Chase Mid Cap Growth Fund, the Chase International Equity Fund and the Tax Free Funds are not currently available for investment.


This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus.


For more information about your account, simply call or write the Chase Funds Service Center at:



1-800-5-CHASE-0

Chase Funds Service Center
P.O. Box 419392
Kansas City, MO 64141

Table of Contents                                                                          Page
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
The Funds ................................................................................   3
Investment Policies and Restrictions .....................................................   3
Performance Information ..................................................................  24
Determination of Net Asset Value .........................................................  30
Purchases, Redemptions and Exchanges .....................................................  32
Tax Matters ..............................................................................  32
Management of the Trusts and the Funds and Portfolios ....................................  38
Independent Accountants ..................................................................  50
Certain Regulatory Matters ...............................................................  50
General Information ......................................................................  51
APPENDIX A--Description of Certain Obligations Issued or Guaranteed by U.S. Government
  Agencies  or Instrumentalities .........................................................  A-1
APPENDIX B--Description of Ratings .......................................................  B-1

                                   THE FUNDS


     Mutual Fund Investment Trust (the "Trust") is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on September 23, 1997. The Trust presently consists of 16 separate series (the "Funds"). Certain of the Funds are diversified and other Funds are non-diversified, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of the Funds are collectively referred to in this Statement of Additional Information as the "Shares."


     Effective January 1, 1998, the Money Market, Short-Intermediate Term U.S. Government Securities, U.S. Government Securities, Intermediate Term Bond, Income, Balanced, Equity Income, Core Equity, Equity Growth and Small Capitalization Funds of the AVESTA Trust, a collective investment trust, were converted and redomiciled into the corresponding portfolios of the Trust (the "Avesta Conversion").


     The Chase Core Equity Fund and Chase Equity Growth Fund converted to a master/feeder fund structure on August 12, 1999. Under this structure, each of these Funds seeks to achieve its investment objective by investing all of its investable assets in an open-end management investment company which has the same investment objective as that Fund. Chase Core Equity and Chase Equity Growth invest in Core Equity Portfolio and Equity Growth Portfolio, respectively. Core Equity Portfolio and Equity Growth Portfolio are hereafter collectively referred to as the "Portfolios". Core Equity Portfolio and Equity Growth Portfolio are separate series of Mutual Fund Master Investment Trust (the "Master Trust", and with the Trust, the "Trusts"), an open-end management investment company that was organized as a business trust under the laws of the Commonwealth of Massachusetts. Certain qualified investors, in addition to a Fund, may invest in a Portfolio. For purposes of this Statement of Additional Information, any information or references to the Portfolios refer to the operations and activities after implementation of the master fund/feeder fund structure.

     The Chase Equity Growth II Fund commenced operations on July 1, 1999. This Fund may be purchased only by participating employee benefit plans that meet the minimum investment requirement.

     The Boards of Trustees of the Trusts provide broad supervision over the affairs of the Trusts including the Funds or the Portfolios, as the case may be. The Chase Manhattan Bank ("Chase") is the investment adviser for the Funds. Chase also serves as the Trusts' administrator (the "Administrator") and supervises the overall administration of the Trusts, including the Funds and Portfolios. A majority of the Trustees of the Trusts are not affiliated with the investment adviser or sub-advisers.



                     INVESTMENT POLICIES AND RESTRICTIONS

                              Investment Policies


     The Prospectuses set forth the various investment policies of each Fund. The following information supplements and should be read in conjunction with the related sections of the Prospectuses. As used in this Statement of Additional Information, with respect to those Funds and policies for which it applies, the term "Municipal Obligations" has the meaning given to it in the Prospectuses. For descriptions of the securities ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and Fitch Investors Service, Inc. ("Fitch"), see Appendix B. Unless otherwise indicated, a reference to a "Fund" or an "Equity Fund" (or their plurals) in this Statement of Additional Information shall also apply to the Portfolios. References to a "Money Market Fund", "Income Fund" or "Tax Free Fund" shall not apply to the Portfolios.


     U.S. Government Securities. U.S. Government Securities include (1) U.S. Treasury obligations, which generally differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow any amount listed to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or (d) the credit of the agency or instrumentality. Agencies and instrumentalities of the U.S. Government include but are not limited to:
Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Chrysler Corporate Loan Guarantee Board, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Certain U.S. Government Securities, including U.S. Treasury bills, notes and bonds, Government National Mortgage Association certificates and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other U.S. Government Securities are issued or guaranteed by federal agencies or government sponsored enterprises and are not supported by the full faith and credit of the United States. These securities include obligations that are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Banks, and obligations that are supported by the creditworthiness of the particular instrumentality, such as obligations of the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. For a description of certain obligations issued or guaranteed by U.S. Government agencies and instrumentalities, see Appendix A.

     In addition, certain U.S. Government agencies and instrumentalities issue specialized types of securities, such as guaranteed notes of the Small Business Administration, Federal Aviation Administration, Department of Defense, Bureau of Indian Affairs and Private Export Funding Corporation, which often provide higher yields than are available from the more common types of government-backed instruments. However, such specialized instruments may only be available from a few sources, in limited amounts, or only in very large denominations; they may also require specialized capability in portfolio servicing and in legal matters related to government guarantees. While they may frequently offer attractive yields, the limited-activity markets of many of these securities means that, if a Fund were required to liquidate any of them, it might not be able to do so advantageously; accordingly, each Fund investing in such securities normally to hold such securities to maturity or pursuant to repurchase agreements, and would treat such securities (including repurchase agreements maturing in more than seven days) as illiquid for purposes of its limitation on investment in illiquid securities.

     Bank Obligations. Investments in bank obligations are limited to those of U.S. banks (including their foreign branches) which have total assets at the time of purchase in excess of $1 billion and the deposits of which are insured by either the Bank Insurance Fund or the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation, and foreign banks (including their U.S. branches) having total assets in excess of $10 billion (or the equivalent in other currencies), and such other U.S. and foreign commercial banks which are judged by the advisers to meet comparable credit standing criteria.

     Bank obligations include negotiable certificates of deposit, bankers' acceptances, fixed time deposits and deposit notes. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of United States banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Fixed time deposits subject to withdrawal penalties and with respect to which a Fund cannot realize the proceeds thereon within seven days are deemed "illiquid" for the purposes of its restriction on investments in illiquid securities. Deposit notes are notes issued by commercial banks which generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

     Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Investors should also be aware that securities of foreign banks and foreign branches of United States banks may involve foreign investment risks in addition to those relating to domestic bank obligations.

     Depositary Receipts. A Fund will limit its investment in Depositary Receipts not sponsored by the issuer of the underlying security to no more than 5% of the value of its net assets (at the time of investment). A purchaser of an unsponsored Depositary Receipt may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored Depositary Receipt.

     ECU Obligations. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Trustees do not believe that such adjustments will adversely affect holders of ECU-denominated securities or the marketability of such securities.

     Supranational Obligations. Supranational organizations, include organizations such as The World Bank, which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations of the Asian and Pacific regions.

     Corporate Reorganizations. In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. The increased market price of these securities may also discount what the stated or appraised value of the security would be if the contemplated action were approved or consummated. These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the advisers that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress. Investments in reorganization securities may tend to increase the turnover ratio of a Fund and increase its brokerage and other transaction expenses.

     Warrants and Rights. Warrants basically are options to purchase equity securities at a specified price for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a shorter duration and are distributed directly by the issuer to shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

     Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. The commercial paper and other short-term obligations of U.S. and foreign corporations which may be purchased by the Money Market Fund, other than those of bank holding companies, include obligations which are (i) rated Prime-1 by Moody's, A-1 by S&P, or F-1 by Fitch, or comparably rated by another NRO; or
(ii) determined by the advisers to be of comparable quality to those rated obligations which may be purchased by the Money Market Fund at the date of purchase or which at the date of purchase have an outstanding debt issue rated in the highest rating category by Moody's, S&P, Fitch or another NRO. The commercial paper and other short-term obligations of U.S. banks holding companies which may be purchased by Money Market Fund include obligations issued or guaranteed by bank holding companies with total assets exceeding $1 billion. For purposes of the size standards with respect to banks and bank holding companies, "total deposits" and "total assets" are determined on an annual basis by reference to an institution's then most recent annual financial statements.

     Repurchase Agreements. A Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed creditworthy, and only if fully collateralized by securities in which such Fund is permitted to invest. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase the instrument and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This procedure results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities. All repurchase agreements entered into by a Fund will be fully collateralized at all times during the period of the agreement in that the value of the underlying security will be at least equal to 100% of the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or sub-custodian will have possession of the collateral, which the Board of Trustees believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been conclusively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund, but would only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by a Fund. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the Funds' restrictions on purchases of illiquid securities. Repurchase agreements are also subject to the risks described below with respect to stand-by commitments.

     Forward Commitments. In order to invest a Fund's assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. Although, with respect to any Tax Free Fund, short-term investments will normally be in tax-exempt securities or Municipal Obligations, short-term taxable securities or obligations may be purchased if suitable short-term tax-exempt securities or Municipal Obligations are not available. When a commitment to purchase a security on a forward commitment basis is made, procedures are established consistent with the General Statement of Policy of the Securities and Exchange Commission concerning such purchases. Since that policy currently recommends that an amount of the respective Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a separate account of such Fund consisting of cash or liquid securities equal to the amount of such Fund's commitments securities will be established at such Fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value.

If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the respective Fund.

     Although it is not intended that such purchases would be made for speculative purposes, purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Fund's portfolio are subject to changes in value based upon the public's perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Fund will meet its obligations from then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than such Fund's payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses which, for consideration by investors in the Tax Free Funds, are not exempt from federal, state or local taxation.

     To the extent a Fund engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage, and settlement of such transactions will be within 90 days from the trade date.

Floating and Variable Rate Securities; Participation Certificates. Floating and variable rate demand instruments permit the holder to demand payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. Investments by the Income Funds in floating or variable rate securities normally will involve industrial development or revenue bonds that provide for a periodic adjustment in the interest rate paid on the obligation and may, but need not, permit the holder to demand payment as described above. While there is usually no established secondary market for issues of these types of securities, the dealer that sells an issue of such security frequently will also offer to repurchase the securities at any time at a repurchase price which varies and may be more or less than the amount the holder paid for them. The floating or variable rate demand instruments in which the Money Market Funds may invest are payable on demand on not more than seven calendar days' notice.

     The terms of these types of securities provide that interest rates are adjustable at intervals ranging from daily to up to six months and the adjustments are based upon the prime rate of a bank or other short-term rates, such as Treasury Bills or LIBOR (London Interbank Offered Rate), as provided in the respective instruments. The Funds will decide which floating or variable rate securities to purchase in accordance with procedures prescribed by Board of Trustees of the Trust in order to minimize credit risks.

     In the case of a Money Market Fund, the Board of Trustees may determine that an unrated floating or variable rate security meets the Fund's high quality criteria if it is backed by a letter of credit or guarantee or is insured by an insurer that meets such quality criteria, or on the basis of a credit evaluation of the underlying obligor. If the credit of the obligor is of "high quality", no credit support from a bank or other financial institution will be necessary. The Board of Trustees will re-evaluate each unrated floating or variable rate security on a quarterly basis to determine that it continues to meet a Money Market Fund's high quality criteria. If an instrument is ever deemed to fall below a Money Market Fund's high quality standards, either it will be sold in the market or the demand feature will be exercised.

     The securities in which certain Funds may be invested include participation certificates issued by a bank, insurance company or other financial institution in securities owned by such institutions or affiliated organizations ("Participation Certificates"). A Participation Certificate gives a Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security and generally provides the demand feature described below. Each Participation Certificate is backed by an irrevocable letter of credit or guaranty of a bank (which may be the bank issuing the Participation Certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the Participation Certificate) or insurance policy of an insurance company that the Board of Trustees of the Trust has determined meets the prescribed quality standards for a particular Fund.

     A Fund may have the right to sell the Participation Certificate back to the institution and draw on the letter of credit or insurance on demand after the prescribed notice period, for all or any part of the full principal amount of the Fund's participation interest in the security, plus accrued interest. The institutions issuing the Participation Certificates would retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the Participation Certificates were purchased by a Fund. The total fees would generally range from 5% to 15% of the applicable prime rate or other short-term rate index. With respect to insurance, a Fund will attempt to have the issuer of the participation certificate bear the cost of any such insurance, although the Funds retain the option to purchase insurance if deemed appropriate. Obligations that have a demand feature permitting a Fund to tender the obligation to a foreign bank may involve certain risks associated with foreign investment. A Fund's ability to receive payment in such circumstances under the demand feature from such foreign banks may involve certain risks such as future political and economic developments, the possible establishments of laws or restrictions that might adversely affect the payment of the bank's obligations under the demand feature and the difficulty of obtaining or enforcing a judgment against the bank.

     The advisers have been instructed by the Board of Trustees to monitor on an ongoing basis the pricing, quality and liquidity of the floating and variable rate securities held by the Funds, including Participation Certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Funds may subscribe. Although these instruments may be sold by a Fund, it is intended that they be held until maturity.

     Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly "prime rates" charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the floating or variable rate nature of the underlying floating or variable rate securities should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. A Fund's portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks' "prime rates" or other short-term rate adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

     The maturity of variable rate securities is deemed to be the longer of (i) the notice period required before a Fund is entitled to receive payment of the principal amount of the security upon demand or (ii) the period remaining until the security's next interest rate adjustment. With respect to a Money Market Fund, the maturity of a variable rate demand instrument will be determined in the same manner for purposes of computing the Fund's dollar-weighted average portfolio maturity. With respect to Income Funds, if variable rate securities are not redeemed through the demand feature, they mature on a specified date which may range up to thirty years from the date of issuance.

     Tender Option Floating or Variable Rate Certificates. The Money Market Funds may invest in tender option bonds. A tender option bond is a synthetic floating or variable rate security issued when long term bonds are purchased in the secondary market and are then deposited into a trust. Custodial receipts are then issued to investors, such as the Funds, evidencing ownership interests in the trust. The trust sets a floating or variable rate on a daily or weekly basis which is established through a remarketing agent. These types of derivatives, to be money market eligible under Rule 2a-7, must have a liquidity facility in place which provides additional comfort to the investors in case the remarketing fails. The sponsor of the trust keeps the difference between the rate on the long term bond and the rate on the short term floating or variable rate security.

     Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed upon price and date. The repurchase price is generally equal to the original sales price plus interest. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which the Fund is obliged to purchase the securities.

     High Quality Municipal Obligations. Investments by the Tax Free Money Market Fund will be made in unrated Municipal Obligations only if they are determined to be of comparable quality to permissible rated investments on the basis of the advisers' credit evaluation of the obligor or of the bank issuing a participation certificate, letter of credit or guaranty, or insurance issued in support of the obligation. High Quality instruments may produce a lower yield than would be available from less highly rated instruments. The Board of Trustees has determined that Municipal Obligations which are backed by the credit of U.S. Government will be considered to have a rating equivalent to Moody's Aaa.

     If, subsequent to purchase by the Tax Free Money Market Fund, (a) an issue of rated Municipal Obligations ceases to be rated in the highest short-term rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or the Board of Trustees determines that it is no longer of comparable quality or (b) the Tax Free Money Market Fund's advisers become aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the Board of Trustees will reassess promptly whether such security presents minimal credit risk and will cause such Tax Free Money Market Fund to take such action as it determines is in its best interest and that of its shareholders; provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the advisers becoming aware of the new rating and the Fund's Board is subsequently notified of the adviser's actions.

     To the extent that a rating given by Moody's, S&P or Fitch for Municipal Obligations may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies contained in the Prospectus and this Statement of Additional Information. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the advisers also will evaluate these securities and the creditworthiness of the issuers of such securities.

     Zero Coupon, Payment-in-Kind and Stripped Obligations. The principal and interest components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities.

     Zero coupon obligations are sold at a substantial discount from their value at maturity and, when held to maturity, their entire return, which consists of the amortization of discount, comes from the difference between their purchase price and maturity value. Because interest on a zero coupon obligation is not distributed on a current basis, the obligation tends to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying securities with similar maturities. The value of zero coupon obligations appreciates more than such ordinary interest-paying securities during periods of declining interest rates and depreciates more than such ordinary interest-paying securities during periods of rising interest rates. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended (the "Code"), investments by a Fund in zero coupon obligations will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income.

     Zero coupon securities may be created when a dealer deposits a U.S. Treasury or federal agency security with a custodian and then sells the coupon payments and principal payment that will be generated by this security separately. Proprietary receipts, such as Certificates of Accrual on Treasury Securities, Treasury Investment Growth Receipts and generic Treasury Receipts, are examples of stripped U.S. Treasury securities separated into their component parts through such custodial arrangements.

     Payment-in-kind ("PIK") bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments experience greater volatility in market value due to changes in interest rates than debt obligations which provide for regular payments of interest. A Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations.

     Illiquid Securities. For purposes of its limitation on investments in illiquid securities, each Fund may elect to treat as liquid, in accordance with procedures established by the Board of Trustees, certain investments in restricted securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as a Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) paper by the purchaser must be in an exempt transaction.

     One effect of Rule 144A and Section 4(2) is that certain restricted securities may now be liquid, though there is no assurance that a liquid market for Rule 144A securities or Section 4(2) paper will develop or be maintained. The Trustees have adopted policies and procedures for the purpose of determining whether securities that are eligible for resale under Rule 144A and
Section 4(2) paper are liquid or illiquid for purposes of the limitation on investment in illiquid securities. Pursuant to those policies and procedures, the Trustees have delegated to the advisers the determination as to whether a particular instrument is liquid or illiquid, requiring that consideration be given to, among other things, the frequency of trades and quotes for the security, the number of dealers willing to sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, the nature of the security and the time needed to dispose of the security. The Trustees will periodically review the Funds' purchases and sales of Rule 144A securities and Section 4(2) paper.

     Stand-By Commitments. In a put transaction, a Fund acquires the right to sell a security at an agreed upon price within a specified period prior to its maturity date, and a stand-by commitment entitles a Fund to same-day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise.

     The amount payable to the Tax Free Money Market Fund upon its exercise of a stand-by commitment with respect to a Municipal Obligation normally would be
(i) the acquisition cost of the Municipal Obligation (excluding any accrued interest paid by the Fund on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus (ii) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances relating to a change in market value, the Tax Free Money Market Fund would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Obligation. The Tax Free Money Market Fund values stand-by commitments at zero for purposes of computing their net asset value per share.

     Stand-by commitments are subject to certain risks, which include the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by the Fund, and that the maturity of the underlying security will generally be different from that of the commitment. Nor more than 10% of the total assets of the Tax Free Money Market Fund will be invested in Municipal Obligations that are subject to stand-by commitments from the same bank or broker-dealer.

     Securities Loans. To the extent specified in the Prospectuses, each Fund is permitted to lend its securities to broker-dealers and other institutional investors in order to generate additional income. Such loans of portfolio securities may not exceed 30% of the value of a Fund's total assets. In connection with such loans, a Fund will receive collateral consisting of cash, cash equivalents, U.S. Government securities or irrevocable letters of credit issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least 102% of the current market value plus accrued interest of the securities loaned. A Fund can increase its income through the investment of such collateral. A Fund continues to be entitled to the interest payable or any dividend-equivalent payments received on a loaned security and, in addition, to receive interest on the amount of the loan. However, the receipt of any dividend-equivalent payments by a Fund on a loaned security from the borrower will not qualify for the dividends-received deduction. Such loans will be terminable at any time upon specified notice. A Fund might experience risk of loss if the institutions with which it has engaged in portfolio loan transactions breach their agreements with such Fund. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience financial difficulty. Loans will be made only to firms deemed by the advisers to be of good standing and will not be made unless, in the judgment of the advisers, the consideration to be earned from such loans justifies the risk.

     Real Estate Investment Trusts. Certain Funds may invest in shares of real estate investment trusts ("REITs"), which are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs or mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The value of equity trusts will depend upon the value of the underlying properties, and the value of mortgage trusts will be sensitive to the value of the underlying loans or interests.

       Additional Policies Regarding Derivative and Related Transactions

     Introduction. As explained more fully below, the non-Money Market Funds may employ derivative and related instruments as tools in the management of portfolio assets. Put briefly, a "derivative" instrument may be considered a security or other instrument which derives its value from the value or performance of other instruments or assets, interest or currency exchange rates, or indexes. For instance, derivatives include futures, options, forward contracts, structured notes and various over-the-counter instruments.

     Like other investment tools or techniques, the impact of using derivatives strategies or similar instruments depends to a great extent on how they are used. Derivatives are generally used by portfolio managers in three ways: first, to reduce risk by hedging (offsetting) an investment position; second, to substitute for another security particularly where it is quicker, easier and less expensive to invest in derivatives; and lastly, to speculate or enhance portfolio performance. When used prudently, derivatives can offer several benefits, including easier and more effective hedging, lower transaction costs, quicker investment and more profitable use of portfolio assets. However, derivatives also have the potential to significantly magnify risks, thereby leading to potentially greater losses for a Fund.

     Each Fund may invest its assets in derivative and related instruments subject only to the Fund's investment objective and policies and the requirement that the Fund maintain segregated accounts consisting of cash or other liquid assets (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such instruments with respect to positions where there is no underlying portfolio asset so as to avoid leveraging the Fund.

     The value of some derivative or similar instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates or other economic factors, and--like other investments of the Funds--ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the advisers to forecast interest rates and other economic factors correctly. If the advisers inaccurately forecast such factors and have taken positions in derivative or similar instruments contrary to prevailing market trends, a Fund could be exposed to the risk of a loss. The Funds might not employ any or all of the strategies described herein, and no assurance can be given that any strategy used will succeed.

     Set forth below is an explanation of the various derivatives strategies and related instruments the Funds may employ along with risks or special attributes associated with them. This discussion is intended to supplement the Funds' current prospectuses as well as provide useful information to prospective investors.

     Risk Factors. As explained more fully below and in the discussions of particular strategies or instruments, there are a number of risks associated with the use of derivatives and related instruments. There can be no guarantee that there will be a correlation between price movements in a hedging vehicle and in the portfolio assets being hedged. An incorrect correlation could result in a loss on both the hedged assets in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. This risk is particularly acute in the case of "cross-hedges" between currencies. The advisers may inaccurately forecast interest rates, market values or other economic factors in utilizing a derivatives strategy. In such a case, a Fund may have been in a better position had it not entered into such strategy. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. In other words, hedging usually limits both potential losses as well as potential gains. Strategies not involving hedging may increase the risk to a Fund. Certain strategies, such as yield enhancement, can have speculative characteristics and may result in more risk to a Fund than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out an option, futures contract or other derivative or related position. Many exchanges and boards of trade limit the amount of fluctuation permitted in option or futures contract prices during a single day; once the daily limit has been reached on particular contract, no trades may be made that day at a price beyond that limit. In addition, certain instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Finally, over-the-counter instruments typically do not have a liquid market. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in these markets. In certain instances, particularly those involving over-the-counter transactions, forward contracts there is a greater potential that a counterparty or broker may default or be unable to perform on its commitments. In the event of such a default, a Fund may experience a loss. In transactions involving currencies, the value of the currency underlying an instrument may fluctuate due to many factors, including economic conditions, interest rates, governmental policies and market forces.

     Specific Uses and Strategies. Set forth below are explanations of various strategies involving derivatives and related instruments which may be used by a Fund.

     Options on Securities, Securities Indexes and Debt Instruments. A Fund may purchase, sell or exercise call and put options on (i) securities, (ii) securities indexes, and (iii) debt instruments.

     Although in most cases these options will be exchange-traded, the Funds may also purchase, sell or exercise over-the-counter options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller. As such, over-the-counter options generally have much less market liquidity and carry the risk of default or nonperformance by the other party.

     One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market value. One purpose of purchasing call options is to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may also use combinations of options to minimize costs, gain exposure to markets or take advantage of price disparities or market movements. For example, a Fund may sell put or call options it has previously purchased or purchase put or call options it has previously sold. These transactions may result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may write a call or put option in order to earn the related premium from such transactions. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of a similar option. The Funds will not write uncovered options.

     In addition to the general risk factors noted above, the purchase and writing of options involve certain special risks. During the option period, a Fund writing a covered call (i.e., where the underlying securities are held by the Fund) has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. The Funds will not write uncovered options.

     If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, such Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

     Futures Contracts and Options on Futures Contracts. A Fund may purchase or sell (i) interest-rate futures contracts, (ii) futures contracts on specified instruments or indices, and (iii) options on these futures contracts ("futures options").

     The futures contracts and futures options may be based on various instruments or indices in which the Funds may invest such as foreign currencies, certificates of deposit, Eurodollar time deposits, securities indices, economic indices (such as the Consumer Price Indices compiled by the U.S. Department of Labor).

     Futures contracts and futures options may be used to hedge portfolio positions and transactions as well as to gain exposure to markets. For example, a Fund may sell a futures contract--or buy a futures option--to protect against a decline in value, or reduce the duration, of portfolio holdings. Likewise, these instruments may be used where a Fund intends to acquire an instrument or enter into a position. For example, a Fund may purchase a futures contract--or buy a futures option--to gain immediate exposure in a market or otherwise offset increases in the purchase price of securities or currencies to be acquired in the future. Futures options may also be written to earn the related premiums.

     When writing or purchasing options, the Funds may simultaneously enter into other transactions involving futures contracts or futures options in order to minimize costs, gain exposure to markets, or take advantage of price disparities or market movements. Such strategies may entail additional risks in certain instances. The Funds may engage in cross-hedging by purchasing or selling futures or options on a security or currency different from the security or currency position being hedged to take advantage of relationships between the two securities or currencies.

     Investments in futures contracts and options thereon involve risks similar to those associated with options transactions discussed above. The Funds will only enter into futures contracts or options on futures contracts which are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system.

     Forward Contracts. A Fund may use foreign currency and interest-rate forward contracts for various purposes as described below.

     Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. A Fund that may invest in securities denominated in foreign currencies may, in addition to buying and selling foreign currency futures contracts and options on foreign currencies and foreign currency futures, enter into forward foreign currency exchange contracts to reduce the risks or otherwise take a position in anticipation of changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency contract, a Fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another. Transactions that use two foreign currencies are sometimes referred to as "cross-hedges."

     A Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investments or anticipated investments in securities denominated in foreign currencies. A Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

     A Fund may also use forward contracts to hedge against changes in interest rates, increase exposure to a market or otherwise take advantage of such changes. An interest-rate forward contract involves the obligation to purchase or sell a specific debt instrument at a fixed price at a future date.

     Interest Rate and Currency Transactions. A Fund may employ currency and interest rate management techniques, including transactions in options (including yield curve options), futures, options on futures, forward foreign currency exchange contracts, currency options and futures and currency and interest rate swaps. The aggregate amount of a Fund's net currency exposure will not exceed the total net asset value of its portfolio. However, to the extent that a Fund is fully invested while also maintaining currency positions, it may be exposed to greater combined risk.

     The Funds will only enter into interest rate and currency swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate and currency swaps do not involve the delivery of securities, the underlying currency, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and currency swaps is limited to the net amount of interest or currency payments that a Fund is contractually obligated to make. If the other party to an interest rate or currency swap defaults, a Fund's risk of loss consists of the net amount of interest or currency payments that the Fund is contractually entitled to receive. Since interest rate and currency swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their portfolio investments and their interest rate or currency swap positions.

     A Fund may hold foreign currency received in connection with investments in foreign securities when it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

     A Fund may purchase or sell without limitation as to a percentage of its assets forward foreign currency exchange contracts when the advisers anticipate that the foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held by such Fund. In addition, a Fund may enter into forward foreign currency exchange contracts in order to protect against adverse changes in future foreign currency exchange rates. A Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if its advisers believe that there is a pattern of correlation between the two currencies. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. Dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts. The use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Fund's foreign currency denominated portfolio securities and the use of such techniques will subject the Fund to certain risks.

     The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into foreign currency forward contracts at attractive prices, and this will limit a Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

     A Fund may enter into interest rate and currency swaps to the maximum allowed limits under applicable law. A Fund will typically use interest rate swaps to shorten the effective duration of its portfolio. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

     Mortgage-Related Securities. A Fund may purchase mortgage-backed securities--i.e., securities representing an ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Mortgage loans included in the pool--but not the security itself--may be insured by the Government National Mortgage Association or the Federal Housing Administration or guaranteed by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Veterans Administration. Mortgage-backed securities provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Although providing the potential for enhanced returns, mortgage-backed securities can also be volatile and result in unanticipated losses.

     The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of the principal invested far in advance of the maturity of the mortgages in the pool. The actual rate of return of a mortgage-backed security may be adversely affected by the prepayment of mortgages included in the mortgage pool underlying the security.

     A Fund may also invest in securities representing interests in collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs") and in pools of certain other asset-backed bonds and mortgage pass-through securities. Like a bond, interest and prepaid principal are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. Government, or U.S. Government-related entities, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, are allocated to different classes in accordance with the terms of the instruments, and changes in prepayment rates or assumptions may significantly affect the expected average life and value of a particular class.

     REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. REMICs issued by private entities are not U.S. Government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer.

     The advisers expect that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. A Fund may also invest in debentures and other securities of real estate investment trusts. As new types of mortgage-related securities are developed and offered to investors, the Funds may consider making investments in such new types of mortgage-related securities.

     Dollar Rolls. Under a mortgage "dollar roll," a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A Fund may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position which matures on or before the forward settlement date of the dollar roll transaction. At the time a Fund enters into a mortgage "dollar roll," it will establish a segregated account with its custodian bank in which it will maintain cash or liquid securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered senior securities. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

     Asset-Backed Securities. A Fund may invest in asset-backed securities, including conditional sales contracts, equipment lease certificates and equipment trust certificates. The advisers expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities already exist, including, for example, "Certificates for Automobile ReceivablesSM" or "CARSSM" ("CARS"). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS are passed-through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the CARS trust. An investor's return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the CARS trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, the failure of servicers to take appropriate steps to perfect the CARS trust's rights in the underlying loans and the servicer's sale of such loans to bona fide purchasers, giving rise to interests in such loans superior to those of the CARS trust, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted. A Fund also may invest in other types of asset-backed securities. In the selection of other asset-backed securities, the advisers will attempt to assess the liquidity of the security giving consideration to the nature of the security, the frequency of trading in the security, the number of dealers making a market in the security and the overall nature of the marketplace for the security.

     Structured Products. A Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of certain other investments. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured products") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. A Fund may invest in structured products which represent derived investment positions based on relationships among different markets or asset classes.

     A Fund may also invest in other types of structured products, including, among others, inverse floaters, spread trades and notes linked by a formula to the price of an underlying instrument. Inverse floaters have coupon rates that vary inversely at a multiple of a designated floating rate (which typically is determined by reference to an index rate, but may also be determined through a dutch auction or a remarketing agent or by reference to another security) (the "reference rate"). As an example, inverse floaters may constitute a class of CMOs with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or the Cost of Funds Index. Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. A spread trade is an investment position relating to a difference in the prices or interest rates of two securities where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities. When a Fund invests in notes linked to the price of an underlying instrument, the price of the underlying security is determined by a multiple (based on a formula) of the price of such underlying security. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which a Fund may invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments. A Fund may invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although a Fund's purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of a Fund's fundamental investment limitation related to borrowing and leverage.

     Certain issuers of structured products may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Fund's investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there currently is no active trading market for structured products. As a result, certain structured products in which an Income Fund invests may be deemed illiquid and subject to its limitation on illiquid investments.

     Investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. In addition, because structured products are typically sold in private placement transactions, there currently is no active trading market for structured products.

     Additional Restrictions on the Use of Futures and Option Contracts. None of the Funds is a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC and futures contracts and futures options will be purchased, sold or entered into only for bona fide hedging purposes, provided that a Fund may enter into such transactions for purposes other than bona fide hedging if, immediately thereafter, the sum of the amount of its initial margin and premiums on open contracts and options would not exceed 5% of the liquidation value of the Fund's portfolio, provided, further, that, in the case of an option that is in-the-money, the in-the-money amount may be excluded in calculating the 5% limitation.

     When a Fund purchases a futures contract, an amount of cash or cash equivalents or high quality debt securities will be deposited in a segregated account with such Fund's custodian or sub-custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

     In addition to the foregoing requirements, the Board of Trustees has adopted an additional restriction on the use of futures contracts and options thereon, requiring that the aggregate market value of the futures contracts held by a Fund not exceed 50% of the market value of its total assets. Neither this restriction nor any policy with respect to the above-referenced restrictions, would be changed by the Board of Trustees without considering the policies and concerns of the various federal and state regulatory agencies.

                            Master-Feeder Structure


     Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Fund is permitted to invest all of its investable assets in a separate registered investment company (a "Master Portfolio"). The Core Equity Fund and Equity Growth Fund utilize this structure. In that event, a shareholder's interest in a Fund's underlying investment securities would be indirect. In addition to selling a beneficial interest to a Fund, a Master Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Master Portfolio on the same terms and conditions and would pay a proportionate share of such Master Portfolio's expenses. However, other investors in a Master Portfolio would not be required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than a Fund. Shareholders of the Funds should be aware that these differences may result in differences in returns experienced in the different funds that invest in a Master Portfolio. Such differences in return are also present in other mutual fund structures.

     Smaller funds investing in a Master Portfolio could be materially affected by the actions of larger funds investing in the Master Portfolio. For example, if a large fund were to withdraw from a Master Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Master Portfolio could become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds which have large or institutional investors. Funds with a greater pro rata ownership in a Master Portfolio could have effective voting control of such Master Portfolio. Under this master/feeder investment approach, whenever the Trust was requested to vote on matters pertaining to a Master Portfolio, the Trust would hold a meeting of shareholders of the relevant Fund and would cast all of its votes in the same proportion as did such Fund's shareholders. Shares of a Fund for which no voting instructions had been received would be voted in the same proportion as those shares for which voting instructions had been received. Certain changes in a Master Portfolio's objective, policies or restrictions might require the Trust to withdraw the relevant Fund's interest in such Master Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Master Portfolio). A Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the relevant Fund.

     A Fund will not adopt a master/feeder structure under which the disinterested Trustees of the Trust are Trustees of the Master Portfolio unless the Trustees of the Trust, including a majority of the disinterested Trustees, adopt procedures they believe to be reasonably appropriate to deal with any conflict of interest up to and including creating a separate Board of Trustees.

     If a Fund invests all of its investable assets in a Master Portfolio, investors in the Fund will be able to obtain information about whether investment in the Master Portfolio might be available through other funds by contacting the Chase Funds Service Center. In the event a Fund adopts a master/feeder structure and invests all of its investable assets in a Master Portfolio, shareholders of the Fund will be given at least 30 days' prior written notice.


                            Investment Restrictions


     The Funds have adopted the following investment restrictions which may not be changed without approval by a "majority of the outstanding shares" of a Fund or Portfolio which, as used in this Statement of Additional Information, means the vote of the lesser of (i) 67% or more of the shares of a Fund or total beneficial interests of a Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund or total beneficial interests of a Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of a Fund or total beneficial interests of a Portfolio.

     Whenever the Trust is requested to vote on a fundamental policy of a Portfolio, the Trust will hold a meeting of shareholders of the Fund that invests in such Portfolio and will cast its votes as instructed by the shareholders of such Fund.

     With respect to the Core Equity Fund and the Equity Growth Fund, it is a fundamental policy of each Fund that when the Fund holds no portfolio securities except interests in the Portfolio in which it invests, the

Fund's investment objective and policies shall be identical to the Portfolio's investment objective and policies, except for the following: a Fund (1) may invest more than 10% of its net assets in the securities of a registered investment company, (2) may hold more than 10% of the voting securities of a registered investment company, and (3) will concentrate its investments in the investment company. It is a fundamental investment policy of each such Fund that when the Fund holds only portfolio securities other than interests in the Portfolio, the Fund's investment objective and policies shall be identical to the investment objective and policies of the Portfolio at the time the assets of the Fund were withdrawn from the Portfolio.


     Each Fund may not:


          (1) borrow money, except that each Fund may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 33 1/3% of the value of its total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than 1/3 of its net assets to secure such borrowings. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments;

          (2) make loans, except that each Fund may: (i) purchase and hold debt instruments (including without limitation, bonds, notes, debentures or other obligations and certificates of deposit, bankers' acceptances and fixed time deposits) in accordance with its investment objectives and policies; (ii) enter into repurchase agreements with respect to portfolio securities; and (iii) lend portfolio securities with a value not in excess of one-third of the value of its total assets;

          (3) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, (i) with respect to a Fund's permissible futures and options transactions in U.S. Government securities, positions in such options and futures shall not be subject to this restriction; (ii) the Money Market Funds may invest more than 25% of their total assets in obligations issued by banks, including U.S. banks; and
     (iii) the Tax Free Money Market Fund may invest more than 25% of its assets in municipal obligations secured by bank letters of credit or guarantees, including participation certificates.

          (4) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent a Fund from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities;

          (5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded;

          (6) issue any senior security (as defined in the 1940 Act), except that (a) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth above, a Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security; or

          (7) underwrite securities issued by other persons except insofar as a Fund may technically be deemed to be an underwriter under the Securities Act of 1933 in selling a portfolio security.

          In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, each Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund. For purposes of investment restriction (2) above, loan participations are considered to be debt instruments. For purposes of investment restriction (5) above, real estate includes Real Estate Limited Partnerships. For purposes of investment restriction (3) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry." Investment restriction (3) above, however, is not applicable to investments by a Fund in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of an "industry." Supranational organizations are collectively considered to be members of a single "industry" for purposes of restriction (3) above. For purposes of investment restriction (3) above, the Money Market Funds may invest more than 25% of their respective total assets in obligations issued by banks, including foreign branches of U.S. banks where the investment risk of investing in the foreign branch is the same as that of investing in the U.S. parent, in that the U.S. parent would be unconditionally liable in the event the foreign branch failed to pay on its instruments for any reason.


     In addition, each Fund is subject to the following nonfundamental restrictions which may be changed without shareholder approval:

          (1) Each Fund other than the Tax Free Income Fund and New York Tax Free Income Fund may not, with respect to 75% of its assets, hold more than 10% of the outstanding voting securities of any issuer or invest more than 5% of its assets in the securities of any one issuer (other than obligations of the U.S. Government, its agencies and instrumentalities); each of the Tax Free Income Fund and New York Tax Free Income Fund may not, with respect to 50% of its assets, hold more than 10% of the outstanding voting securities of any issuer.

          (2) Each Fund may not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Fund.

          (3) Each Fund may not purchase or sell interests in oil, gas or mineral leases.

          (4) Each Fund other than the Money Market Funds may not invest more than 15% of its net assets in illiquid securities; each Money Market Fund may not invest more than 10% of its net assets in illiquid securities.

          (5) Each Fund may not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to a Fund's permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

          (6) Except as specified above, each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

     For purposes of the Funds' investment restrictions, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

     If a percentage or rating restriction on investment or use of assets set forth herein or in a Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

                Portfolio Transactions and Brokerage Allocation


     Specific decisions to purchase or sell securities for a Fund are made by a portfolio manager who is an employee of the adviser or sub-adviser to such Fund and who is appointed and supervised by senior officers of such adviser or sub-adviser. Changes in a Fund's investments are reviewed by the Board of Trustees of the Trust or Master Trust, as the case may be. The portfolio managers may serve other clients of the advisers in a similar capacity.



     The frequency of a Fund's portfolio transactions--the portfolio turnover rate--will vary from year to year depending upon market conditions. Because a high turnover rate may increase transaction costs and the possibility of taxable short-term gains, the advisers will weigh the added costs of short-term investment against anticipated gains. Each Fund will engage in portfolio trading if its advisers believe a transaction, net of costs (including custodian charges), will help it achieve its investment objective. Funds investing in both equity and debt securities apply this policy with respect to both the equity and debt portions of their portfolios.



     For the fiscal years ended December 31, 1997, 1998 and 1999, the annual rates of portfolio turnover for the following Funds (or their predecessors) were as follows:





Funds                                       1997*           1998           1999
-----                                       -----           ----           ----
Balanced Fund                               64%              58%             45%
Core Equity Fund **                         24%              32%             11%
Equity Growth Fund **                       35%              35%             15%
Equity Income Fund                          14%               3%             16%
Income Fund                                 97%              54%            120%
Intermediate Term Bond Fund                 14%             135%             85%
Short-Intermediate Term U.S. Government
 Securities Fund                            63%              87%             91%
Small Capitalization Fund                   43%              45%             60%
U.S. Government Securities Fund             87%             110%             19%
Equity Growth II Fund ***                   N/A              N/A              5%



----------
* The portfolio turnover rates for fiscal year 1997 relate to predecessors Funds of the AVESTA Trust.
** The portfolio turnover for fiscal year 1999 was calculated from January 1, 1999 to August 11, 1999. After August 11, 1999, Core Equity Fund and Equity Growth Fund invest all of their investable assets in Core Equity Portfolio and Equity Growth Portfolio, respectively.
*** The portfolio turnover for fiscal year 1999 was calculated from July 1, 1999 (commencement of opera-tions) to December 31, 1999.

     As of August 12, 1999, Core Equity Fund and Equity Growth Fund invest all of their investable assets in Core Equity Portfolio and Equity Growth Portfolio, respectively. Core Equity Portfolio and Equity Growth

Portfolio are series of Mutual Fund Master Investment Trust. The portfolio turnover rates of Core Equity Portfolio and Equity Growth Portfolio for the period from August 12, 1999 (commencement of operations) to December 31, 1999 were 6% and 1%, respectively.

     For the fiscal year ended December 31, 2000, the annual rates of portfolio turnover for the International Equity Fund, Mid Cap Growth Fund, New York Tax Free Income Fund and Tax Free Income Fund are each expected not to exceed 200%.


     Under the advisory agreement and the sub-advisory agreements, the adviser and sub-advisers shall use their best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to the Funds. In assessing the best overall terms available for any transaction, the adviser and sub-advisers consider all factors they deem relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to the adviser and sub-advisers, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. The adviser and sub-advisers are not required to obtain the lowest commission or the best net price for any Fund on any particular transaction, and are not required to execute any order in a fashion either preferential to any Fund relative to other accounts they manage or otherwise materially adverse to such other accounts.

     Debt securities are traded principally in the over-the-counter market through dealers acting on their own account and not as brokers. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the adviser or sub-adviser to a Fund normally seeks to deal directly with the primary market makers unless, in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the adviser or sub-adviser on the tender of a Fund's portfolio securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for a Fund by the adviser and sub-adviser. At present, no other recapture arrangements are in effect.

     Under the advisory and sub-advisory agreements and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the adviser or sub-advisers may cause the Funds to pay a broker-dealer which provides brokerage and research services to the adviser or sub-advisers, the Funds and/or other accounts for which they exercise investment discretion an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if they determine in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or their overall responsibilities to accounts over which they exercise investment discretion. Not all of such services are useful or of value in advising the Funds. The adviser and sub-advisers report to the Board of Trustees regarding overall commissions paid by the Funds and their reasonableness in relation to the benefits to the Funds. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

     The management fees that the Funds pay to the adviser will not be reduced as a consequence of the adviser's or sub-advisers' receipt of brokerage and research services. To the extent the Funds' portfolio transactions are used to obtain such services, the brokerage commissions paid by the Funds will exceed those that might otherwise be paid by an amount which cannot be presently determined. Such services generally would be useful and of value to the adviser or sub-advisers in serving one or more of their other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the adviser or sub-advisers in carrying out their obligations to the Funds. While such ser-vices are not expected to reduce the expenses of the adviser or sub-advisers, the advisers would, through use of the services, avoid the additional expenses which would be incurred if they should attempt to develop comparable information through their own staffs.


     In certain instances, there may be securities that are suitable for one or more of the Funds as well as one or more of the adviser's or sub-advisers' other clients. Investment decisions for the Funds and for other clients are made with a view to achieving their respective investment objectives. It may develop that the same investment decision is made for more than one client or that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more Funds or other clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, it is believed that the ability of the Funds to participate in volume transactions will generally produce better executions for the Funds.

     For the fiscal years ended December 31, 1997, 1998 and 1999, the Funds and Portfolios paid brokerage commissions as detailed below:





                                    1997*                1998             1999
                                   -------             --------       -------
Balanced Fund                      $15,780             $ 28,076       $32,417
Core Equity Fund                    35,767               73,487        81,691**
Equity Growth Fund                  55,780              155,024        83,170**
Equity Income Fund                  27,089               34,168        75,480
Small Capitalization Fund           48,136               97,991       165,867
Equity Growth II Fund***             N/A                  N/A          25,477



----------
* For the fiscal year 1997, represents brokerage commissions paid by predecessor Funds from the AVESTA Trust.
** Represents brokerage commissions paid for the period January 1, 1999 through August 11, 1999. After August 11, 1999, Core Equity Fund and Equity Growth Fund invest all of their investable assets in Core Equity Portfolio and Equity Growth Portfolio, respectively.
*** Represents brokerage commissions paid for the period July 1, 1999 (commencement of operations) through December 31, 1999.

     For the period from August 12, 1999 (commencement of operations) through December 31, 1999, Core Equity Portfolio and Equity Growth Portfolio paid aggregate broker commissions of $47,626 and $2,409, respectively.



     No portfolio transactions are executed with the advisers or with any affiliate of the advisers, acting either as principal or as broker.


                            PERFORMANCE INFORMATION


     The discussion in this "Performance Information" section shall not apply to the Portfolios. From time to time, a Fund may use hypothetical investment examples and performance information in advertisements, shareholder reports or other communications to shareholders. Because such performance information is based on past investment results, it should not be considered as an indication or representation of the performance of any classes of a Fund in the future. From time to time, the performance and yield of classes of a Fund may be quoted and compared to those of other mutual funds with similar investment objectives, unmanaged investment accounts, including savings accounts, or other similar products and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund or its classes may be compared to data prepared by Lipper Analytical Services, Inc. or Morningstar Mutual Funds on Disc, widely recognized independent services which monitor the performance of mutual funds. Performance and yield data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications, may also be used in comparing the performance and yield of a Fund or its classes. A Fund's performance may be compared with indices such as the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Government Bond Index, the Lehman Government Bond 1-3 Year Index and the Lehman Aggregate Bond Index; the S&P 500 Index, the S&P 400 Mid Cap Index, the S&P 600 Small Cap Index, the Dow Jones Industrial Average or any other commonly quoted index of common stock prices; and the Russell 2000 Index and the NASDAQ Composite Index. Additionally, a Fund may, with proper authorization, reprint articles written about such Fund and provide them to prospective shareholders.

     A Fund may provide period and average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment in a Fund over a period (which period shall be stated in any advertisement or communication with a shareholder) based on any change in net asset value per share including the value of any shares purchased through the reinvestment of any dividends or capital gains distributions declared during such period. One-, five-, and ten-year periods will be shown, unless the class has been in existence for a shorter period.

     Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yields and the net asset values (in the case of the non-Money Market Funds) of the classes of shares of a Fund will vary based on market conditions, the current market value of the securities held by the Fund and changes in the Fund's expenses. The advisers, the Administrator, the Distributor and other service providers may voluntarily waive a portion of their fees on a month-to-month basis. In addition, the Distributor may assume a portion of a Fund's operating expenses on a month-to-month basis. These actions would have the effect of increasing the net income (and therefore the yield and total rate of return) of the classes of shares of the Fund during the period such waivers are in effect. These factors and possible differences in the methods used to calculate the yields and total rates of return should be considered when comparing the yields or total rates of return of the classes of shares of a Fund to yields and total rates of return published for other investment companies and other investment vehicles (including different classes of shares).

     Each Fund presents performance information for each class thereof since the commencement of operations of that Fund (or the related predecessor fund, as described below), rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of the related Fund (or predecessor fund) is therefore based on the performance history of a predecessor class. Historical expenses reflected in performance information are based upon the distribution and other expenses actually incurred during the periods presented and have not been restated, for periods during which the performance information for a particular class is based upon the performance history of a predecessor class, to reflect the ongoing expenses currently borne by the particular class.

     In connection with the Avesta Conversion, each of the Balanced, Core Equity, Equity Growth, Equity Income, Income, Intermediate Term Bond, Money Market, Short-Intermediate Term U.S. Government Securities, Small Capitalization and U.S. Government Securities Funds of the Trust was established to receive the assets of the corresponding investment portfolio of the AVESTA Trust, a collective investment trust organized under Texas law. Performance results presented for each class of the Chase Funds include the performance of the corresponding investment portfolio of the AVESTA Trust for periods prior to the consummation of the Avesta Conversion. Accordingly, for periods prior to January 1, 1998, the performance results for each class of a Fund will be identical.

     Advertising or communications to shareholders may contain the views of the advisers as to current market, economic, trade and interest rate trends, as well as legislative, regulatory and monetary developments, and may include investment strategies and related matters believed to be of relevance to a Fund.

     Advertisements for the Chase Funds may include references to the asset size of other financial products made available by Chase or its affiliates, such as the offshore assets of other funds.

                             Total Rate of Return

     A Fund's or class's total rate of return for any period will be calculated by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by
(ii) the public offering price per share on the first day of such period, and
(b) subtracting 1 from the result. The average annual rate of return quotation will be calculated by (x) adding 1 to the period total rate of return quotation as calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

                        Average Annual Total Returns(1)


     The average annual total rate of return figures for the following Funds, reflecting the initial investment and assuming the reinvestment of all distributions for the one, five and ten year periods ended December 31, 1999 and for the period from commencement of business operations of each such Fund to December 31, 1999 were as follows:




                                                                                               Date of        Date of
                                         One           Five          Ten          Since          Fund          Class
                                         Year         Years         Years       Inception     Inception     Introduction
                                     -----------   -----------   -----------   -----------   -----------   -------------
Balanced Fund                                                                                  3/29/88
 Premier Shares                         14.23%         19.51%        12.84%                                    3/29/88
 Investor Shares (2)                    13.94%         19.42%        12.80%                                   10/16/98
Core Equity Fund                                                                                4/1/93
 Premier Shares                         23.89%         27.18%        N/A           20.11%                       4/1/93
 Investor Shares (2)                    23.59%         27.09%        N/A           20.05%                      9/10/98
Equity Growth Fund                                                                             3/29/88
 Premier Shares                         31.85%         31.14%        18.45%                                    3/29/88
 Investor Shares (2)                    31.54%         31.04%        18.41%                                    8/13/98
Equity Income Fund                                                                             3/29/88
 Premier Shares                         13.06%         24.13%        14.70%                                    3/29/88
 Investor Shares (2)                    12.70%         24.03%        14.66%                                    8/24/98
Income Fund                                                                                    3/29/88
 Premier Shares                         (2.78%)         6.89%         6.47%                                    3/29/88
 Investor Shares (2)                    (2.92%)         6.84%         6.45%                                   11/10/98
Intermediate Term Bond Fund                                                                    10/3/94
 Premier Shares                         (1.11%)         6.32%        N/A            6.00%                      10/3/94
 Investor Shares (2)                    (1.36%)         6.26%        N/A            5.94%                     11/10/98
Short-Intermediate Term
 U.S. Government Securities Fund                                                                4/1/93
 Premier Shares                          0.72%          5.75%        N/A            4.43%                       4/1/93
 Investor Shares (2)                     0.48%          5.67%        N/A            4.37%                     11/10/98
Small Capitalization Fund                                                                       4/1/93
 Premier Shares                         13.23%         18.80%        N/A           13.99%                       4/1/93
 Investor Shares (2)                    12.89%         18.71%        N/A           13.92%                      8/12/98
U.S. Government Securities Fund                                                                 4/1/93
 Premier Shares                         (2.55%)         8.28%        N/A            6.07%                       4/1/93
 Investor Shares (2)                    (2.79%)         8.22%        N/A            6.03%                     11/10/98
Equity Growth II Fund                     N/A            N/A         N/A           14.76%       7/1/99          7/1/99


----------
(1) The ongoing fees and expenses borne by Investor Shares are greater than those borne by Premier Shares. As indicated above, the performance information for each class introduced after the commencement of operations of the related Fund (or predecessor fund) is based on the performance history of a predecessor class and historical expenses have not been restated, for periods during which the performance information for a particular class is based upon the performance history of a predecessor class, to reflect the ongoing expenses currently borne by the particular class. Accordingly, the performance information presented in the table above and in each table that follows may be used in assessing each Fund's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of those classes, which would require an adjustment to the ongoing expenses.

     The performance quoted reflects fee waivers that subsidize and reduce the total operating expenses of certain Funds (or classes thereof). Returns on these Funds (or classes) would have been lower if there were not such waivers. With respect to certain Funds, Chase and/or other service providers are obligated to waive certain fees and/or reimburse certain expenses for a stated period of time. In other instances, there is no obligation to waive fees or to reimburse expenses.

     The Prospectuses disclose the extent of any agreements to waive fees and/or reimburse expenses. Performance presented in the table above and in each table that follows for each class of these Funds includes the performance of their respective predecessor funds for periods prior to the consummation of the Avesta Conversion. Performance presented for each class of each of these Funds is based on the historical expenses and performance of a single class of shares of its predecessor fund and does not reflect the current distribution, service and/or other expenses that an investor would incur as a holder of such class of such Fund. Date of Fund inception shown for these Funds is the date of inception of their respective predecessor funds. These Funds commenced operations as part of the Trust on January 1, 1998. The predecessor funds (unlike the Chase Funds and other investment companies) were not required to comply with the diversification, distribution and other requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Had the predecessor funds been subject to such requirements, their investment performance might have been adversely affected.

(2) Performance information presented in the table above and in each table that follows for this class of this Fund prior to the date the class was introduced does not reflect distribution fees and certain other expenses borne by this class which, if reflected, would reduce the performance quoted.


                               Yield Quotations

     Any current "yield" quotation for a class of shares shall consist of an annualized hypothetical yield, carried at least to the nearest hundredth of one percent, based on a thirty calendar day period and shall be calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

     Any current "yield" for a class of shares of a Money Market Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and shall be calculated by dividing the net change in the value of an account having a balance of one Share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7. For this purpose, the net change in account value would reflect the value of additional Shares purchased with dividends declared on the original Share and dividends declared on both the original Share and any such additional Shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective yield quotation for a class of shares of a Money Market Fund so used shall be calculated by compounding the current yield quotation for such period by multiplying such quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result. A portion of the Tax Free Money Market Fund's income used in calculating such yields may be taxable.

     Any taxable equivalent yield quotation of a class of shares of a Tax Free Fund, whether or not it is a Money Market Fund, shall be calculated as follows. If the entire current yield quotation for such period is tax-exempt, the tax equivalent yield will be the current yield quotation (as determined in accordance with the appropriate calculation described above) divided by 1 minus a stated income tax rate or rates. If a portion of the current yield quotation is not tax-exempt, the tax equivalent yield will be the sum of (a) that portion of the yield which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the yield which is not tax-exempt.

     The SEC yields of the shares of the non-Money Market Funds for the thirty day period ended December 31, 1999 were as follows:




                                                             Premier     Investor
                                                            ---------   ---------
Balanced Fund                                                  2.44%       2.20%
Core Equity Fund                                                 --          --
Equity Growth Fund                                               --          --
Equity Income Fund                                             0.71%       0.47%
Income Fund                                                    6.00%       5.63%
Intermediate Term Bond Fund                                    6.07%       5.82%
Short-Intermediate Term U.S. Government Securities Fund        5.68%       5.44%
Small Capitalization Fund                                        --          --
U.S. Government Securities Fund                                5.56%       5.37%



     The 30-day SEC yield for Equity Growth II Fund as of December 31, 1999 was 0.28%.


     The yields and effective yields of the shares of the Money Market Fund for the seven day period ended December 31, 1999 were as follows:



                                              Effective
                           Current             Compound
                      Annualized Yield     Annualized Yield
                     ------------------   -----------------
Money Market Fund
 Premier Shares            5.41%                5.55%
 Investor Shares           5.31%                5.45%



                    Non-Standardized Performance Results(1)

     The table below reflects the net change in value of an assumed initial investment of $10,000 in each class of Fund shares in the following Funds for the period from the commencement date of business for each such Fund through December 31, 1999, or in the case of the Balanced Fund, Equity Growth Fund, Equity Income Fund and the Income Fund for the ten-year period ending December 31, 1999. The values reflect an assumption that capital gain distributions and income dividends, if any, have been invested in additional shares of the same class. From time to time, the Funds may provide these performance results in addition to the total rate of return quotations required by the Securities and Exchange Commission. As discussed more fully in the Prospectus, neither these performance results, nor total rate of return quotations, should be considered as representative of the performance of the Funds in the future. These factors and the possible differences in the methods used to calculate performance results and total rates of return should be considered when comparing such performance results and total rate of return quotations of the Funds with those published for other investment companies and other investment vehicles.

                                                                 Fund
                                                               Inception
                                      Total Value                Date
                                     -------------            ----------
Balanced Fund                                                  3/29/88
 Premier Shares                         $33,464
 Investor Shares                         33,348
Core Equity Fund                                                4/1/93
 Premier Shares                          34,476
 Investor Shares                         34,354
Equity Growth Fund                                             3/29/88
 Premier Shares                          54,379
 Investor Shares                         54,178
Equity Income Fund                                             3/29/88
 Premier Shares                          39,422
 Investor Shares                         39,274
Income Fund                                                    3/29/88
 Premier Shares                          18,742
 Investor Shares                         18,682
Intermediate Term Bond Fund                                    10/3/94
 Premier Shares                          13,584
 Investor Shares                         13,532
Short-Intermediate Term
 U.S. Government Securities Fund                                4/1/93
 Premier Shares                          13,408
 Investor Shares                         13,349
Small Capitalization Fund                                       4/1/93
 Premier Shares                          24,208
 Investor Shares                         24,114
U.S. Government Securities Fund                                 4/1/93
 Premier Shares                          14,900
 Investor Shares                         14,846
Equity Growth II Fund                    11,476                 7/1/99



----------
(1) See notes to the table captioned "Average Annual Total Return" above. The table above assumes an initial investment of $10,000 in a particular class of a Fund for the period from the Fund's commencement of operations or, in the case of the Balanced Fund, Equity Growth Fund, Equity Income Fund and the Income Fund, from December 31, 1989, although the particular class may have been introduced at a subsequent date. As indicated above, performance information for each class introduced after the commencement of operations of the related Fund (or predecessor fund) is based on the performance history of a predecessor class and historical expenses have not been restated, for periods during which the performance information for a particular class is based upon the performance history of a predecessor class, to reflect the ongoing expenses currently borne by the particular class.



                       DETERMINATION OF NET ASSET VALUE

     As of the date of this Statement of Additional Information, the New York Stock Exchange is open for trading every weekday except for the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the International Equity Fund invests in securities primarily listed on foreign exchanges which may trade on Saturdays or other customary United States national business holidays on which the Fund does not price, the Fund's portfolio will trade and the net asset value of the Fund's shares may be significantly affected on days on which the investor has no access to the Fund.

     Each Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange. Equity securities in a Fund's portfolio are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ National Market System, or at the last quoted bid price for securities in which there were no sales during the day or for other unlisted (over-the-counter) securities not reported on the NASDAQ National Market System. Bonds and other fixed income securities (other than short-term obligations, but including listed issues) in a Fund's portfolio are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations which mature in 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees.


     Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Portfolio securities (other than short-term obligations) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

     The Money Market Funds' portfolio securities are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter accrediting discounts and amortizing premiums at a constant rate to maturity. Pursuant to the rules of the Securities and Exchange Commission, the Board of Trustees has established procedures to stabilize the net asset value of each Money Market Fund at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share, based on available market rates, from the $1.00 amortized cost price per share. If fluctuating interest rates cause the market value of a Money Market Fund's portfolio to approach a deviation of more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Trustees will considered what action, if any, should be initiated. Such action may include redemption of shares in kind (as described in greater detail below), selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations.

     The Money Market Funds have established procedures designed to ensure that their portfolio securities meet their high quality criteria.


     Bonds and other fixed income securities, (other than short-term obligations) in a Fund's portfolio are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, compound rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations which mature in 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Portfolio securities (other than short-term obligations) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.


     Interest income on long-term obligations in a Fund's portfolio is determined on the basis of coupon interest accrued plus amortization of discount (the difference between acquisition price and stated redemption price at maturity) and premiums (the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest and discount accrued less amortization of premium.

                     PURCHASES, REDEMPTIONS AND EXCHANGES


     The discussion in this "Purchases, Redemptions and Exchanges" section shall not apply to the Portfolios.


     The Fund has established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The Funds' Transfer Agent may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in the Prospectuses are not available until a completed and signed account application has been received by the Transfer Agent. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in Section 6 of the Account Application.

     Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of such Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to such Fund in writing.

     Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its Shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).


     Under the Exchange Privilege, shares may be exchanged for shares of another fund only if shares of the fund exchanged into are registered in the state where the exchange is to be made. Shares of a Fund may only be exchanged into another fund if the account registrations are identical. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption rate, but such purchase may be delayed by either fund for up to five business days if a fund determines that it would be disadvantaged by an immediate transfer of the proceeds.


     A Fund may require signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to the Fund, and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A signature guarantee may be obtained from a bank, trust company, broker-dealer or other member of a national securities exchange. Please note that a notary public cannot provide a signature guarantee.

                                  TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectuses are not intended as substitutes for careful tax planning.

                Qualification as a Regulated Investment Company


     Each Fund intends to qualify and elect to be taxed as a regulated investment company (a "RIC") under Subchapter M of the Code. If a Fund qualifies as a RIC, such Fund will not be subject to federal income tax on the portion of its net investment income (i.e., its investment company taxable income, as that term is defined in the

Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes (i) at least 90% of its net investment income for the taxable year, and (ii) in the case of each Tax Free Fund, at least 90% of its net tax-exempt interest income for the taxable year (the "Distribution Requirement").


     In addition to satisfying the Distribution Requirement for each taxable year, a RIC must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the RIC's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

     In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a RIC. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other RICs, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other RICs), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

     Each non-Money Market Fund may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales. See "Additional Policies Regarding Derivative and Related Transactions." Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the Fund and defer recognition of certain of the Fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a Fund to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and
(2) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement and avoid the 4% excise tax (described below). Each Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

     If a Fund purchases shares in a "passive foreign investment company" (a "PFIC"), the Fund may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If a Fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code (a "QEF"), in lieu of the foregoing requirements, the Fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the Fund. Alternatively, under recently enacted legislation, a Fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the Distribution Requirement and would be taken into account for purposes of the 4% excise tax.

     If for any taxable year a Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

                 Excise Tax on Regulated Investment Companies

     A 4% non-deductible excise tax is imposed on a RIC that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a RIC having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a RIC is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                              Fund Distributions


     Each Fund anticipates distributing substantially all of its net investment income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends-received deduction for corporations only to the extent discussed below. Dividends paid on Premier and Investor shares are calculated at the same time. In general, dividends on Investor shares are expected to be lower than those on Premier shares due to the higher distribution expenses borne by the Investor shares. Dividends may also differ between classes as a result of differences in other class specific expenses.


     A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a "capital gain dividend," it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.


     Under current legislation, the maximum rate of tax on long-term capital gains of individuals is 20% (10% for gains otherwise taxed at 15%) for long-term capital gains with respect to capital assets held for more than 12 months. Additionally, beginning after December 31, 2000, the maximum tax rate for capital assets with a holding period beginning after that date and held for more than five years will be 18%.


     Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

     Each Tax Free Fund intends to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Tax Free Fund's taxable year at least 50% of the its total assets con-sist of tax-exempt municipal obligations. Distributions from a Tax Free Fund will constitute exempt-interest dividends to the extent of its tax-exempt interest income (net of expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of a Tax Free Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Investors should be aware that gain from the sale or redemption of shares of a Tax Free Fund will be taxable to the shareholders as capital gain even though the increase in value of such shares is attributable to tax-exempt interest income. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax ("AMT") in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by a Tax Free Fund of any net investment income or of any net capital gain will be taxable to shareholders as discussed above.

     AMT is imposed in addition to, but only to the extent it exceeds, the regular income tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. Exempt-interest dividends derived from certain "private activity" municipal obligations issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and noncorporate taxpayers. In addition, exempt-interest dividends derived from all municipal obligations, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.

     Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income and subject to federal income tax. Further, a shareholder of a Tax Free Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Tax Free Fund. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by a Tax Free Fund will likely be subject to tax on dividends paid by the Tax Free Fund which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

     Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by a Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90 day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180 day period beginning 90 days before such date in the case of certain preferred stock) under the Rules of Code Section 246(c)(3) and (4); (2) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund.

     For purposes of the Corporate AMT, the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMT. However, corporate shareholders will generally be required to take the full amount of any dividend received from a Fund into account (without a dividends-received deduction) in determining its adjusted current earnings.

     Investment income that may be received by certain of the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of any such Fund's assets to be invested in various countries is not known. If more than 50% of the value of the International Equity Fund's total assets at the close of its taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by such Fund. If the International Equity Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from the International Equity Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. In certain circumstances, a shareholder that (i) has held shares of the International Equity Fund for less than a specified minimum period during which it is not protected from risk of loss or (ii) is obligated to make payments related to the dividends, will not be allowed a foreign tax credit for foreign taxes deemed imposed on dividends paid on such shares. Additionally, the International Equity Fund must also meet this holding period requirement with respect to its foreign stocks and securities in order for "creditable" taxes to flow-through. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credits.

     Distributions by a Fund that do not constitute ordinary income dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

     Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

     Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

     A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

                         Sale or Redemption of Shares

     Each Money Market Fund seeks to maintain a net asset value of $1.00 per share; however, there can be no assurance that a Money Market Fund will be able to do this. In such a case and in any case involving the non-Money Market Funds, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares.

                             Foreign Shareholders

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

     If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Furthermore, such a foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) on the gross income resulting from the International Equity Fund's election to treat any foreign taxes paid by it as paid by the shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder's pro rata share of such foreign taxes which it is treated as having paid. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund and capital gain dividends and exempt-interest dividends and amounts retained by the Fund that are designated as undistributed capital gains.

     If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax on a net basis at the rates applicable to U.S. citizens or domestic corporations.

     In the case of foreign noncorporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of its foreign status.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

                          State and Local Tax Matters

     Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes or withholding taxes. Most states provide that a RIC may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S. government securities (such as U.S. Treasury obligations). Thus, for residents of these states, distributions derived from a Fund's investment in certain types of U.S. government securities should be free from state and local income taxes to the extent that the interest income from such investments would have been exempt from state and local income taxes if such securities had been held directly by the respective shareholders themselves. Certain states, however, do not allow a RIC to pass through to its shareholders the state and local income tax exemptions available to direct owners of certain types of U.S. government securities unless the RIC holds at least a required amount of U.S. government securities. Accordingly, for residents of these states, distributions derived from a Fund's investment in certain types of U.S. government securities may not be entitled to the exemptions from state and local income taxes that would be available if the shareholders had purchased U.S. government securities directly. Shareholders' dividends attributable to a Fund's income from repurchase agreements generally are subject to state and local income taxes, although states and regulations vary in their treatment of such income. The exemption from state and local income taxes does not preclude states from asserting other taxes on the ownership of U.S. government securities. To the extent that a Fund invests to a substantial degree in U.S. government securities which are subject to favorable state and local tax treatment, shareholders of such Fund will be notified as to the extent to which distributions from the Fund are attributable to interest on such securities. Rules of state and local taxation of ordinary income dividends and capital gain dividends from RICs may differ from the rules for U.S. federal income taxation in other respects. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

                         Effect of Future Legislation

     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


             MANAGEMENT OF THE TRUSTS AND THE FUNDS AND PORTFOLIOS


                             Trustees and Officers


     The Trustees and officers of the Trusts and their principal occupations for at least the past five years are set forth below. Their titles may have varied during that period.

     *Sarah E. Jones--Chairman and Trustee. President and Chief Operating Officer of Chase Mutual Funds Corp.; formerly Managing Director for the Global Asset Management and Private Banking Division of The Chase Manhattan Bank. Age:
47. Address: Chase Mutual Funds Corp., 1211 Avenue of the Americas, 41st Floor, New York, New York 10036.

     William J. Armstrong--Trustee. Vice President and Treasurer,
Ingersoll-Rand Company. Age: 58. Address: 49 Aspen Way, Upper Saddle River, NJ 07458.

     John R.H. Blum--Trustee. Attorney in private practice; formerly, partner in the law firm of Richards, O'Neil & Allegaert; Commissioner of Agriculture--State of Connecticut, 1992-1995. Age: 70. Address: 322 Main Street, Lakeville, CT 06039.

     Stuart W. Cragin, Jr.--Trustee. Retired; formerly President, Fairfield Testing Laboratory, Inc. He has previously served in a variety of marketing, manufacturing and general management positions with Union Camp Corp., Trinity Paper & Plastics Corp., and Conover Industries. Age: 66. Address: 108 Valley Road, Cos Cob, CT 06807.

     Roland R. Eppley, Jr.--Trustee. Retired; formerly President and Chief Executive Officer, Eastern States Bankcard Association Inc., (1971-1988); Director, Janel Hydraulics, Inc.; Director of The Hanover Funds, Inc. Age: 67.
Address: 105 Coventry Place, Palm Beach Gardens, FL 33418.

     Joseph J. Harkins--Trustee. Retired; Commercial Sector Executive and Executive Vice President of The Chase Manhattan Bank, N.A. from 1985 through 1989. He has been employed by Chase in numerous capacities and offices since 1954. Director of Blessings Corporation, Jefferson Insurance Company of New York, Monticello Insurance Company and National. Age:
68. Address: 257 Plantation Circle South, Ponte Vedra Beach, FL 32082.

     W.D. MacCallan--Trustee. Director of The Adams Express Co. and Petroleum & Resources Corp.; formerly Chairman of the Board and Chief Executive Officer of The Adams Express Co. and Petroleum & Resources Corp.; Director of The Hanover Funds, Inc. and The Hanover Investment Funds, Inc. Age: 72. Address: 624 East 45th Street, Savannah, GA 31405.

     George E. McDavid--Trustee. President, Houston Chronicle Publishing Company. Member of Avesta Supervisory Committee from inception to 1997. Age:
69. Address: PO Box 2558, Houston, TX 77252.

     W. Perry Neff--Trustee. Independent Financial Consultant; Director of North America Life Assurance Co., Petroleum & Resources Corp. and The Adams Express Co.; Director and Chairman of The Hanover Funds, Inc.; Director, Chairman and President of The Hanover Investment Funds, Inc. Age: 72. Address:
RR 1 Box 102, Weston, VT 05181.

     Fergus Reid, III--Trustee. Chairman and Chief Executive Officer, Lumelite Corporation, since September 1985; Trustee, Morgan Stanley Funds. Age: 67.
Address: 202 June Road, Stamford, CT 06903.

     *Leonard M. Spalding, Jr.--Trustee. Chief Executive Officer of Chase Mutual Funds Corp.; formerly President and Chief Executive Officer of Vista Capital Management; Chief Investment Executive of The Chase Manhattan Bank.
Age: 64. Address: Chase Mutual Funds Corp., 1211 Avenue of the Americas, 41st Floor, New York, NY 10036.

     Richard E. Ten Haken--Trustee. Chairman of the Audit Committee. Formerly District Superintendent of Schools, Monroe No. 2 and Orleans Counties, New York; Chairman of the Board and President, New York State Teachers' Retirement System. Age: 65. Address: 4 Barnfield Road, Pittsford, NY 14534.

     Irving L. Thode--Trustee. Retired; formerly Vice President of Quotron Systems. He has previously served in a number of executive positions with Control Data Corp., including President of its Latin American Operations, and General Manager of its Data Services business. Age: 69. Address: 80 Perkins Road, Greenwich, CT 06830.

     *H. Richard Vartabedian--Trustee. Investment Management Consultant, formerly, Senior Investment Officer, Division Executive of the Investment Management Division of The Chase Manhattan Bank, N.A., 1980 through 1991. Age:
64. Address: P.O. Box 296, Beach Road, Hendrick's Head, Southport, ME 04576.

     Martin R. Dean--Treasurer and Assistant Secretary. Associate Director, Accounting Services, BISYS Fund Services; formerly Senior Manager, KPMG Peat Marwick (1987-1994). Age: 37. Address: 3435 Stelzer Road, Columbus, OH 43219.

     Lisa Hurley--Secretary. Senior Vice President and General Counsel, BISYS Fund Services; formerly Counsel to Moore Capital Management and General Counsel to Global Asset Management and Northstar Investments Management. Age: 44.
Address: 90 Park Avenue, New York, NY 10016.

     Vicky M. Hayes--Assistant Secretary. Vice President and Global Marketing Manager, Vista Fund Distributors, Inc.; formerly Assistant Vice President, Alliance Capital Management and held various positions with J. & W. Seligman & Co. Age: 37. Address: 1211 Avenue of the Americas, 41st Floor, New York, NY 10036.

     Alaina Metz--Assistant Secretary. Chief Administrative Officer, BISYS Fund Services; formerly Supervisor, Blue Sky Department, Alliance Capital Management L.P. Age: 31. Address: 3435 Stelzer Road, Columbus, OH 43219.

* Asterisks indicate those Trustees that are "Interested Persons" (as defined in the 1940 Act).

With the exception of Ms. Jones, Mr. McDavid and Mr. Reid, each of whom served as Trustees of the Trust for the Trust's entire fiscal year, each of the other Trustees became Trustees of the Trust in March 2000.

The Board of Trustees of the Trust presently has an Audit Committee. The members of the Audit Committee are Messrs. Ten Haken (Chairman), Armstrong, Eppley, MacCallan and Thode. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters.

The Trustees and officers of the Trusts appearing in the table above also serve in the same capacities with respect to Mutual Fund Group, Mutual Fund Trust, Mutual Fund Variable Annuity Trust, Mutual Fund Select Group, Mutual Fund Select Trust, Capital Growth Portfolio, Growth and Income Portfolio and International Equity Portfolio (these entities, together with the Trusts, are referred to below as the "Chase Mutual Funds").

            Remuneration of Trustees and Certain Executive Officers:

     Each Trustee is reimbursed for expenses incurred in attending each meeting of the Board of Trustees or any committee thereof. Each Trustee who is not an affiliate of the advisers is compensated for his or her services according to a fee schedule which recognizes the fact that each Trustee also serves as a Trustee of other investment companies advised by the advisers. Each Trustee receives a fee, allocated among all investment companies for which the Trustee serves, which consists of an annual retainer component and a meeting fee component.

     Set forth below is information regarding compensation paid or accrued during the fiscal year ended December 31, 1999 for each Trustee of the Trusts:




                                        Pension or Retirement      Total Compensation
                                       Benefits Accrued by the     from "Fund Complex"
                                           Fund Complex (1)                (2)
Sarah E. Jones, Trustee                            --                       --
William J. Armstrong, Trustee                  $ 35,695                 $ 80,000
John R.H. Blum, Trustee                          70,084                   87,500
Stuart W. Cragin, Jr., Trustee                   42,785                   82,500
Ronald R. Eppley, Jr., Trustee                   52,102                   80,000
Joseph J. Harkins, Trustee                       60,009                   80,000
George E. McDavid, Trustee                         --                      8,000
W.D. MacCallan, Trustee                          73,291                   80,000
W. Perry Neff, Trustee                           70,365                   80,000
Fergus Reid, III, Trustee                       108,490                  168,000
Leonard M. Spalding, Jr., Trustee                25,509                   80,000
Richard E. Ten Haken, Trustee                    55,162                   83,750
Irving L. Thode, Trustee                         50,414                   80,000
H. Richard Vartabedian, Trustee                  69,858                  120,000



(1) Data reflects total benefits accrued by the Trusts for the fiscal year ended December 31, 1999, by Mutual Fund Group, Mutual Fund Select Group, Capital Growth Portfolio, Growth and Income Portfolio and International Equity Portfolio for the fiscal year ended October 31, 1999, and by Mutual Fund Trust, Mutual Fund Select Trust and Mutual Fund Variable Annuity Trust for the fiscal year ended October 31, 1999.

(2) Data reflects total compensation earned during the period ended December 31, 1999 for service as a Trustee to the Trust, Mutual Fund Group, Mutual Fund Trust, Mutual Fund Variable Annuity Trust, Mutual

Fund Select Group, Mutual Fund Select Trust, Capital Growth Portfolio, Growth and Income Portfolio and International Equity Portfolio. Of the amounts listed in the second column above, the Trust paid $8,000 in Trustee fees to each of Mr. McDavid and Mr. Reid.

     Of the amount listed above, the Trusts paid $8,000 to each of Mr. McDavid and Mr. Reid. In addition, the Trusts paid $7,500, $7,000 and $7,500 to Frank
A. Liddell, Jr., Kenneth L. Otto and H. Michael Tyson, respectively. Messrs. Liddell, Otto and Tyson resigned as Trustees in March 2000.

     As of March 31, 2000, the Trustees and officers as a group owned less than 1% of each Fund's outstanding shares, all of which were acquired for investment purposes.

            Chase Vista Funds Retirement Plan for Eligible Trustees

     The Trustees also instituted a Retirement Plan for Eligible Trustees (the "Plan") pursuant to which each Trustee (who is not an employee of any of the Funds, the advisers, administrator or distributor or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible Trustee has attained age 65 and has completed at least five years of continuous service with one or more of the investment companies advised by the adviser (collectively, the "Covered Funds"). Each Eligible Trustee is entitled to receive from the Covered Funds an annual benefit commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to the sum of (i) 8% of the highest annual compensation received from the Covered Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years) completed with respect to any of the Covered Funds and
(ii) 4% of the highest annual compensation received from the Covered Funds for each year of service in excess of 10 years, provided that no Trustee's annual benefit will exceed the highest annual compensation received by that Trustee from the Covered Funds. Such benefit is payable to each eligible Trustee in monthly installments for the life of the Trustee.

     Set forth below in the table are the estimated annual benefits payable to an eligible Trustee upon retirement assuming various compensation and years of service classifications. As of October 31, 1999, the estimated credited years of service for Messrs. Reid, Vartabedian, Armstrong, Blum, Cragin, Eppley, Harkins, MacCallan, Neff, Spalding, Ten Haken and Thode and for Ms. Jones are 15, 7, 12, 15, 6, 10, 9, 9, 15, 1, 14, 6 and 0, respectively.

           Highest Annual Compensation Paid by All Chase Vista Funds




             $80,000     $100,000     $120,000     $140,000      $160,000
 Years of
 Service              Estimated Annual Benefits Upon Retirement
16           $80,000     $100,000     $120,000     $140,000     $160,000
14            76,800       96,000      115,200      134,400      153,600
12            70,400       88,000      105,600      123,200      140,800
10            64,000       80,000       96,000      112,000      128,000
 8            51,200       64,000       76,800       89,600      102,400
 6            38,400       48,000       57,600       67,200       76,800
 4            25,600       32,000       38,400       44,800       51,200



     Effective August 21, 1995, the Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which each Trustee (who is not an employee of any of the Funds, the advisers, administrator or distributor or any of their affiliates) may enter into agreements with the Funds whereby payment of the Trustee's fees are deferred until the payment date elected by the Trustee (or the Trustee's termination of service). The deferred amounts are invested in shares of Chase Vista Funds selected by the Trustee. The deferred amounts are paid out in a lump sum or over a period of several years as elected by the Trustee at the time of deferral. If a deferring Trustee dies prior to the distribution of amounts held in the deferral account, the balance of the deferral account will be distributed to the Trustee's designated beneficiary in a single lump sum payment as soon as practicable after such deferring Trustee's death.

     Messrs. Eppley, Ten Haken, Thode and Vartabedian have each executed a deferred compensation agreement for the 1999 calendar year and as of October 31, 1999 they had contributed $52,400, $27,700, $58,950 and $98,250, respectively.

     The Declaration of Trust each of the Trust and the Master Trust provides that the Trust or Master Trust, as the case may be, will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust or Master Trust, as the case may be, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust or Master Trust, as the case may be. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.


                            Adviser and Sub-Adviser


     Chase acts as investment adviser to the Funds and Portfolios pursuant to separate Investment Advisory Agreements (collectively, the "Advisory Agreement"). Subject to such policies as the Board of Trustees may determine, Chase is responsible for investment decisions for the Funds. Pursuant to the terms of the Advisory Agreement, Chase provides the Funds with such investment advice and supervision as it deems necessary for the proper supervision of the Funds' investments. The advisers (including the sub-advisers) continuously provide investment programs and determine from time to time what securities shall be purchased, sold or exchanged and what portion of the Funds' assets shall be held uninvested. The advisers to the Fund furnish, at their own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Funds. The Advisory Agreement for the Funds will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of a Fund's outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.


     Under the Advisory Agreement and the sub-advisers' agreements with the adviser, the adviser and sub-advisers may utilize the specialized portfolio skills of all their various affiliates, thereby providing the Funds with greater opportunities and flexibility in accessing investment expertise.


     Pursuant to the terms of the advisory agreements, the advisers are permitted to render services to others. Each advisory agreement is terminable without penalty by the Trust or Master Trust, as the case may be, on behalf of the Funds on not more than 60 days', nor less than 30 days', written notice when authorized either by a majority vote of a Fund's shareholders or by a vote of a majority of the Board of Trustees of the Trust or Master Trust, as the case may be, or by the adviser or sub-adviser on not more than 60 days', nor less than 30 days', written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The advisory agreements provide that the adviser or sub-adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the respective Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

     In the event the operating expenses of the Funds, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to the Funds imposed by the securities laws or regulations thereunder of any state in which the shares of the Funds are qualified for sale, as such limitations may be raised or lowered from time to time, the adviser shall reduce its advisory fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the adviser shall be deducted from the monthly advisory fee otherwise payable with respect to the Funds during such fiscal year; and if such amounts should exceed the monthly fee, the adviser shall pay to a Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

     Under the Advisory Agreement, Chase may delegate a portion of its responsibilities to a sub-adviser. In addition, the Advisory Agreement provides that Chase may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of Chase, as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Chase.


     Chase, on behalf of the Money Market Fund, Short-Intermediate Term U.S. Government Securities Fund, U.S. Government Securities Fund, Intermediate Term Bond Fund, Income Fund, Balanced Fund, Equity Income Fund, Core Equity Portfolio, Equity Growth Portfolio and Small Capitalization Fund, has entered into several investment sub-advisory agreements with Texas Commerce Bank National Association, which subsequently changed its name to Chase Bank of Texas, National Association (herein "Chase Texas"). Chase may enter into one or more additional sub-advisory agreements with respect to the Tax Free Money Market Fund, Tax Free Income Fund, New York Tax Free Income Fund, Mid Cap Growth Fund and International Equity Fund. With respect to the day-to-day management of the Funds, under the sub-advisory agreements, the sub-advisers make decisions concerning, and place all orders for, purchases and sales of securities and help maintain the records relating to such purchase and sales. The sub-advisers may, in their discretion, provide such services through their own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to the Company under applicable laws and are under the common control of Chase; provided that (i) all persons, when providing services under the sub-advisory agreement, are functioning as part of an organized group of persons, and (ii) such organized group of persons is managed at all times by authorized officers of the sub-adviser. This arrangement will not result in the payment of additional fees by the Funds.


     Chase, a wholly-owned subsidiary of The Chase Manhattan Corporation, a registered bank holding company, is a commercial bank offering a wide range of banking and investment services to customers throughout the United States and around the world. Also included among Chase's accounts are commingled trust funds and a broad spectrum of individual trust and investment management portfolios. These accounts have varying investment objectives.

     Chase Texas, a wholly-owned subsidiary of The Chase Manhattan Corporation, is a commercial bank offering a wide range of banking and investment services to customers throughout the United States and around the world. Also included among Chase Texas's accounts are commingled trust funds and a broad spectrum of individual trust and investment management portfolios. These accounts have varying investment objectives.

     In consideration of the services provided by the adviser pursuant to the Advisory Agreement, the adviser is entitled to receive from the appropriate Fund(s) an investment advisory fee computed daily and paid monthly based on a rate equal to a percentage of such Fund's average daily net assets specified in the Prospectuses. However, the adviser may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis. For its services under its sub-advisory agreement, Chase Texas will be entitled to receive, with respect to each such Fund, such compensation, payable by the adviser out of its advisory fee, as described in the Prospectuses.

     For the fiscal years ended December 31, 1998 and 1999, Chase was paid the following investment advisory fees with respect to the following Funds, and voluntarily waived the amounts following such fees:

                                                Year-Ended 12/31/98           Year-Ended 12/31/99
                                           -----------------------------   --------------------------
                                              Payable          Waived         Payable        Waived
                                           -------------   -------------   ------------   -----------
Balanced Fund                                 $350,137        $132,884     $ 635,226       $158,258
Core Equity Fund (a)                           503,400         124,638       613,653         95,747
Equity Growth Fund (a)                         912,673         110,212     1,000,139         54,183
Equity Income Fund                             737,842         102,058     1,128,251        131,830
Income Fund                                    277,249          94,268       328,083        118,339
Intermediate Term Bond Fund                    126,776         123,836       184,091        158,995
Money Market Fund                              499,599         172,800       693,232        186,920
Short-Intermediate Term U.S. Government
 Securities Fund                               142,451         102,568       159,408        119,040
Small Capitalization Fund                      388,277         137,579       556,937        161,025
U.S. Government Securities Fund                 15,300          15,300        32,650         32,650
Equity Growth II Fund (b)                       N/A             N/A           35,396         32,928



----------
(a) Advisory fees and waivers for 1999 are from the period January 1, 1999 through August 11, 1999. On August 12, 1999 Core Equity and Equity Growth Funds adopted the Master/Feeder Fund Structure and would not have an investment advisor because the Trust seeks to achieve the investment objective of the Fund by investing all of the investable assets of each respective Fund in each respective Portfolio. For the period from August 12, 1999 (commencement of operations) to December 31, 1999, Chase was paid or accrued investment advisory fees of $524,385 and $863,350 by Core Equity Portfolio and Equity Growth Portfolio, respectively. Of these amounts, Chase voluntarily waived $69,918 and $34,534, respectively.
(b) Advisory fees and waivers for 1999 are from the period July 1, 1999 (commencement of operations) through December 31, 1999.


     Prior to January 1, 1998, the Funds were series of the AVESTA Trust. Chase Texas acted as Trustee for the Avesta Funds pursuant to three separate, but substantially similar, management agreements (the "Avesta Management Agreements"). As with certain of the Funds, Chase Texas provided investment advisory services to the Avesta Funds. However, Chase Texas was also obligated to perform certain administrative and account servicing functions under the Avesta Management Agreements, including preparation and distribution of communications to shareholders, accounting and recordkeeping. As Trustee, Chase Texas also paid certain expenses, including (i) all costs and expenses arising in connection with the organization of the AVESTA Trust, including the initial registration statement and qualification of the AVESTA Trust and its units under federal and state law; (ii) all marketing and advertising expenses of the AVESTA Trust and (iii) expenses of all employees, office space and facilities necessary to carry out its duties under the Avesta Management Agreements. Accordingly, the compensation received by the Trustee under the Avesta Management Agreements are not necessarily indicative of the fees to be earned by Chase under the Advisory Agreement.


     For its services under the Avesta Management Agreements, the Trustee was entitled to receive compensation as follows:

                                                                        Average Daily Net Assets
                                                       ----------------------------------------------------------
                                                                           In Excess of
                                                                           $250 Million
                                                           Up to           but less than        In Excess of
Fund                                                   $250 Million        $500 Million         $500 Million
----                                                  --------------     ----------------     ---------------
Balanced                                               1.00%               0.90%                0.80%
Core Equity                                            1.00%               0.90%                0.80%
Equity Growth                                          1.00%               0.90%                0.80%
Equity Income                                          1.00%               0.90%                0.80%
Income                                                 1.00%               0.90%                0.80%
Intermediate Term Bond                                 0.75%               0.65%                0.55%
Money Market                                           0.65%               0.65%                0.65%
Short-Intermediate Term U.S. Government Securities     0.75%               0.65%                0.55%
Small Capitalization                                   1.15%               1.05%                0.95%
U.S. Government Securities                             0.85%               0.75%                0.65%



     The Funds in operation paid management fees to the Trustee, net of voluntary waivers (1), for the years ended, respectively, as follows:



                                                             Year Ended December 31,
                                                            ------------------------
Fund                                                                  1997
----                                                                ---------
Balanced Fund                                                       $ 256,363
Core Equity Fund                                                      377,800
Equity Growth Fund                                                    700,938
Equity Income Fund                                                    709,821
Income Fund                                                           512,611
Intermediate Term Bond Fund                                           112,462
Money Market Fund                                                     806,004
Short-Intermediate Term U.S. Government Securities Fund               194,675
Small Capitalization Fund                                             352,263
U.S. Government Securities Fund                                        23,662


------------

     (1) For the fiscal year ended December 31, 1997, the Trustee waived management fees for the Money Market, Income, U.S. Government Securities and Small Capitalization Funds of $185,719, $128,407, $2,783 and $45,611,
respectively.


     The Trustee had agreed to reimburse each Fund for the amount by which the expenses of that Fund (including the management fee, but excluding interest, taxes, brokerage commissions and extraordinary expenses) during any year exceed the management fee payable by the Fund, provided that the average daily value of the Fund's net assets during such year provided that the assets of the Fund did not exceed $250 million. As such, the total reimbursements paid to the Funds below by the Trustee for the year ended December 31, 1997, were:

                                                                 Total
                                                             Reimbursements
                                                            ---------------
Balanced Fund                                                   $ 72,408
Core Equity Fund                                                  75,253
Equity Growth Fund                                                76,840
Equity Income Fund                                                78,924
Income Fund                                                       70,483
Intermediate Term Bond Fund                                       75,545
Money Market Fund                                                107,304
Short-Intermediate Term U.S. Government Securities Fund           67,908
Small Capitalization Fund                                         75,786
U.S. Government Securities Fund                                   63,928


                                 Administrator


     Pursuant to separate Administration Agreements (collectively, the "Administration Agreement"), Chase is the administrator of the Funds and Portfolios. Chase provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds' independent contractors and agents; preparation for signature by an officer of the Trust or Master Trust, as the case may be, of all documents required to be filed for compliance by the Trust or Master Trust, as the case may be, with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. Chase in its capacity as administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

     Under the Administration Agreement Chase is permitted to render administrative services to others. The Administration Agreement will continue in effect from year to year with respect to each Fund only if such continuance is specifically approved at least annually by the Board of Trustees of the Trust or Master Trust, as the case may be, or by vote of a majority of such Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Administration Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Administration Agreement is terminable without penalty by the Trust or Master Trust, as the case may be, on behalf of each Fund or Portfolio, as the case may be, on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Master Trust, as the case may be, or by Chase on 60 days' written notice, and will automatically terminate in the event of their "assignment" (as defined in the 1940 Act). The Administration Agreement also provides that neither Chase or its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreement.


     In addition, the Administration Agreement provides that, in the event the operating expenses of any Fund, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to that Fund imposed by the securities laws or regulations thereunder of any state in which the shares of such Fund are qualified for sale, as such limitations may be raised or lowered from time to time, Chase shall reduce its administration fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by Chase shall be deducted from the monthly administration fee otherwise payable to Chase during such fiscal year, and if such amounts should exceed the monthly fee, Chase shall pay to such Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.


     In consideration of the services provided by Chase pursuant to the Administration Agreement, Chase receives from each Fund (except Core Equity Fund and Equity Growth Fund) a fee computed daily and paid monthly at an annual rate equal to 0.10% of each of the Fund's average daily net assets, on an annualized basis for the Fund's then-current fiscal year. Effective August 12, 1999, Chase receives from Core Equity Fund and Equity Growth Fund a fee computed at an annual rate equal to 0.05% of average daily net assets. Prior to August 12, 1999, the fee was 0.10% of average daily net assets. Under a separate administration agreement, Chase receives from Core Equity Portfolio and Equity Growth Portfolio a fee computed at an annual rate equal to 0.05% of average daily net assets. Chase may voluntarily waive a portion of the fees payable to it with respect to each Fund on a month-to-month basis.

     For the fiscal years ended December 31, 1998 and 1999, Chase was paid or accrued the following administration fees, and voluntarily waived the amounts following such fees:





                                                Year-Ended 12/31/98         Year-Ended 12/31/99
                                           -----------------------------   ---------------------
                                               Payable          Waived       Payable     Waived
                                               -------          ------       -------     ------
Balanced Fund                                 $ 46,685         $   --       $ 84,697     $  --
Core Equity Fund                                67,120             --        114,476        --
Equity Growth Fund                             121,688             --        187,150        --
Equity Income Fund                              98,379             --        150,434        --
Income Fund                                     55,450             --         65,617        --
Intermediate Term Bond Fund                     25,355          5,261         36,818        --
Money Market Fund                              166,533             --        231,077        --
Short-Intermediate Term U.S. Government
 Securities Fund                                28,490             --         31,882        --
Small Capitalization Fund                       51,769             --         74,258        --
U.S. Government Securities Fund                  3,062          3,062          6,530     6,530
Equity Growth II Fund (a)                        N/A             N/A           8,849     7,615



----------
(a) Administration fees and waivers for 1999 are from the period July 1, 1999 (commencement of operations) through December 31, 1999.

     For the period from August 12, 1999 (commencement of operations) through December 31, 1999, Chase was paid administration fees of $34,960 and $57,557 by Core Equity Portfolio and Equity Growth Portfolio, respectively.


                               Distribution Plan


     The discussion in this "Distribution Plan" sub-section shall not apply to the Portfolios.


     The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan") on behalf of the Investor Class shares of its Funds as described in the Prospectus, which provides such class of the Funds shall pay for distribution services a distribution fee (the "Distribution Fee"), including payments to the Distributor, at annual rates not to exceed the amounts set forth in the Prospectus for Investor Class shares. The Distributor may use all or any portion of such Distribution Fee to pay for Fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses.

     Investor Class shares pay a Distribution Fee of up to 0.25% of average daily net assets. Some payments under the Distribution Plans may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the average net asset values of Investor Class shares maintained in a Fund by such broker-dealers' customers. Since the distribution fees are not directly tied to expenses, the amount of distribution fees paid by a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plans. For this reason, this type of distribution fee arrangement is characterized by the staff of the Securities and Exchange Commission as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses). With respect to Investor Class shares, because of the 0.25% annual limitation on the compensation paid to the Distributor during a fiscal year, compensation relating to a large portion of the commissions attributable to sales of Investor Class shares in any one year will be accrued and paid by a Fund to the Distributor in fiscal years subsequent thereto. In determining whether to purchase Investor Class shares, investors should consider that compensation payments could continue until the Distributor has been fully reimbursed for the commissions paid on sales of Investor Class shares. However, the shares are not liable for any distribution expenses incurred in excess of the Distribution Fee paid.

     The Investor Class shares are entitled to exclusive voting rights with respect to matters concerning its Distribution Plan.

     The Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Plan ("Qualified Trustees"). The Distribution Plan requires that the Trust shall provide to the Board of Trustees, and the Board of Trustees shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. The Distribution Plan further provides that the selection and nomination of Qualified Trustees shall be committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office. The Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or, with respect to a particular Fund, by vote of a majority of the outstanding voting Investor Class shares of such Fund (as defined in the 1940 Act). The Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of shareholders and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. Each of the Funds will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years such copies will be preserved in an easily accessible place.


     For the fiscal years ended December 31, 1998 and 1999, the Distributor was paid or accrued the following distribution fees, and voluntarily waived the amounts following such fees:





                                           Year-Ended 12/31/98     Year-Ended 12/31/99
                                           --------------------   ---------------------
                                            Payable     Waived     Payable      Waived
                                           ---------   --------   ---------   ---------
Balanced Fund--Investor Class                 $  7       $  7     $2,933      $2,933
Core Equity Fund--Investor Class                 9          9      5,263       5,263
Equity Growth Fund--Investor Class             511        511     17,690      17,690
Equity Income Fund--Investor Class              49         49      3,706       3,706
Income Fund--Investor Class                     --         --        436         436
Intermediate Term Bond Fund--Investor
 Class                                          --         --        518         518
Money Market Fund--Investor Class               --         --         72          72
Short-Intermediate Term U.S. Government
 Securities Fund--Investor Class                --         --         73          73

                                              Year-Ended       Year-Ended
                                               12/31/98         12/31/99
                                              -----------   ----------------
Small Capitalization Fund--Investor Class      26     26     1,342     1,342
U.S. Government Securities Fund--
 Investor Class                                --     --        97        97


                 Distribution and Sub-Administration Agreement


     The discussion in this "Distribution and Sub-Administration Agreement" sub-section shall not apply to the Portfolios.

     The Trust has entered into a Distribution and Sub-Administration Agreement dated January 1, 1998 (the "Distribution Agreement") with the Distributor, pursuant to which the Distributor acts as the Funds' exclusive underwriter, provides certain administration services and promotes and arranges for the sale of each class of Shares. The Distributor is a wholly-owned subsidiary of BISYS Fund Services, Inc. The Distribution Agreement provides that the Distributor will bear the expenses of printing, distributing and filing prospectuses and statements of additional information and reports used for sales purposes, and of preparing and printing sales literature and advertisements not paid for by the Distribution Plan. The Trust pays for all of the expenses for qualification of the shares of each Fund for sale in connection with the public offering of such shares, and all legal expenses in connection therewith. In addition, pursuant to the Distribution Agreement, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space.

     The Distribution Agreement is currently in effect and will continue in effect with respect to each Fund only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of such Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Distribution Agreement also provides that neither the Distributor nor its personnel shall be liable for any act or omission in the course of, or connected with, rendering services under the Distribution Agreement, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

     In the event the operating expenses of any Fund, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to that Fund imposed by the securities laws or regulations thereunder of any state in which the shares of such Fund are qualified for sale, as such limitations may be raised or lowered from time to time, the Distributor shall reduce its sub-administration fee with respect to such Fund (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the Distributor shall be deducted from the monthly sub-administration fee otherwise payable with respect to such Fund during such fiscal year; and if such amounts should exceed the monthly fee, the Distributor shall pay to such Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

     In consideration of the sub-administration services provided by the Distributor pursuant to the Distribution Agreement, the Distributor receives an annual fee, payable monthly, of 0.05% of the net assets of each Fund. However, the Distributor has voluntarily agreed to waive a portion of the fees payable to it under the Distribution Agreement with respect to each Fund on a month-to-month basis.

     For fiscal years ended December 31, 1998 and 1999, the Distributor was paid or accrued the following sub-administration fees, and voluntarily waived the amounts following such fees:

                                                Year-Ended 12/31/98          Year-Ended 12/31/99
                                           ------------------------------   ----------------------
                                               Payable          Waived        Payable      Waived
                                           --------------   -------------   ----------   ---------
Balanced Fund                                 $ 23,343             --       $42,348           --
Core Equity Fund                                33,560             --        73,566           --
Equity Growth Fund                              60,845             --       120,874           --
Equity Income Fund                              49,189             --        75,217           --
Income Fund                                     27,725             --        32,808           --
Intermediate Term Bond Fund                     12,678             --        18,409           --
Money Market Fund                               83,266             --       115,539           --
Short-Intermediate Term U.S. Government
 Securities Fund                                14,245             --        15,941           --
Small Capitalization Fund                       25,885             --        37,129           --
U.S. Government Securities Fund                  1,529          1,529         3,265        3,265
Equity Growth II Fund (a)                        N/A             N/A          4,424        3,808


----------

(a) Sub-administration fees and waivers for 1999 are from the period July 1, 1999 (commencement of operations) through December 31, 1999.


                         Transfer Agent and Custodian

     The Trust has also entered into a Transfer Agency Agreement with DST Systems, Inc. ("DST") pursuant to which DST acts as transfer agent for the Trust. DST's address is 210 West 10th Street, Kansas City, MO 64105.



     Pursuant to a Custodian Agreement, Chase acts as the custodian of the assets of each Fund (except Core Equity Fund and Equity Growth Fund) and receives such compensation as is from time to time agreed upon by the Trust and Chase. As custodian, Chase provides oversight and record keeping for the assets held in the portfolios of each Fund. Chase also provides fund accounting services for the income, expenses and shares outstanding for such Funds. Chase is located at 3 Metrotech Center, Brooklyn, NY 11245. Investors Bank & Trust Company ("IBT") acts as the custodian of the assets of Core Equity Fund, Equity Growth Fund and the Portfolios. IBT is located at 200 Clarendon Street, Boston, MA 02117.



                            INDEPENDENT ACCOUNTANTS


     The financial statements incorporated herein by reference from the Annual Report to Shareholders for the fiscal year ended December 31, 1999 and the related financial highlights which appear in the Prospectuses, have been incorporated herein and included in the Prospectuses in reliance on the report of PricewaterhouseCoopers LLP, independent accountants of the Funds, given on the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP provides the Funds with audit services, tax return preparation and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.


                          CERTAIN REGULATORY MATTERS

     Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of any of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Funds' distributor or affiliates of the distributor. Chase will not invest any Fund assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by any Fund. Chase has informed the Funds that in making its investment decision, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Trust as custodian, or in the possession of any affiliate of Chase. Shareholders of the Funds should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.


                              GENERAL INFORMATION

             Description of Shares, Voting Rights and Liabilities


     Mutual Fund Investment Trust is an open-end, non-diversified management investment company organized as Massachusetts business trust under the laws of the Commonwealth of Massachusetts in 1997. The Trust currently consists of 16 series of shares of beneficial interest, par value $.001 per share. With respect to all of its Funds, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.


     The classes of shares have several different attributes relating to expenses, as described herein and in the Prospectuses. In addition to such differences, expenses borne by each class of a Fund may differ slightly because of the allocation of other class-specific expenses. For example, a higher transfer agency fee may be imposed on Retail Class shares than on Premier class shares. The relative impact of ongoing annual expenses will depend on the length of time a share is held.

     Selected dealers and financial consultants may receive different levels of compensation for selling one particular class of shares rather than another.

     The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Any series or class may be terminated
(i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board of Trustees recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series' or class' outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board of Trustees by written notice to the series' or class' shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.

     Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.


     The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.


     The Board of Trustees has adopted a code of ethics addressing personal securities transactions by investment personnel and access persons and other related matters. The code has been designated to address potential conflicts of interest that can arise in connection with personal trading activities of such persons. Persons subject to the code are generally permitted to engage in personal securities transactions, subject to certain prohibitions, pre-clearance requirements and blackout periods.

                               Principal Holders


     As of April 3, 2000, the following persons owned of record 5% or more of the outstanding shares of the following classes of the following Funds:





Name of Funds                                   % of Total Shares
-------------                                  -------------------
Balanced Fund Investor Shares

Amalgamated Bank of NY TTEE ....................       43.22%
FBO Liuna
Supplemental Emp Ret Plan
PO Box 370, Cooper Station
New York, NY 10276-0370

NFSC FEBO # CR5-509981 .........................       15.57%
The Chase Manhattan Bank Cust
IRA of Manuel C Pena-Morros
Trad'l IRA R/O
1627 Brickell Ave #2005
Miami, FL 33129-1250

IFTC Cust IRA R/O ..............................        5.91%
Dwight Evans
1005 Stacey Renee Ct
Arlington, TX 76002-4218

Name of Funds                                      % of Total Shares
-------------                                     -------------------
Balanced Fund Premier Shares

Texas Commerce Bank ............................       74.73%
Attn Asset Trading
1111 Pannin Suite 10
Houston, TX 77002-6925

Hamill & Co FBO Chase Bank of Texas NA .........       18.07%
Attn Mutual Fund Unit 16HCBO9
PO Box 2558
Houston, TX 77252-2558

Trulin & Co ....................................        6.57%
c/o Chase Manhattan Bank
Attn Michele Bullard/Mutual Funds
PO Box 1412
Rochester, NY 14603-1412
Core Equity Fund Investor Shares

Hamill & Co FBO Chase Bank of Texas NA .........       11.86%
Attn Mutual Fund Unit 16HCB09
PO Box 2558
Houston, TX 77252-2558
Core Equity Fund Premier

Texas Commerce Bank ............................       52.16%
Attn Asset Trading
1111 Fannin Suite 10
Houston, TX 77002-6925

Hamill & Co FBO Chase Bank of Texas NA .........       43.76%
Attn Mutual Fund Unit 16HCB09
PO Box 2558
Houston, TX 77252-2558
Equity Growth Fund Investor Shares

Charles Schwab & Co Inc. .......................       33.46%
Reinvest Account
Attn Mutual Funds Dept
101 Montgomery Street
San Francisco, CA 94104-4122

Name of Funds                                      % of Total Shares
-------------                                     -------------------
Equity Growth Fund Premier

Hamill & Co FBO Chase Bank of Texas NA .........       43.21%
Attn Mutual Fund Unit 16HCBO9
PO Box 2558
Houston, TX 77252-2558

Texas Commerce Bank ............................       43.12%
Attn Asset Trading
1111 Fannin Suite 10
Houston, TX 77002-6925

First Union National Bank Cust .................        7.42%
FBO Rollins Truck Leasing Corp
Pension Plan # 1546002483
Attn Mutual Fund Dept
1525 W Wt Harris Blvd
Charlotte, NC 28262-8522
Equity Income Fund Investor Shares

Hamill & Co FBO Chase Bank of Texas NA .........       20.35%
Attn Mutual Fund Unit 16HCBO9
PO Box 2558
Houston, TX 77252-2558

Trulin & Co ....................................        6.35%
c/o Chase Manhattan Bank
Attn Michele Bullard/Mutual Funds
PO Box 1412
Rochester, NY 14603-1412

NFSC FEBO # ATL-278793 .........................        5.27%
M June Waggoner
J Virgil Waggoner
11 Shadder Way
Houston, TX 77019-1415
Equity Income Fund Premier

Hamill & Co FBO Chase Bank of Texas NA .........       47.05%
Attn Mutual Fund Unit 16HCB09
PO Box 2558
Houston, TX 77252-2558

Texas Commerce Bank ............................       46.82%
Attn Asset Trading
1111 Fannin Suite 10

Name of Funds                                     % of Total Shares
-------------                                    -------------------
Houston, TX 77002-6925
Income Fund Investor Shares

Obie & Co ......................................       66.96%
c/o Chase Bank of Texas NA
Attn Mutual Funds Unit 16HCB 09
PO Box 200547
Houston, TX 77216-0547

IFTC Cust IRA R/O ..............................       10.23%
Felipe C Perez
3415 Hickory Hill Dr
Arlington, TX 76014-3322

Federico Carrillo ..............................        7.94%
Francia Fernandez JTWROS
3 World Financial Ctr Fl 16
New York, NY 10285-0001
Income Fund Premier

Hamill & Co FBO Chase Bank of Texas NA .........       65.91%
Attn Mutual Fund Unit 16HCB09
PO Box 2558
Houston TX, 77252-2558

Texas Commerce Bank ............................       28.13%
Attn Asset Trading
1111 Fannin Suite 10
Houston TX, 77002-6925

Obie & Co ......................................        5.95%
c/o Chase Bank of Texas NA
Attn Mutual Funds Unit 16HCB 09
PO Box 200547
Houston, TX 77216-0547
Intermediate Term Bond Fund Investor Shares

NFSC FEBO #H76-008435 ..........................       47.52%
Rollover IRA Durr L Minor
Chase Bank of Texas Cust
2834 Shadowdale
Houston, TX 77043-1715

IFTC Cust IRA R/O ..............................       14.34%
Felipe C Perez
3415 Hickory Hill Dr

Name of Funds                                     % of Total Shares
-------------                                    -------------------
Arlington, TX 76014-3322

Hamill & Co FBO Chase Bank of Texas NA .........       10.22%
Attn Mutual Fund Unit 16HCB09
PO Box 2558
Houston, TX 77252-2558

Margaret D Penrose .............................        6.75%
2315 Little Rd Apt 217
Arlington, TX 76016-6345

Federico Carrillo ..............................        5.58%
Francia Fernandez JTWROS
3 World Financial Ctr Fl 16
New York, NY 10285-0001
Intermediate Term Bond Fund Premier

Hamill & Co FBO Chase Bank of Texas NA .........       61.95%
Attn Mutual Fund Unit 16HCB09
PO Box 2558
Houston, TX 77252-2558

Texas Commerce Bank ............................       15.95%
Attn Asset Trading
1111 Fannin Suite 10
Houston, TX 77002-6925

First Union National Bank Cust .................       14.58%
U/A for Matlack Systems Inc PPL
A/C 1546002456
1525 West Wt Harris Blvd
Charlotte, NC 28262-8522

Obie & Co ......................................        5.03%
c/o Chase Bank of Texas NA
Attn Mutual Funds Unit 16HCB 09
PO Box 200547
Houston, TX 77216-0547
Money Market Fund Investor Shares

Margaret C Bowden ..............................       21.10%
PO Box 348
Irvington, NY 10533-0348


Name of Funds                                            % of Total Shares
-------------                                           -------------------
Raymond Jean Lesperance TOD ..............................       16.84%
Rebecca B Lesperance &
Jennifer B Lesperance
Subject to DST Rules
795 Stuyvesant Ave Apt 2
Irvington, NY 10533-0348

Suresh C Nayar ...........................................       11.46%
Diane M Nayar JTWROS
4249 La Adelita Dr
El Paso, TX 79922-2340

Investors Fiduciary Tr Co Cust ...........................        9.33%
Roth Converted IRA 1/1/1998
FBO Jeffery A Petroske
14 Manor Pkwy
Rochester, NY 14620-2605
Money Market Fund Premier

Texas Commerce Bank ......................................       71.07%
Attn Asset Trading
1111 Fannin Suite 10
Houston, TX 77002-6925

Obie & Co ................................................       28.77%
c/o Texas Commerce Bank
Attn CTF/Chase Unit 18HCB 98
PO Box 2558
Houston, TX 77252-2558
Short Int Term US Gov SEC Fund Investor Shares

Hamill & Co FBO Chase Bank of Texas NA ...................       41.61%
Attn Mutual Fund Unit 16HCB09
PO Box 2558
Houston, TX 77252-2558

Talbot Perkins Childrens Services Endowment Fund .........       23.91%
116 W 32nd St Fl 13
New York, NY 10001-3289

Luke Joseph Smith & Elaine Joan Smith GDNS ...............        7.79%
Carolyn Anne Smith
17 Layton Dr
Canterbury, NH 03224-2017


Name of Funds                                      % of Total Shares
-------------                                     -------------------
NFSC FEBO #ATL-189626 ..........................       7.71%
Frank B Dunlap III GDN
Matthew A Koester
3001 East Ave Apt 242 Bld J
Grand Prairie, TX 75050

NFSC FEBO #ATL-189618 ..........................       7.62%
Frank B Dunlap III GDN
Laura Elaine Koester
3001 East Ave Apt 242 Bld J
Grand Prairie, TX 75050

Boris Amusin ...................................       6.92%
Valentina Amusina JT WROS
40 Ocean Pkwy Apt 2D
Brooklyn, NY 11218-1538
Short Intr Term US Gov SEC FD Premier

Hamill & Co FBO Chase Bank of Texas NA .........      64.80%
Attn Mutual Fund Unit 16HCB09
PO Box 2558
Houston, TX 77252-2558

Texas Commerce Bank ............................      32.39%
Attn Asset Trading
1111 Fannin Suite 10
Houston, TX 77002-6925
Small Capitalization Fund Investor Shares

Hamill & Co FBO Chase Bank of Texas NA .........      66.53%
Attn Mutual Fund Unit 16HCB09
PO Box 2558
Houston, TX 77252-2558

Western Mining Corp USA ........................      10.81%
401k Profit Sharing Plan
8008 E Arapahoe Rd Ste 110
Englewood, CO 80112-1356
Small Capitalization Fund Premier Shares

Hamill & Co FBO Chase Bank of Texas NA .........      62.41%
Attn Mutual Fund Unit 16HCB09
PO Box 2558
Houston, TX 77252-2558


Name of Funds                                      % of Total Shares
-------------                                     -------------------
Texas Commerce Bank ............................       24.92%
Attn Asset Trading
1111 Fannin Suite 10
Houston, TX 77002-6925
US Government Securities Fund Investor Shares

Edgar Jones ....................................       34.48%
Melva D Jones JTWROS
1404 S Rodgers Dr
Graham, TX 76450-4440

Margaret D Penrose .............................       17.55%
2315 Little Rd Apt 217
Arlington, TX 76016-6345

Richard Monte ..................................       14.91%
5 Cornelia St Apt 4C
New York, NY 10014-5617

Investors Fiduciary TR CO Cust .................        8.95%
IRA R/O Bobby J Coffin
1405 Marlee Ln
Arlington, TX 76014-1435

Donna M Ephlin .................................        8.91%
Gary W Ephlin JTWROS
10827 Loma Del Sol Dr
El Paso, TX 79934-3782

John G Gleason .................................        7.41%
Lorraine A Gleason JT WROS
12 Burnett Brook Dr
Mendham, NJ 07945-2100
US Government Securities Fund Premier Shares

Hamill & Co FBO Chase Bank of Texas NA .........       53.27%
Attn Mutual Fund Unit 16HCB09
PO Box 2558
Houston, TX 77252-2558

Texas Commerce Bank ............................       45.37%
Attn Asset Trading
1111 Fannin Suite 10
Houston, TX 77002-6925


Name of Funds                                      % of Total Shares
-------------                                     -------------------
Equity Growth Fund II

Chase Manhattan Bank N/A .......................       100.00%
Global Sec Services Omnibus
CMB Thrift Plan
Attn Jeff Rosenberg
3 Chase Metro Tech Center Flr 7
Brooklyn, NY 11245-0001

                             Financial Statements


     The Annual Report to Shareholders for the fiscal year ended December 31, 1999 of each Fund, including the report of independent accounts, financial highlights and financial statements for the fiscal year ended December 31, 1999 contained therein, are incorporated herein by reference.

              Specimen Computations of Offering Prices Per Share





Balanced Fund (specimen computations)
Premier Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest
at December 31, 1999 ................................................     $ 38.50

Investor Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest
at December 31, 1999 ................................................     $ 38.46

Core Equity Fund (specimen computations)
Premier Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest
at December 31, 1999 ................................................     $ 32.24

Investor Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest
at December 31, 1999 ................................................     $ 32.19

Equity Growth Fund (specimen computations)
Premier Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest
at December 31, 1999 ................................................     $ 68.09

Investor Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest
at December 31, 1999 ................................................     $ 67.85

Equity Income Fund (specimen computations)
Premier Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest
at December 31, 1999 ................................................     $ 49.80

Investor Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest
at December 31, 1999 ................................................     $ 49.83

Income Fund (specimen computations)
Premier Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest
at December 31, 1999 ................................................     $ 18.71

Investor Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest
at December 31, 1999 ................................................     $ 18.72

Intermediate Term Bond Fund (specimen computations)
Premier Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest
at December 31, 1999 ................................................     $ 12.06

Investor Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest
at December 31, 1999 ................................................     $ 12.06

Money Market Fund (specimen computations)
Premier Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest
at December 31, 1999 ................................................     $  1.00

Investor Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest
at December 31, 1999 ................................................     $  1.00

Short-Intermediate Term U.S. Government Securities Fund (specimen computations)
Premier Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest
at December 31, 1999 ................................................     $ 12.05

Investor Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest
at December 31, 1999 ................................................     $ 12.04

Small Capitalization Fund (specimen computations)
Premier Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest
at December 31, 1999 ................................................     $ 22.60

Investor Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest
at December 31, 1999 ................................................     $ 22.51

U.S. Government Securities Fund (specimen computations)
Premier Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest
at December 31, 1999 ................................................     $ 12.84

Investor Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest
at December 31, 1999 ................................................     $ 12.84

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                                       63

                                  APPENDIX A


                       DESCRIPTION OF CERTAIN OBLIGATIONS
                    ISSUED OR GUARANTEED BY U.S. GOVERNMENT
                         AGENCIES OR INSTRUMENTALITIES

     Federal Farm Credit System Notes and Bonds--are bonds issued by a cooperatively owned nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U.S. Government. These bonds are not guaranteed by the U.S. Government.

     Maritime Administration Bonds--are bonds issued and provided by the Department of Transportation of the U.S. Government are guaranteed by the U.S. Government.

     FNMA Bonds--are bonds guaranteed by the Federal National Mortgage Association. These bonds are not guaranteed by the U.S. Government.

     FHA Debentures--are debentures issued by the Federal Housing
Administration of the U.S. Government and are guaranteed by the U.S.
Government.

     FHA Insured Notes--are bonds issued by the Farmers Home Administration of the U.S. Government and are guaranteed by the U.S. Government.

     GNMA Certificates--are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration and therefore guaranteed by the U.S. Government. As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures may result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee. As the prepayment rate of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. The yield which will be earned on GNMA Certificates may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates. Principal which is so prepaid will be reinvested although possibly at a lower rate. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium could result in a loss to a Fund. Due to the large amount of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate. If agency securities are purchased at a premium above principal, the premium is not guaranteed by the issuing agency and a decline in the market value to par may result in a loss of the premium, which may be particularly likely in the event of a prepayment. When and if available, U.S. Government obligations may be purchased at a discount from face value.

     FHLMC Certificates and FNMA Certificates--are mortgage-backed bonds issued by the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, respectively, and are guaranteed by the U.S. Government.

     GSA Participation Certificates--are participation certificates issued by the General Services Administration of the U.S. Government and are guaranteed by the U.S. Government.

     New Communities Debentures--are debentures issued in accordance with the provisions of Title IV of the Housing and Urban Development Act of 1968, as supplemented and extended by Title VII of the Housing and Urban Development Act of 1970, the payment of which is guaranteed by the U.S. Government.

     Public Housing Bonds--are bonds issued by public housing and urban renewal agencies in connection with programs administered by the Department of Housing and Urban Development of the U.S. Government, the payment of which is secured by the U.S. Government.

     Penn Central Transportation Certificates--are certificates issued by Penn Central Transportation and guaranteed by the U.S. Government.

     SBA Debentures--are debentures fully guaranteed as to principal and interest by the Small Business Administration of the U.S. Government.

     Washington Metropolitan Area Transit Authority Bonds--are bonds issued by the Washington Metropolitan Area Transit Authority. Some of the bonds issued prior to 1993 are guaranteed by the U.S. Government.

     FHLMC Bonds--are bonds issued and guaranteed by the Federal Home Loan Mortgage Corporation. These bonds are not guaranteed by the U.S. Government.

     Federal Home Loan Bank Notes and Bonds--are notes and bonds issued by the Federal Home Loan Bank System and are not guaranteed by the U.S. Government.

     Student Loan Marketing Association ('Sallie Mae') Notes and Bonds--are notes and bonds issued by the Student Loan Marketing Association and are not guaranteed by the U.S. Government.

     D.C. Armory Board Bonds--are bonds issued by the District of Columbia Armory Board and are guaranteed by the U.S. Government.

     Export-Import Bank Certificates--are certificates of beneficial interest and participation certificates issued and guaranteed by the Export-Import Bank of the U.S. and are guaranteed by the U.S. Government.

     In the case of securities not backed by the 'full faith and credit' of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitments.

     Investments may also be made in obligations of U.S. Government agencies or instrumentalities other than those listed above.

                                  APPENDIX B


                            DESCRIPTION OF RATINGS

     A description of the rating policies of Moody's, S&P and Fitch with respect to bonds and commercial paper appears below.

              Moody's Investors Services' Corporate Bond Ratings

     Aaa--Bonds which are rated "Aaa" are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated "A" possess many favorable investment qualities and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

     Caa--Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca--Bonds which are rated "Ca" represent obligations which are speculative in high degree.

     Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers "1", "2", and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

            Standard & Poor's Ratings Group Corporate Bond Ratings

     AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to repay principal and pay interest.

     AA--Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and differs from "AAA" issues only in small degree.

     A--Bonds rated "A" have a strong capacity to repay principal and pay interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Bonds rated "BBB" are regarded as having an adequate capacity to repay principal and pay interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for higher rated categories.

     BB-B-CCC-CC-C--Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI--Bonds rated "CI" are income bonds on which no interest is being paid.

     D--Bonds rated "D" are in default. The "D" category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired unless S&P believes that such payments will be made during such grace period. The "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

             Moody's Investors Service's Commercial Paper Ratings

     Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     Prime-3--Issuers (or related supporting institutions) rated "Prime-3" have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     Not Prime--Issuers rated "Not Prime" do not fall within any of the Prime rating categories.

            Standard & Poor's Rating Group Commercial Paper Ratings

     A S&P commercial paper rating is current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded in several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

     A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

     A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B--Issues rated "B" are regarded as having only speculative capacity for timely payment.

     C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                              Fitch Bond Ratings

     AAA--Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated F-1+ by Fitch.

     A--Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse consequences on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs, however, are not used in the AAA category.

                           Fitch Short-Term Ratings

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposits, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     Fitch's short-term ratings are as follows:

     F-1+--Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1--Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2--Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

     F-3--Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, although near-term adverse changes could cause these securities to be rated below investment grade.

     LOC--The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

     Like higher rated bonds, bonds rated in the Baa or BBB categories are considered to have adequate capacity to pay principal and interest. However, such bonds may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds.

     After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by a Fund. However, a Fund's investment manager will consider such event in its determination of whether such Fund should continue to hold the security. To the extent the ratings given by Moody's, S&P or Fitch may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this Statement of Additional Information.

                     [This page intentionally left blank]

(C)The Chase Manhattan Corporation, 2000.    CF10 400 April 2000       CF102-400

                          PART C - OTHER INFORMATION


Item 23.         Exhibits





1        Declaration of Trust dated as of September 19, 1997.*



2        By-Laws.*


3        None.


4(a) Form of Investment Advisory Agreement between Trust and The Chase Manhattan Bank.*


4(b) Form of Sub-Advisory Agreement between The Chase Manhattan Bank and Texas Commerce Bank National Association.*


4(c)     Form of Administration Agreement.*


4(d)     Form of Investment Advisory Agreement.*


5        Form of Distribution and Sub-Administration Agreement.*


6        None.


7        Form of Custodian Agreement.*


8        Form of Transfer Agency Agreement.*

9 Opinion and consent of counsel as to the legality of the securities being registered.*


10       Consent of Independent Auditors.+


11 Financial Statements and the Reports thereon for the Funds filed herein for the fiscal year ended December 31, 1999 are incorporated by reference into this Part B as part of the 1999 Annual Reports to Shareholders for such Funds as filed with the Securities and Exchange Commission by the Registrant on Form N-30D on February 18 and 28, 2000, accession numbers 0000950146-00-000154 and 0000950146-00-000200.


12       None.


13       Distribution Plan.*


14       Financial Data Schedules.+


18       None.



* Previously filed with Registration Statement and Post-effective Amendments and are herein incorporated by reference.


+        Filed herewith.

Item 24.         Persons Controlled by or Under Common Control with the Fund.

Inapplicable.



Item 25.         Indemnification


Sections 10.2 and 10.4 of the Amended and Restated Declaration of Trust, filed as Exhibit 1, are incorporated herein by reference. Section 10.2 contains provisions limiting the liabilities of members of the Supervisory Committee and
Section 10.4 contains provisions for indemnification of the Trustee, members of the Supervisory Committee and officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Trust and the Trustee pursuant to the foregoing provisions or otherwise, the Trust has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a director, officer, or controlling person of the Trust and the Trustee in connection with the successful defense of any action, suit or proceeding) is asserted against the Trust by such director, officer or controlling person or the Trustee in connection with the Units being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.         Business and Other Connections of Investment Adviser


(a) The Chase Manhattan Bank ("Chase") is the investment adviser of the Trust. Chase is a commercial bank providing a wide range of banking and investment services.

To the knowledge of the Registrant, none of the Directors or executive officers of Chase, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of Chase also hold or have held various positions with bank and non-bank affiliates of Chase, including its parent, The Chase Manhattan Corporation. Each Director listed below is also a Director of The Chase Manhattan Corporation.


         Name            Position with Chase         Principal Occupation
         ----            -------------------         --------------------
Hans W. Becherer         Director              Chairman and CEO, Deere & Co.

Frank A. Bennack, Jr.    Director              Chairman and CEO, The Hearst
                                               Corp.

Susan V. Berresford      Director              President, The Ford Foundation

Donald L. Boudreau       Vice Chairman         None
                         Of the Board

M. Anthony Burns         Director              Chairman of the Board,
                                               President and Chief Executive
                                               Officer of Ryder System, Inc.

H. Laurance Fuller       Director              Chairman, President, Chief
                                               Executive Officer and Director
                                               of Amoco Corporation and
                                               Director of Abbott Laboratories

Melvin R. Goodes         Director              Chairman and CEO, Warner-Lambert
                                               Co.

William H. Gray III      Director              President and CEO, The College
                                               Fund/UNCF


George V. Grune          Director              Chairman and CEO, The Reader's
                                               Digest Assoc., Inc.

William Harrison         Vice Chairman         None
                         Of the Board

Harold S. Hook           Director              Retired Chairman, American
                                               General Corp.

Helene Kaplan            Director              Of Counsel, Skaden, Arps, Slate,
                                               Meager & Flom LLP

Thomas G. Labreque       President and Chief   Chairman, Chief Executive
                         Operating Officer     Officer and a Director of The
                         and Director          Chase Manhattan Corporation and
                                               a Director of AMAX, Inc.

Donald H. Layton         Vice Chairman         None
                         Of the Board

James B. Lee             Vice Chairman         None
                         Of the Board

Denis O'Leary            Executive             None
                         Vice President

Marc J. Shapiro          Vice Chairman         None
                         Of the Board

Joseph G. Sponholz       Vice Chairman         None
                         Of the Board

Henry B. Schacht         Director              Chairman and Chief Executive
                                               Officer of Cummins Engine
                                               Company, Inc. and a Director of
                                               each of American Telephone and
                                               Telegraph Company and CBS Inc.


                                     II-4

Walter V. Shipley        Chairman of the       None
                         Board and Chief
                         Executive Officer

Andrew C. Sigler         Director              Chairman of the Board and Chief
                                               Executive Officer, Champion
                                               International Corporation

John R. Stafford         Director              Chairman, President and Chief
                                               Executive Officer, American
                                               Home Products Corporation


Marina V. N. Whitman     Director              Professor of Business
                                               Administration and Public
                                               Policy, University of Michigan



(b) Chase Bank of Texas, N.A. ("CBT") is investment sub-adviser with respect to certain of the Funds. Its business has been solely that of a national bank.


The directors and executive officers (i.e., members of management committee) of the investment adviser have held during the past two fiscal years the following positions of a substantial nature:

                        Position(s)     Position(s)
                        and Offices     and Offices   Other Substantial
                          with             with      Business, Profession,
      Name                CBT           Registrant   Vocation or Employment
      -----             --------------  -----------  ----------------------
John L. Adams           Chairman,        None        None
                        President and
                        CEO

Elaine B. Agather       CEO, CBT --      None        None
                        Fort Worth,
                        Vice Chairman,
                        CBT -- Metroplex

Alan R. Buckwalter, III Director,        None        None
                        Vice Chairman






                                     II-6

                        Position(s)       Position(s)
                        and Offices       and Offices      Other Substantial
                           with              with        Business, Profession,
       Name                 CBT           Registrant     Vocation or Employment
       -----            --------------    -------------  ----------------------

Robert C. Hunter        Director,            None         None
                        Vice Chairman

S. Todd Maclin          Director,            None         None
                        Vice Chairman

Beverly H. McCaskill    Director,            None         None
                        Executive
                        Vice President

Scott J. McLean         Executive            None         None
                        Vice President

Cathy S. Nunnally       Executive            None         None
                        Vice President

Jeffrey B. Reitman      Director,            None         None
                        General Counsel

Harriet S. Wasserstrum  Director,            None         None
                        Vice Chairman




Item 27.         Principal Underwriters

Inapplicable.


Item 28.         Location of Accounts and Records


Accounts and other documents are maintained at the offices of the Registrant.

Item 29.  Management Services.

Inapplicable.


Item 30.  Undertakings

         (a) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of Registrant's directors when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares of common stock and, in connection with such meeting, to assist in communications with other shareholders in this regard, as provided under
                 Section 16(c) of the 1940 Act.

         (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without change.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has certified that it meets all requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and the State of New York on the 28th day of April, 2000.



                                                  MUTUAL FUND INVESTMENT TRUST

                          By /s/ Sarah Jones
                             --------------------------
                             Sarah Jones
                             Chair

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


             *                     Trustee                        April 28, 2000
-------------------------------
    Fergus Reid, III

/s/ H. Richard Vartabedian         Trustee                        April 28, 2000
-------------------------------
    H. Richard Vartabedian

             *                     Trustee                        April 28, 2000
-------------------------------
    William J. Armstrong

             *                     Trustee                        April 28, 2000
-------------------------------
    John R.H. Blum

             *                     Trustee                        April 28, 2000
-------------------------------
    Stuart W. Cragin, Jr.

             *
-------------------------------    Trustee                        April 28, 2000
    Roland R. Eppley, Jr.

             *                     Trustee                        April 28, 2000
-------------------------------
    Joseph J. Harkins

             *                     Chair and                      April 28, 2000
-------------------------------    Trustee
    Sarah E. Jones

             *
-------------------------------    Trustee                        April 28, 2000
    W.D. MacCallan

             *
-------------------------------    Trustee                        April 28, 2000
    W. Perry Neff

             *                     Trustee                        April 28, 2000
-------------------------------
    Leonard M. Spalding, Jr.

             *                     Trustee                        April 28, 2000
-------------------------------
    Irv Thode

             *                     Trustee                        April 28, 2000
-------------------------------
    Richard E. Ten Haken

/s/ Martin R. Dean                 Treasurer and                  April 28, 2000
-------------------------------    Principal Financial
    Martin R. Dean                 Officer

/s/ H. Richard Vartabedian         Attorney in                    April 28, 2000
-------------------------------    Fact
    H. Richard Vartabedian